UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10267

AssetMark Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA  94523-3967
(Address of principal executive offices) (Zip code)

Carrie E. Hansen
AssetMark Investment Services, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Name and address of agent for service)
Michael P. O’Hare, ESQ.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

(866) 548-2653
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  October 1, 2007 to December 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2007
AssetMark Large Cap Growth
(Unaudited)

Shares		Value
	COMMON STOCKS - 97.33%
	Aerospace & Defense - 2.64%
61,400	Honeywell International, Inc.	$3,780,398
65,600	Lockheed Martin Corp. (b)	6,905,056
46,700	Precision Castparts Corp.	6,477,290
49,700	United Technologies Corp.	3,804,038
		20,966,782
	Air Freight & Logistics - 2.31%
172,605	C.H. Robinson Worldwide, Inc. (b)	9,341,383
203,000	Expeditors International Washington, Inc. (b)	9,070,040
		18,411,423
	Beverages - 0.99%
54,900	The Coca-Cola Company	3,369,213
59,450	PepsiCo, Inc.	4,512,255
		7,881,468
	Biotechnology - 2.53%
106,200	Cephalon, Inc. (a)(b)	7,620,912
154,660	Genentech, Inc. (a)(b)	10,373,046
144,000	Millennium Pharmaceuticals, Inc. (a)(b)	2,157,120
		20,151,078
	Capital Markets - 2.55%
86,273	The Bank Of New York Mellon Corp. (b)	4,206,671
155,200	The Charles Schwab Corp.	3,965,360
44,100	Goldman Sachs Group, Inc. (b)	9,483,705
82,000	SEI Investments Co. (b)	2,637,940
		20,293,676
	Chemicals - 1.07%
46,800	Air Products & Chemicals, Inc.	4,615,884
41,000	Mosaic Co. (a)	3,867,940
		8,483,824
	Commercial Banks - 0.58%
111,160	Bank of America Corp.	4,586,462
	Commercial Services & Supplies - 1.80%
52,340	Apollo Group, Inc. (a)(b)	3,671,651
56,300	ITT Educational Services, Inc. (a)	4,800,701
66,100	Manpower, Inc.	3,761,090
130,200	Steelcase, Inc. (b)	2,066,274
		14,299,716
	Communications Equipment - 4.69%
310,680	Cisco Systems, Inc. (a)(b)	8,410,108
54,800	CommScope, Inc. (a)(b)	2,696,708
90,900	Juniper Networks, Inc. (a)(b)	3,017,880
588,901	QUALCOMM, Inc.	23,173,254
		37,297,950
	Computers & Peripherals - 6.67%
60,700	Apple, Inc. (a)	12,023,456
139,225	Dell, Inc. (a)	3,412,405
266,090	Hewlett-Packard Co.	13,432,223
140,880	International Business Machines Corp. (b)	15,229,128
358,675	Network Appliance, Inc. (a)	8,952,528
		53,049,740
	Construction & Engineering - 0.70%
21,600	Foster Wheeler Ltd. (a)	3,348,432
23,000	Jacobs Engineering Group, Inc. (a)	2,199,030
		5,547,462
	Consumer Finance - 0.27%
41,750	American Express Co.	2,171,835
	Containers & Packaging - 0.66%
105,400	Owens-Illinois, Inc. (a)	5,217,300
	Diversified Financial Services - 1.22%
50,500	IntercontinentalExchange, Inc. (a)(b)	9,721,250
	Diversified Telecommunication Services - 0.54%
104,000	AT&T Inc.	4,322,240
	Electric Utilities - 0.26%
24,900	Exelon Corp.	2,032,836
	Electrical Equipment - 0.40%
56,500	Emerson Electric Co.	3,201,290
	Electronic Equipment & Instruments - 0.46%
65,900	Avnet, Inc. (a)(b)	2,304,523
73,500	Ingram Micro, Inc. (a)	1,325,940
		3,630,463
	Energy Equipment & Services - 4.67%
36,550	Baker Hughes, Inc. (b)	2,964,205
39,500	Dresser-Rand Group, Inc. (a)	1,542,475
34,100	FMC Technologies, Inc. (a)	1,933,470
181,900	Halliburton Co. (b)	6,895,829
59,700	National-Oilwell, Inc. (a)(b)	4,385,562
174,340	Schlumberger Ltd.	17,149,826
50,100	Unit Corp. (a)	2,317,125
		37,188,492
	Food & Staples Retailing - 2.94%
170,900	BJ's Wholesale Club, Inc. (a)(b)	5,781,547
39,600	Costco Wholesale Corp.	2,762,496
105,700	CVS Corp.	4,201,575
191,400	The Kroger Co. (b)	5,112,294
46,054	Walgreen Co.	1,753,736
78,670	Wal-Mart Stores, Inc. (b)	3,739,185
		23,350,833
	Food Products - 0.56%
38,000	Bunge Ltd. (b)	4,423,580
	Health Care Equipment & Supplies - 2.57%
65,100	Dentsply International, Inc. (b)	2,930,802
105,900	Medtronic, Inc.	5,323,593
51,300	St. Jude Medical, Inc. (a)(b)	2,084,832
193,217	Varian Medical Systems, Inc. (a)(b)	10,078,199
		20,417,426
	Health Care Providers & Services - 5.25%
74,044	Cerner Corp. (a)(b)	4,176,082
75,400	Coventry Health Care, Inc. (a)(b)	4,467,450
17,900	Laboratory Corp Of America Holdings (a)	1,351,987
116,700	McKesson Corp. (b)	7,645,017
51,000	Pharmaceutical Product Development, Inc.	2,058,870
170,000	UnitedHealth Group, Inc.	9,894,000
139,100	Wellpoint, Inc. (a)	12,203,243
		41,796,649
	Hotels, Restaurants & Leisure - 1.42%
74,000	International Game Technology (b)	3,250,820
77,745	Las Vegas Sands Corp. (a)(b)	8,011,622
		11,262,442
	Household Durables - 0.23%
19,140	Garmin Ltd.	1,856,580
	Household Products - 1.67%
45,000	Church & Dwight, Inc. (b)	2,433,150
27,150	Colgate-Palmolive Co.	2,116,614
42,500	Kimberly-Clark Corp.	2,946,950
79,350	Procter & Gamble Co.	5,825,877
		13,322,591
	Industrial Conglomerates - 2.31%
377,675	General Electric Co.	14,000,412
61,100	Textron, Inc.	4,356,430
		18,356,842
	Insurance - 4.19%
66,900	ACE Ltd.	4,133,082
70,250	Aflac, Inc.	4,399,757
77,650	American International Group, Inc.	4,526,995
43	Berkshire Hathaway Inc. (a)(b)	6,088,800
47,200	Everest Re Group Ltd.	4,738,880
493,392	Progressive Corp. (b)	9,453,391
		33,340,905
	Internet & Catalog Retail - 3.16%
171,920	Amazon.com, Inc. (a)(b)	15,926,669
277,105	eBay, Inc. (a)(b)	9,197,115
		25,123,784
	Internet Software & Services - 3.20%
27,302	Google, Inc. (a)	18,878,787
174,911	VeriSign, Inc. (a)(b)	6,578,403
		25,457,190
	IT Services - 1.43%
196,900	Accenture Ltd.	7,094,307
47,700	Automatic Data Processing, Inc. (b)	2,124,081
64,000	Cognizant Technology Solutions Corp. (a)	2,172,160
		11,390,548
	Machinery - 3.00%
81,870	AGCO Corp. (a)(b)	5,565,523
23,100	Cummins, Inc.	2,942,247
51,100	Danaher Corp. (b)	4,483,514
41,000	Deere & Co. (b)	3,817,920
61,900	Dover Corp. (b)	2,852,971
54,440	Gardner Denver, Inc. (a)	1,796,520
32,400	Parker Hannifin Corp. (b)	2,440,044
		23,898,739
	Media - 1.01%
36,000	DIRECTV Group, Inc. (a)	832,320
52,400	Omnicom Group, Inc. (b)	2,490,572
145,730	Walt Disney Co. (b)	4,704,164
		8,027,056
	Metals & Mining - 1.95%
31,600	Alcoa, Inc.	1,154,980
106,800	Allegheny Technologies, Inc. (b)	9,227,520
36,300	Freeport-McMoRan Copper & Gold, Inc.	3,718,572
13,400	Southern Copper Corp. (b)	1,408,742
		15,509,814
	Multiline Retail - 1.36%
112,170	Dollar Tree Stores, Inc. (a)(b)	2,907,446
120,300	Kohl's Corp. (a)(b)	5,509,740
48,100	Target Corp. (b)	2,405,000
		10,822,186
	Multi-Utilities - 0.68%
125,500	NRG Energy, Inc. (a)(b)	5,439,170
	Oil & Gas - 3.13%
41,700	Apache Corp. (b)	4,484,418
98,000	ConocoPhillips	8,653,400
35,500	EOG Resources, Inc. (b)	3,168,375
43,900	Marathon Oil Corp.	2,671,754
37,200	Tesoro Petroleum Corp.	1,774,440
59,100	Valero Energy Corp.	4,138,773
		24,891,160
	Pharmaceuticals - 6.58%
100,700	Abbott Laboratories (b)	5,654,305
72,600	Amylin Pharmaceuticals, Inc. (a)(b)	2,686,200
299,100	Bristol-Myers Squibb Co.	7,932,132
83,700	Eli Lilly & Co. (b)	4,468,743
87,800	Forest Laboratories, Inc. (a)	3,200,310
144,900	Genzyme Corp. (a)(b)	10,786,356
79,900	Merck & Co., Inc.	4,642,989
486,200	Schering Plough Corp.	12,952,368
		52,323,403
	Semiconductor & Semiconductor Equipment - 2.91%
53,300	Applied Materials, Inc. (b)	946,608
172,900	Intel Corp.	4,609,514
146,000	Lam Research Corp. (a)(b)	6,311,580
62,500	Linear Technology Corp. (b)	1,989,375
172,965	NVIDIA Corp. (a)(b)	5,884,269
102,500	Texas Instruments, Inc. (b)	3,423,500
		23,164,846
	Software - 9.64%
345,055	Autodesk, Inc. (a)(b)	17,169,937
92,400	Citrix Systems, Inc. (a)(b)	3,512,124
708,150	Microsoft Corp.	25,210,140
461,600	Oracle Corp. (a)	10,422,928
295,600	Salesforce.com, Inc. (a)(b)	18,531,164
111,900	Symantec Corp. (a)(b)	1,806,066
		76,652,359
	Specialty Retail - 1.69%
75,100	Abercrombie & Fitch Co. - Class A (b)	6,005,747
32,000	GameStop Corp. - Class A (a)	1,987,520
86,400	The Gap Inc. (b)	1,838,592
156,375	Staples, Inc.	3,607,571
		13,439,430
	Textiles, Apparel & Luxury Goods - 0.41%
51,300	Nike, Inc.	3,295,512
	Tobacco - 1.03%
108,600	Altria Group, Inc.	8,207,988

	Total Common Stocks (Cost $646,456,182)	774,226,320

	INVESTMENT COMPANIES - 0.67%
	Exchange Traded Fund - 0.67%
88,500	iShares Russell 1000 Growth Index Fund (b)	5,379,030

	Total Investment Companies (Cost $5,436,670)	5,379,030

	SHORT TERM INVESTMENTS - 1.85%
	Money Market Funds - 1.85%
14,689,068	Federated Prime Obligations Fund	14,689,068

	Total Short Term Investments (Cost $14,689,068)	14,689,068
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 34.50%
	Commercial Paper - 4.05%
$ 8,581,730	Alianz Finance, 5.060%, 01/16/08 (c)	8,479,226
1,716,346	Kommunalkredit Austria SG, 4.900%, 01/31/08 (c)	1,695,391
12,014,422	Kommunalkredit Austria SG, 4.871%, 02/07/08	11,863,527
10,298,076	Societe Generale, 4.801%, 02/04/08	10,167,908

	Total Commercial Paper (Cost $32,206,052)	32,206,052

	Corporate Bonds and Notes - 3.97%
13,730,768	American Express, 5.020% 01/16/08	13,730,768
10,298,076	Barclays Bank, 5.150%, 02/12/08	10,298,076
3,432,692	Bayerische Landesbank, 4.956%, 08/23/08	3,432,692
4,119,230	Metlife Global, 4.965%, 04/28/08	4,119,230

	Total Corporate Bonds and Notes (Cost $31,580,766)	31,580,766

	Corporate Paydown Securities - 4.37%
10,521,204	KKR Atlantic Funding, 5.205%, 03/13/08 (d)	10,338,498
11,845,524	KKR Pacific Funding, 5.205%, 03/13/08 (d)	11,664,039
6,665,233	Rams Funding, 5.095%, 02/11/08 (c)	6,665,233
6,079,179	Rams Funding, 5.146%, 02/11/08 (c)	6,079,179

	Total Corporate Paydown Securities (Cost $35,111,140)	34,746,949
Shares
	Mutual Funds - 2.71%
8,286,017	AIM STIT-Liquid Assets Portfolio	8,286,017
13,275,285	Reserve Primary Fund	13,275,285

	Total Mutual Funds (Cost $21,561,302)	21,561,302
Principal Amount
	Principal Cash - 0.06%
$ 498,045	Principal Cash	498,045

	Total Principal Cash (Cost $498,045)	498,045

	Repurchase Agreements - 19.34%
13,730,768	BNP Paribas Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $13,936,664, 6.000%, 12/01/37)	13,730,768
102,980,758	Greenwich Capital Repurchase Agreement, 4.850%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $105,040,977, 0.000%, 01/01/28 to 06/15/37)	102,980,758
13,730,768	ING Financial Repurchase Agreement, 4.600%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $14,001,113, 0.000% to 11.750%, 11/15/08 to 02/15/36)	13,730,768
3,432,692	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $3,485,659, 5.500%, 04/01/36)	3,432,692
6,178,845	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $6,273,899, 5.500%, 04/01/36)	6,178,845
13,730,768	Merrill Lynch Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by non-U.S. Government Agency Issues, value $142,953,688, 4.250% to 8.250%, 01/15/09 to 05/15/37)	13,730,768

	Total Repurchase Agreements (Cost $153,784,599)	153,784,599

	Total Investments Purchased as Securities Lending Collateral (Cost $274,741,904)	274,377,713

	Total Investments (Cost $941,323,824) - 134.35%	1,068,672,131
	Liabilities in Excess of Other Assets - (34.35)%	(273,217,499)
	TOTAL NET ASSETS - 100.00%	$795,454,632

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $22,919,029, which represents 2.88% of total net assets.
(d)	As of December 31, 2007 the Adviser has fair valied this security.

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$941,323,824
	Gross unrealized appreciation	147,950,288
	Gross unrealized depreciation	(20,601,981)
	Net unrealized appreciation	$127,348,307

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007
AssetMark Large Cap Value
(Unaudited)

Shares		Value
	COMMON STOCKS - 96.60%
	Aerospace & Defense - 1.10%
92,200	Northrop Grumman Corp.	$7,250,608
	Auto Components - 0.56%
1,038,246	Delphi Corp. (a)(b)	150,442
98,100	Johnson Controls, Inc.	3,535,524
		3,685,966
	Automobiles - 2.85%
689,582	Ford Motor Co. (a)(b)	4,640,887
357,335	General Motors Corp. (b)	8,894,068
112,950	Harley-Davidson, Inc. (b)	5,275,895
		18,810,850
	Beverages - 0.94%
67,300	Anheuser-Busch Companies, Inc. (b)	3,522,482
31,150	Diageo PLC - ADR	2,673,605
		6,196,087
	Biotechnology - 0.32%
45,830	Amgen, Inc. (a)(b)	2,128,345
	Building Products - 1.00%
304,530	Masco Corp. (b)	6,580,893
	Capital Markets - 1.67%
37,770	Ameriprise Financial, Inc. (b)	2,081,505
53,340	The Bank Of New York Mellon Corp. (b)	2,600,858
119,300	Morgan Stanley (b)	6,336,023
		11,018,386
	Chemicals - 2.48%
330,970	The Dow Chemical Co. (b)	13,046,837
47,400	PPG Industries, Inc.	3,328,902
		16,375,739
	Commercial Banks - 7.05%
233,800	Bank of America Corp.	9,646,588
141,130	Fifth Third Bancorp (b)	3,546,597
29,780	HSBC Holdings PLC - ADR (b)	2,492,884
127,890	National City Corp. (b)	2,105,069
230,930	Popular, Inc. (b)	2,447,858
395,100	Regions Financial Corp. (b)	9,344,115
342,734	Wachovia Corp. (b)	13,034,174
130,100	Wells Fargo & Co. (b)	3,927,719
		46,545,004
	Commercial Services & Supplies - 0.98%
14,150	Dun & Bradstreet Corp. (b)	1,254,114
279,480	H&R Block, Inc. (b)	5,189,944
		6,444,058
	Communications Equipment - 0.75%
367,319	Alcatel SA - ADR	2,688,775
142,440	Motorola, Inc.	2,284,738
		4,973,513
	Computers & Peripherals - 1.58%
251,010	Dell, Inc. (a)	6,152,255
84,500	Hewlett-Packard Co.	4,265,560
		10,417,815
	Construction Materials - 0.16%
13,550	Vulcan Materials Co. (b)	1,071,670
	Consumer Finance - 1.17%
148,300	American Express Co.	7,714,566
	Containers & Packaging - 0.47%
133,200	Sealed Air Corp. (b)	3,082,248
	Diversified Financial Services - 3.72%
98,820	CIT Group, Inc.	2,374,645
483,458	Citigroup, Inc.	14,233,003
152,738	J.P. Morgan Chase & Co.	6,667,014
35,750	Moody's Corp. (b)	1,276,275
		24,550,937
	Diversified Telecommunication Services - 4.82%
363,662	AT&T Inc.	15,113,793
108,100	Sprint Corp. (b)	1,419,353
351,040	Verizon Communications, Inc.	15,336,937
		31,870,083
	Electric Utilities - 1.08%
133,100	Edison International (b)	7,103,547
	Electronic Equipment & Instruments - 0.85%
172,004	Flextronics International Ltd. (a)(b)	2,074,368
741,320	Sanmina-SCI Corporation (a)	1,349,202
58,512	Tyco Electronics Ltd.	2,172,551
		5,596,121
	Energy Equipment & Services - 2.18%
24,700	Diamond Offshore Drilling (b)	3,507,400
192,600	Halliburton Co.	7,301,466
25,265	Transocean Inc. (a)(b)	3,616,685
		14,425,551
	Food & Staples Retailing - 3.20%
129,100	Costco Wholesale Corp. (b)	9,006,016
67,217	CVS Corp.	2,671,876
91,385	Safeway, Inc. (b)	3,126,281
83,830	Supervalu, Inc. (b)	3,145,302
67,250	Wal-Mart Stores, Inc. (b)	3,196,392
		21,145,867
	Food Products - 2.25%
172,200	Archer-Daniels-Midland Co. (b)	7,995,246
43,166	Kraft Foods, Inc. (b)	1,408,506
338,860	Sara Lee Corp.	5,442,092
		14,845,844
	Health Care Equipment & Supplies - 1.04%
369,220	Boston Scientific Corp. (a)	4,294,029
58,512	Covidien Ltd.	2,591,496
		6,885,525
	Health Care Providers & Services - 2.06%
24,050	Cardinal Health, Inc. (b)	1,388,888
145,000	Cigna Corp.	7,790,850
427,500	Tenet Healthcare Corp. (a)(b)	2,171,700
38,900	UnitedHealth Group, Inc.	2,263,980
		13,615,418
	Hotels, Restaurants & Leisure - 1.33%
157,100	Carnival Corp. (b)	6,989,379
30,000	McDonald's Corp.	1,767,300
		8,756,679
	Household Durables - 1.34%
51,400	DR Horton, Inc. (b)	676,938
43,500	Fortune Brands, Inc. (b)	3,147,660
27,380	Lennar Corp. (b)	489,828
37,140	Pulte Homes, Inc.	391,456
50,860	Whirlpool Corp. (b)	4,151,702
		8,857,584
	Household Products - 1.57%
114,100	Kimberly-Clark Corp. (b)	7,911,694
33,170	Procter & Gamble Co.	2,435,341
		10,347,035
	Industrial Conglomerates - 1.48%
45,000	3M Co.	3,794,400
99,400	General Electric Co.	3,684,758
58,512	Tyco International Ltd. (b)	2,320,001
		9,799,159
	Insurance - 10.67%
285,600	The Allstate Corp.	14,916,888
117,100	American International Group, Inc.	6,826,930
25,940	AON Corp.	1,237,078
1,703	Berkshire Hathaway, Inc. (a)	8,065,408
138,880	Conseco, Inc. (a)(b)	1,744,333
96,500	Loews Corp.	4,857,810
131,860	Marsh & McLennan Companies, Inc.	3,490,334
178,800	Metlife, Inc. (b)	11,017,656
136,760	Old Republic International Corp. (b)	2,107,472
154,900	Progressive Corp. (b)	2,967,884
25,836	Transatlantic Holdings, Inc.	1,877,502
212,000	Travelers Companies, Inc.	11,405,600
		70,514,895
	IT Services - 1.30%
169,067	Electronic Data Systems Corp.	3,504,759
83,325	Iron Mountain, Inc. (a)(b)	3,084,691
415,885	Unisys Corp. (a)	1,967,136
		8,556,586
	Leisure Equipment & Products - 0.45%
136,817	Eastman Kodak Co. (b)	2,992,188
	Machinery - 1.66%
96,900	Caterpillar, Inc.	7,031,064
72,750	Paccar, Inc. (b)	3,963,420
		10,994,484
	Media - 3.83%
222,800	CBS Corp. (b)	6,071,300
224,425	Comcast Corp. (a)(b)	4,066,581
288,045	Gannett Co., Inc. (b)	11,233,755
90,720	McClatchy Co. (b)	1,135,814
137,300	News Corp. (b)	2,813,277
		25,320,727
	Metals & Mining - 2.65%
186,670	Alcoa, Inc.	6,822,789
65,300	Freeport-McMoRan Copper & Gold, Inc.	6,689,332
67,700	Nucor Corp. (b)	4,009,194
		17,521,315
	Multiline Retail - 0.38%
97,300	Macy's, Inc.	2,517,151
	Multi-Utilities - 0.61%
85,200	Dominion Resources, Inc. (b)	4,042,740
	Office Electronics - 0.79%
323,960	Xerox Corp. (a)(b)	5,244,912
	Oil & Gas - 11.45%
114,000	Apache Corp. (b)	12,259,560
34,400	Canadian Natural Resources Ltd. (b)	2,516,016
239,652	ConocoPhillips	21,161,272
58,100	Devon Energy Corp. (b)	5,165,671
50,750	EOG Resources, Inc. (b)	4,529,437
204,200	Marathon Oil Corp.	12,427,612
80,100	Occidental Petroleum Corp.	6,166,899
162,900	Valero Energy Corp.	11,407,887
		75,634,354
	Paper & Forest Products - 0.52%
105,700	International Paper Co. (b)	3,422,566
	Pharmaceuticals - 5.37%
101,384	Bristol-Myers Squibb Co.	2,688,704
176,740	Johnson & Johnson	11,788,558
119,800	Merck & Co., Inc.	6,961,578
512,816	Pfizer, Inc.	11,656,308
54,575	Wyeth	2,411,669
		35,506,817
	Road & Rail - 0.50%
40,000	Burlington Northern Santa Fe Corp.	3,329,200
	Semiconductor & Semiconductor Equipment - 0.82%
53,473	Intel Corp.	1,425,590
547,156	Micron Technology, Inc. (a)(b)	3,966,881
		5,392,471
	Software - 1.23%
228,990	Microsoft Corp.	8,152,044
	Specialty Retail - 0.96%
235,660	Home Depot, Inc.	6,348,680
	Thrifts & Mortgage Finance - 1.18%
236,119	Countrywide Financial Corp. (b)	2,110,904
39,750	Fannie Mae	1,589,205
37,980	Federal Home Loan Mortgage Corp.	1,293,978
204,780	Washington Mutual, Inc. (b)	2,787,056
		7,781,143
	Tobacco - 2.23%
194,900	Altria Group, Inc.	14,730,542

	Total Common Stocks (Cost $592,764,058)	638,097,913

	REAL ESTATE INVESTMENT TRUSTS - 1.04%
	Real Estate Investment Trusts - 1.04%
59,300	ProLogis (b)	3,758,434
36,000	Simon Property Group, Inc. (b)	3,126,960
		6,885,394

	Total Real Estate Investment Trusts (Cost $7,014,493)	6,885,394

	SHORT TERM INVESTMENTS - 2.17%
	Money Market Funds - 2.17%
14,340,797	Federated Prime Obligations Fund	14,340,797

	Total Short Term Investments (Cost $14,340,797)	14,340,797
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 33.70%
	Commercial Paper - 3.96%
$ 6,963,765	Alianz Finance, 5.060%, 01/16/08 (c)	6,880,587
1,392,753	Kommunalkredit Austria SG, 4.900%, 01/31/08 (c)	1,375,749
9,749,271	Kommunalkredit Austria SG, 4.871%, 02/07/08	9,626,826
8,356,518	Societe Generale, 4.801%, 02/04/08	8,250,892

	Total Commercial Paper (Cost $26,134,054)	26,134,054

	Corporate Bonds and Notes - 3.88%
11,142,024	American Express, 5.020% 01/16/08	11,142,024
8,356,518	Barclays Bank, 5.150%, 02/12/08	8,356,518
2,785,506	Bayerische Landesbank, 4.956%, 08/23/08	2,785,506
3,342,607	Metlife Global, 4.965%, 04/28/08	3,342,607

	Total Corporate Bonds and Notes (Cost $25,626,655)	25,626,655

	Corporate Paydown Securities - 4.27%
8,537,578	KKR Atlantic Funding, 5.205%, 03/13/08 (d)	8,383,096
9,612,216	KKR Pacific Funding, 5.205%, 03/13/08 (d)	9,458,766
5,408,597	Rams Funding, 5.095%, 02/11/08 (c)	5,408,597
4,933,035	Rams Funding, 5.146%, 02/11/08 (c)	4,933,035

	Total Corporate Paydown Securities (Cost $28,491,426)	28,183,494
Shares
	Mutual Funds - 2.65%
6,723,805	AIM STIT-Liquid Assets Portfolio	6,723,805
10,772,416	Reserve Primary Fund	10,772,416

	Total Mutual Funds (Cost $17,496,221)	17,496,221
Principal Amount
	Principal Cash - 0.06%
$ 404,147	Principal Cash	404,147

	Total Principal Cash (Cost $404,147)	404,147

	Repurchase Agreements - 18.89%
11,142,024	BNP Paribas Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $11,309,102, 6.000%, 12/01/37)	11,142,024
83,565,182	Greenwich Capital Repurchase Agreement, 4.850%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $85,236,975, 0.000%, 01/01/28 to 06/15/37)	83,565,182
11,142,024	ING Financial Repurchase Agreement, 4.600%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $11,361,400, 0.000% to 11.750%, 11/15/08 to 02/15/36)	11,142,024
2,785,506	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $2,828,487, 5.500%, 04/01/36)	2,785,506
5,013,911	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $5,091,044, 5.500%, 04/01/36)	5,013,911
11,142,024	Merrill Lynch Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by non-U.S. Government Agency Issues, value $11,536,170, 4.250% to 8.250%, 01/15/09 to 05/15/37)	11,142,024

	Total Repurchase Agreements (Cost $124,790,671)	124,790,671

	Total Investments Purchased as Securities Lending Collateral (Cost $222,943,174)	222,635,242

	Total Investments (Cost $837,062,522) - 133.51%	881,959,346
	Liabilities in Excess of Other Assets - (33.51)%	(221,401,435)
	TOTAL NET ASSETS - 100.00%	660,557,911

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $18,597,968, which represents 2.82% of total net assets.
(d)	As of December 31, 2007 the Adviser has fair valied this security.

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$837,062,522
	Gross unrealized appreciation	112,979,222
	Gross unrealized depreciation	(68,082,398)
	Net unrealized appreciation	$44,896,824

	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007
AssetMark Small Mid Cap Growth
(Unaudited)

Shares		Value
	COMMON STOCKS - 98.40%
	Aerospace & Defense - 7.12%
26,270	AAR Corp. (a)(b)	$999,048
53,758	BE Aerospace, Inc. (a)(b)	2,843,798
18,200	Ceradyne, Inc. (a)	854,126
13,000	Curtiss-Wright Corp. (b)	652,600
23,600	DRS Technologies, Inc. (b)	1,280,772
21,400	DynCorp International, Inc. (a)	575,232
21,000	Hexcel Corp. (a)(b)	509,880
20,009	Ladish, Inc. (a)	864,189
32,460	Spirit Aerosystems Holdings, Inc. (a)	1,119,870
8,900	Teledyne Technologies, Inc. (a)	474,637
11,720	Triumph Group, Inc. (b)	965,142
		11,139,294
	Airlines - 0.22%
15,200	Continental Airlines, Inc. (a)(b)	338,200
	Auto Components - 0.36%
8,900	American Axle & Manufacturing Holdings, Inc. (b)	165,718
7,600	Autoliv, Inc.	400,596
		566,314
	Automobiles - 0.19%
7,600	Thor Industries, Inc. (b)	288,876
	Beverages - 0.66%
17,800	Central European Distribution Corp. (a)	1,033,824
	Biotechnology - 3.97%
27,230	Alexion Pharmaceuticals, Inc. (a)(b)	2,043,067
25,800	Cepheid, Inc. (a)	679,830
20,500	Cubist Pharmaceuticals, Inc. (a)(b)	420,455
42,260	Lifecell Corp. (a)(b)	1,821,828
8,900	Onyx Pharmaceuticals, Inc. (a)	495,018
9,800	OSI Pharmaceuticals, Inc. (a)	475,398
12,000	Vertex Pharmaceuticals, Inc. (a)(b)	278,760
		6,214,356
	Capital Markets - 3.44%
3,565	Affiliated Managers Group, Inc. (a)(b)	418,745
5,800	Calamos Asset Management, Inc. (b)	172,724
25,846	FCStone Group, Inc. (a)(b)	1,189,691
11,244	GFI Group Inc. (a)(b)	1,076,276
80,205	MF Global Ltd. (a)(b)	2,524,051
		5,381,487
	Chemicals - 3.04%
37,000	Celanese Corp.	1,565,840
10,700	CF Industries Holdings, Inc. (b)	1,177,642
13,800	Lubrizol Corp.	747,408
26,400	Terra Industries, Inc. (a)(b)	1,260,864
		4,751,754
	Commercial Services & Supplies - 6.45%
12,100	Dun & Bradstreet Corp. (b)	1,072,423
67,773	FTI Consulting, Inc. (a)	4,177,528
6,300	ICF International, Inc. (a)	159,138
12,558	ITT Educational Services, Inc. (a)(b)	1,070,821
39,700	Republic Services, Inc.	1,244,595
11,290	Strayer Education, Inc. (b)	1,925,848
21,000	TeleTech Holdings, Inc. (a)	446,670
		10,097,023
	Communications Equipment - 3.28%
27,200	ADC Telecommunications, Inc. (a)(b)	422,960
62,336	Aruba Networks, Inc. (a)(b)	929,430
21,400	Belden CDT, Inc.	952,300
8,500	Ciena Corp. (a)(b)	289,935
57,115	Comtech Group, Inc. (a)(b)	920,123
11,500	NICE Systems Ltd. - ADR (a)	394,680
65,900	Powerwave Technologies, Inc. (a)(b)	265,577
35,948	Riverbed Technology, Inc. (a)	961,249
		5,136,254
	Computers & Peripherals - 0.51%
24,900	QLogic Corp. (a)	353,580
10,700	Synaptics, Inc. (a)(b)	440,412
		793,992
	Construction & Engineering - 1.80%
27,100	Chicago Bridge & Iron Co NV (b)	1,637,924
44,898	Quanta Services, Inc. (a)(b)	1,178,124
		2,816,048
	Containers & Packaging - 0.29%
9,300	Owens-Illinois, Inc. (a)	460,350
	Distributors - 0.10%
3,500	DXP Enterprises Inc. (a)	163,380
	Diversified Consumer Services - 1.50%
17,255	Capella Education Company (a)	1,129,512
15,110	New Oriental Education & Technology Group, Inc. - ADR (a)	1,217,715
		2,347,227
	Diversified Financial Services - 2.00%
23,992	Huron Consulting Group, Inc. (a)	1,934,475
8,948	Nymex Holdings, Inc. (b)	1,195,542
		3,130,017
	Diversified Telecommunication Services - 1.65%
17,441	Cbeyond Communications, Inc. (a)(b)	680,025
75,300	Premiere Global Services, Inc. (a)	1,118,205
38,915	Time Warner Telecom, Inc. (a)	789,585
		2,587,815
	Electrical Equipment - 1.58%
3,100	First Solar, Inc. (a)	828,134
17,800	Hubbell, Inc.	918,480
10,700	Woodward Governor Co. (b)	727,065
		2,473,679
	Electronic Equipment & Instruments - 3.90%
37,000	Arrow Electronics, Inc. (a)(b)	1,453,360
9,800	Avnet, Inc. (a)	342,706
6,300	FARO Technologies, Inc. (a)	171,234
11,100	FLIR Systems, Inc. (a)	347,430
26,211	Itron, Inc. (a)(b)	2,515,470
3,500	Mettler Toledo International, Inc. (a)	398,300
60,745	Taser International, Inc. (a)(b)	874,120
		6,102,620
	Energy Equipment & Services - 4.52%
17,400	Atwood Oceanics, Inc. (a)(b)	1,744,176
69,260	Cal Dive International, Inc. (a)(b)	917,002
6,700	Dawson Geophysical Co. (a)	478,782
75,980	Dresser-Rand Group, Inc. (a)	2,967,019
26,300	Ion Geophysical Corp. (a)(b)	415,014
16,000	Superior Energy Services, Inc. (a)(b)	550,720
		7,072,713
	Food Products - 0.41%
11,100	Green Mountain Coffee Roasters, Inc. (a)(b)	451,770
3,100	Ralcorp Holdings, Inc. (a)	188,449
		640,219
	Gas Utilities - 0.59%
8,000	Northwest Natural Gas Co. (b)	389,280
13,000	Suburban Propane Partners LP	527,540
		916,820
	Health Care Equipment & Supplies - 2.69%
37,787	Conceptus, Inc. (a)(b)	727,022
3,100	Haemonetics Corporation (a)	195,362
27,760	Illumina, Inc. (a)(b)	1,645,058
5,055	Intuitive Surgical, Inc. (a)(b)	1,640,347
		4,207,789
	Health Care Providers & Services - 4.52%
20,165	The Advisory Board Co. (a)(b)	1,294,391
48,600	Apria Healthcare Group, Inc. (a)	1,048,302
10,700	Chemed Corp.	597,916
25,400	Health Net, Inc. (a)	1,226,820
4,100	Magellan Health Services, Inc. (a)	191,183
4,900	Patterson Companies, Inc. (a)(b)	166,355
6,300	Pediatrix Medical Group, Inc. (a)	429,345
65,415	Psychiatric Solutions, Inc. (a)(b)	2,125,988
		7,080,300
	Hotels, Restaurants & Leisure - 1.70%
5,800	Bally Technologies, Inc. (a)	288,376
4,790	Chipotle Mexican Grill, Inc. (a)(b)	589,409
42,080	Pinnacle Entertainment, Inc. (a)(b)	991,405
30,800	Wendy's International, Inc.	795,872
		2,665,062
	Household Durables - 1.74%
7,600	Snap-On, Inc.	366,624
42,800	Tempur-Pedic International, Inc. (b)	1,111,516
37,500	Tupperware Brands Corp. (b)	1,238,625
		2,716,765
	Household Products - 0.87%
25,200	Church & Dwight, Inc. (b)	1,362,564
	Industrial Conglomerates - 0.72%
17,800	Teleflex, Inc. (b)	1,121,578
	Internet & Catalog Retail - 3.89%
13,925	Blue Nile, Inc. (a)(b)	947,736
52,026	GSI Commerce, Inc. (a)(b)	1,014,507
25,260	Priceline.com, Inc. (a)(b)	2,901,364
28,510	VistaPrint Limited (a)(b)	1,221,653
		6,085,260
	Internet Software & Services - 3.10%
53,285	DealerTrack Holdings, Inc. (a)(b)	1,783,449
8,750	Equinix, Inc. (a)(b)	884,363
35,200	Interwoven, Inc. (a)	500,544
21,635	Omniture, Inc. (a)(b)	720,229
29,400	S1 Corp. (a)	214,620
13,800	Sohu.com, Inc. (a)	752,376
		4,855,581
	IT Services - 1.35%
36,100	Hewitt Associates, Inc. (a)	1,382,269
18,859	Syntel, Inc. (b)	726,449
		2,108,718
	Life Sciences Tools & Services - 0.91%
23,630	AMAG Pharmaceuticals, Inc. (a)(b)	1,420,872
	Machinery - 2.08%
5,800	Actuant Corp. - Class A (b)	197,258
13,400	AGCO Corp. (a)	910,932
4,900	Gardner Denver, Inc. (a)	161,700
4,500	Graco, Inc.	167,670
7,100	Joy Global, Inc.	467,322
24,900	Reliance Steel & Aluminum Co.	1,349,580
		3,254,462
	Media - 2.02%
22,161	Airmedia Group, Inc. - ADR (a)(b)	495,963
16,475	Focus Media Holding Ltd. - ADR (a)(b)	935,945
6,300	Marvel Entertainment, Inc. (a)	168,273
11,500	Meredith Corp.	632,270
36,698	National Cinemedia, Inc.	925,156
		3,157,607
	Metals & Mining - 1.09%
32,100	AK Steel Holding Corp. (a)	1,484,304
6,300	Alliance Resource Partners L.P.	228,501
		1,712,805
	Multi-Utilities - 0.13%
4,900	SCANA Corp.	206,535
	Oil & Gas - 4.18%
22,700	Alon USA Energy, Inc. (b)	616,986
32,538	Arena Resources, Inc. (a)(b)	1,357,160
27,845	ATP Oil & Gas Corp. (a)(b)	1,407,286
34,300	Continental Resources, Inc. (a)	896,259
2,600	Oneok Partners L.P.	159,250
52,710	Parallel Petroleum Corp. (a)(b)	929,277
32,990	Sandridge Energy, Inc. (a)(b)	1,183,022
		6,549,240
	Personal Products - 0.88%
18,200	Chattem, Inc. (a)(b)	1,374,828
	Pharmaceuticals - 2.80%
38,800	King Pharmaceuticals, Inc. (a)(b)	397,312
21,900	Pain Therapeutics, Inc. (a)(b)	232,140
11,500	Perrigo Co.	402,615
24,200	Shire PLC - ADR (b)	1,668,590
43,795	Theravance, Inc. (a)(b)	854,002
30,300	Watson Pharmaceuticals, Inc. (a)	822,342
		4,377,001
	Semiconductor & Semiconductor Equipment - 4.84%
71,300	Amkor Technology, Inc. (a)(b)	608,189
46,930	Anadigics, Inc. (a)(b)	542,980
15,595	Atheros Communications, Inc. (a)(b)	476,271
6,300	ATMI, Inc. (a)(b)	203,175
5,400	Cabot Microelectronics Corp. (a)	193,914
20,639	Cavium Networks, Inc. (a)(b)	475,110
72,200	Emcore Corp. (a)(b)	1,104,660
47,700	Integrated Device Technology, Inc. (a)	539,487
8,000	Intersil Corp.	195,840
18,700	Omnivision Technologies, Inc. (a)(b)	292,655
20,500	Sigma Designs, Inc. (a)(b)	1,131,600
14,700	SiRF Technology Holdings, Inc. (a)(b)	369,411
79,300	Skyworks Solutions, Inc. (a)	674,050
14,059	Tessera Technologies, Inc. (a)(b)	584,855
4,900	Varian Semiconductor Equipment Associates, Inc. (a)	181,300
		7,573,497
	Software - 5.39%
65,630	Activision, Inc. (a)(b)	1,949,211
32,375	Commvault Systems, Inc. (a)(b)	685,703
40,810	Giant Interactive Group, Inc. - ADR (a)(b)	529,714
32,500	McAfee, Inc. (a)	1,218,750
70,005	Nuance Communications, Inc. (a)(b)	1,307,693
20,500	Progress Software Corp. (a)	690,440
23,240	Synopsys, Inc. (a)(b)	602,613
30,135	Ultimate Software Group, Inc. (a)(b)	948,348
18,200	VASCO Data Security International, Inc. (a)	508,144
		8,440,616
	Specialty Retail - 2.97%
43,607	GameStop Corp. - Class A (a)(b)	2,708,431
11,110	Guess?, Inc. (b)	420,958
24,600	Gymboree Corp. (a)(b)	749,316
28,420	Urban Outfitters, Inc. (a)(b)	774,729
		4,653,434
	Textiles, Apparel & Luxury Goods - 1.35%
4,000	Deckers Outdoor Corp. (a)(b)	620,240
35,600	Fossil, Inc. (a)	1,494,488
		2,114,728
	Transportation Infrastructure - 0.57%
23,280	Aegean Marine Petroleum Network Inc.	893,719
	Wireless Telecommunication Services - 1.03%
47,840	SBA Communications Corp. - Class A (a)(b)	1,618,906

	Total Common Stocks (Cost $132,600,839)	154,004,129

	EXCHANGE-TRADED FUNDS - 1.13%
	Exchange-Traded Funds - 1.13%
21,300	iShares Russell 2000 Growth Index Fund	1,778,124

	Total Exchange-Traded Funds (Cost $1,765,239)	1,778,124

	SHORT TERM INVESTMENTS - 0.76%
	Money Market Funds - 0.76%
1,188,221	Federated Prime Obligations Fund	1,188,221

	Total Short Term Investments (Cost $1,188,221)	1,188,221
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 37.54%
	Commercial Paper - 4.41%
$ 1,837,839	Alianz Finance, 5.060%, 01/16/08 (c)	1,815,887
367,568	Kommunalkredit Austria SG, 4.900%, 01/31/08 (c)	363,080
2,572,974	Kommunalkredit Austria SG, 4.871%, 02/07/08	2,540,659
2,205,406	Societe Generale, 4.801%, 02/04/08	2,177,530

	Total Commercial Paper (Cost $6,897,156)	6,897,156

	Corporate Bonds and Notes - 4.32%
2,940,542	American Express, 5.020% 01/16/08	2,940,542
2,205,406	Barclays Bank, 5.150%, 02/12/08	2,205,406
735,135	Bayerische Landesbank, 4.956%, 08/23/08	735,135
882,162	Metlife Global, 4.965%, 04/28/08	882,162

	Total Corporate Bonds and Notes (Cost $6,763,245)	6,763,245

	Corporate Paydown Securities - 4.75%
2,253,191	KKR Atlantic Funding, 5.205%, 03/13/08 (d)	2,209,053
2,536,803	KKR Pacific Funding, 5.205%, 03/13/08 (d)	2,492,960
1,427,407	Rams Funding, 5.095%, 02/11/08 (c)	1,427,407
1,301,900	Rams Funding, 5.146%, 02/11/08 (c)	1,301,900

	Total Corporate Paydown Securities (Cost $7,519,301)	7,431,320
Shares
	Mutual Funds - 2.95%
1,774,509	AIM STIT-Liquid Assets Portfolio	1,774,509
2,842,997	Reserve Primary Fund	2,842,997

	Total Mutual Funds (Cost $4,617,506)	4,617,506
Principal Amount
	Principal Cash - 0.07%
$ 106,660	Principal Cash	106,660

	Total Principal Cash (Cost $106,660)	106,660

	Repurchase Agreements - 21.04%
2,940,542	BNP Paribas Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $2,984,636, 6.000%, 12/01/37)	2,940,542
22,054,061	Greenwich Capital Repurchase Agreement, 4.850%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $22,495,273, 0.000%, 01/01/28 to 06/15/37)	22,054,061
2,940,542	ING Financial Repurchase Agreement, 4.600%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $2,998,438, 0.000% to 11.750%, 11/15/08 to 02/15/36)	2,940,542
735,135	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $746,479, 5.500%, 04/01/36)	735,135
1,323,244	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $1,343,600, 5.500%, 04/01/36)	1,323,244
2,940,542	Merrill Lynch Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by non-U.S. Government Agency Issues, value $3,044,562, 4.250% to 8.250%, 01/15/09 to 05/15/37)	2,940,542

	Total Repurchase Agreements (Cost $32,934,066)	32,934,066

	Total Investments Purchased as Securities Lending Collateral (Cost $58,837,934)	58,749,953

	Total Investments (Cost $194,392,233) - 137.83%	215,720,427
	Liabilities in Excess of Other Assets - (37.83)%	(59,208,458)
	TOTAL NET ASSETS - 100.00%	156,511,969

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $4,908,274, which represents 3.14% of total net assets.
(d)	As of December 31, 2007 the Adviser has fair valied this security.

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$194,392,233
	Gross unrealized appreciation	26,933,749
	Gross unrealized depreciation	(5,605,555)
	Net unrealized appreciation	$21,328,194

	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007
AssetMark Small Mid Cap Value
(Unaudited)

Shares			Value
	COMMON STOCKS - 92.77%
	Aerospace & Defense - 0.25%
7,000	KBR, Inc. (a)(b)		$271,600
	Airlines - 0.20%
8,800	Alaska Air Group, Inc. (a)		220,088
	Auto Components - 2.40%
34,600	Autoliv, Inc.		1,823,766
43,475	Cooper Tire & Rubber Co.		720,815
2,000	Lear Corp. (a)(b)		55,320
			2,599,901
	Beverages - 1.56%
32,600	Molson Coors Brewing Co. (b)		1,682,812
	Biotechnology - 0.24%
12,100	Indevus Pharmaceuticals, Inc. (a)(b)		84,095
12,800	InterMune, Inc. (a)(b)		170,624
			254,719
	Capital Markets - 2.09%
26,000	Ameriprise Financial, Inc. (b)		1,432,860
163,400	LaBranche & Co., Inc. (a)(b)		823,536
			2,256,396
	Chemicals - 3.49%
58,300	Ashland, Inc.		2,765,169
6,350	CF Industries Holdings, Inc. (b)		698,881
18,000	Chemtura Corp.		140,400
2,900	WR Grace & Co. (a)(b)		75,922
6,650	Zep, Inc. (a)		92,235
			3,772,607
	Commercial Banks - 4.86%
12,000	BancFirst Corp.		514,200
6,100	BankFinancial Corp. (b)		96,502
9,000	BOK Financial Corp.		465,300
6,100	Boston Private Financial Holdings, Inc. (b)		165,188
24,000	Central Pacific Financial Corp.		443,040
95,770	Investors Bancorp, Inc. (a)(b)		1,354,188
65,700	Irwin Financial Corp. (b)		482,895
11,400	Provident Bankshares Corp. (b)		243,846
39,050	UMB Financial Corp. (b)		1,497,958
			5,263,117
	Commercial Services & Supplies - 2.17%
34,000	ACCO Brands Corp. (a)(b)		545,360
64,200	Allied Waste Industries, Inc. (a)		707,484
35,600	Waste Connections, Inc. (a)		1,100,040
			2,352,884
	Communications Equipment - 0.94%
47,700	ADTRAN, Inc. (b)		1,019,826
	Computers & Peripherals - 1.19%
23,700	Emulex Corp. (a)(b)		386,784
10,600	Palm, Inc. (b)		67,204
42,500	QLogic Corp. (a)(b)		603,500
7,800	Western Digital Corp. (a)		235,638
			1,293,126
	Construction & Engineering - 1.87%
3,900	Dycom Industries, Inc. (a)(b)		103,935
18,900	EMCOR Group, Inc. (a)		446,607
3,100	Granite Construction, Inc.		112,158
10,400	Perini Corp. (a)(b)		430,768
17,100	URS Corp. (a)(b)		929,043
			2,022,511
	Containers & Packaging - 0.60%
31,020	Temple-Inland, Inc. (b)		646,767
	Diversified Financial Services - 2.98%
40,250	CIT Group, Inc.		967,207
47,860	Leucadia National Corp. (b)		2,254,206
			3,221,413
	Diversified Telecommunication Services - 1.72%
41,000	Cincinnati Bell, Inc. (a)(b)		194,750
33,580	Embarq Corp. (b)		1,663,217
			1,857,967
	Electric Utilities - 5.01%
4,500	ALLETE, Inc. (b)		178,110
109,060	Centerpoint Energy, Inc. (b)		1,868,198
53,200	El Paso Electric Co. (a)		1,360,324
11,600	OGE Energy Corp. (b)		420,964
57,300	Portland General Electric Co. (b)		1,591,794
			5,419,390
	Electrical Equipment - 2.13%
13,300	Acuity Brands, Inc. (b)		598,500
33,100	Hubbell, Inc.		1,707,960
			2,306,460
	Electronic Equipment & Instruments - 1.58%
6,400	Arrow Electronics, Inc. (a)(b)		251,392
128,200	Vishay Intertechnology, Inc. (a)		1,462,762
			1,714,154
	Energy Equipment & Services - 0.83%
3,800	Exterran Holdings, Inc. (a)		310,840
19,700	Patterson-UTI Energy, Inc. (b)		384,544
2,200	SEACOR Holdings, Inc. (a)(b)		204,028
			899,412
	Food & Staples Retailing - 2.64%
37,170	Longs Drug Stores Corp. (b)		1,746,990
27,800	Rite Aid Corp. (a)(b)		77,562
61,450	Winn Dixie Stores, Inc. (a)(b)		1,036,662
			2,861,214
	Gas Utilities - 3.11%
9,400	AGL Resources, Inc.		353,816
72,200	Atmos Energy Corp. (b)		2,024,488
20,700	Southwest Gas Corp.		616,239
2,700	UGI Corp.		73,575
9,100	WGL Holdings, Inc. (b)		298,116
			3,366,234
	Health Care Equipment & Supplies - 0.76%
13,200	Hillenbrand Industries, Inc.		735,636
1,600	Kinetic Concepts, Inc. (a)(b)		85,696
			821,332
	Health Care Providers & Services - 0.36%
76,600	Tenet Healthcare Corp. (a)(b)		389,128
	Hotels, Restaurants & Leisure - 8.69%
33,570	Boyd Gaming Corp.		1,143,730
79,620	Gaylord Entertainment Co. (a)(b)		3,222,221
9,300	Great Wolf Resorts, Inc. (a)(b)		91,233
13,200	International Speedway Corp. - Class A (b)		543,576
5,800	Isle of Capri Casinos, Inc. (a)(b)		79,866
34,018	Multimedia Games, Inc. (a)(b)		283,710
4,600	Orient-Express Hotels Ltd		264,592
16,300	Pinnacle Entertainment, Inc. (a)(b)		384,028
38,600	Sunstone Hotel Investors, Inc. (b)		705,994
116,070	Triarc Companies, Inc.		1,016,773
30,950	Vail Resorts, Inc. (a)(b)		1,665,420
			9,401,143
	Insurance - 8.82%
1,100	Allied World Assurance Holdings, Ltd.		55,187
27,800	Axis Capital Holdings Ltd.		1,083,366
46,800	Horace Mann Educators Corp. (b)		886,392
32,290	LandAmerica Financial Group, Inc. (b)		1,080,100
107,900	Old Republic International Corp.		1,662,739
12,200	PartnerRe Ltd.		1,006,866
21,200	Philadelphia Consolidated Holding Co. (a)		834,220
7,800	Platinum Underwriters Holdings Ltd. (b)		277,368
12,800	Transatlantic Holdings, Inc.		930,176
3,350	White Mountains Insurance Group Ltd.		1,722,068
			9,538,482
	Internet Software & Services - 0.84%
90,400	S1 Corp. (a)		659,920
20,800	United Online, Inc. (b)		245,856
			905,776
	IT Services - 0.37%
24,300	Convergys Corp. (a)		399,978
	Media - 1.54%
66,190	Discovery Holding Co. (a)		1,664,017
	Metals & Mining - 2.17%
19,800	Carpenter Technology		1,488,366
12,100	Steel Dynamics, Inc. (b)		720,797
15,400	USEC, Inc. (a)(b)		138,600
			2,347,763
	Multiline Retail - 1.13%
22,470	J.C. Penney Co., Inc.		988,455
11,100	Saks, Inc. (a)(b)		230,436
			1,218,891
	Multi-Utilities - 3.13%
389,530	Aquila, Inc. (a)(b)		1,452,947
43,200	Oneok, Inc.		1,934,064
			3,387,011
	Oil & Gas - 8.74%
47,750	CNX Gas Corp. (a)		1,525,612
14,680	Comstock Resources, Inc. (a)		499,120
47,680	Denbury Resources, Inc. (a)		1,418,480
25,450	Overseas Shipholding Group, Inc. (b)		1,894,244
18,830	Plains All American Pipeline, L.P.		979,160
32,240	Plains Exploration & Production Co. (a)		1,740,960
23,540	Quicksilver Resources, Inc. (a)(b)		1,402,749
			9,460,325
	Paper & Forest Products - 2.33%
49,200	Buckeye Technologies, Inc. (a)		615,000
124,170	Louisiana-Pacific Corp.		1,698,646
26,900	Mercer International, Inc. (a)(b)		210,627
			2,524,273
	Pharmaceuticals - 0.22%
10,100	Par Pharmaceutical Cos., Inc. (a)		242,400
	Real Estate - 0.95%
21,800	Rayonier, Inc. (b)		1,029,832
	Real Estate Management & Development - 0.23%
10,340	Forestar Real Estate Group Inc. (a)		243,921
	Semiconductor & Semiconductor Equipment - 2.45%
38,600	Axcelis Technologies, Inc. (a)(b)		177,560
41,900	Integrated Device Technology, Inc. (a)		473,889
128,000	Lattice Semiconductor Corp. (a)(b)		416,000
31,000	Photronics, Inc. (a)(b)		386,570
126,500	Skyworks Solutions, Inc. (a)(b)		1,075,250
18,600	TriQuint Semiconductor, Inc. (a)(b)		123,318
			2,652,587
	Software - 2.19%
106,800	Compuware Corp. (a)		948,384
84,700	Lawson Software, Inc. (a)(b)		867,328
40,900	Mentor Graphics Corp. (a)		440,902
6,300	Parametric Technology Corp. (a)(b)		112,455
			2,369,069
	Specialty Retail - 1.22%
69,780	Borders Group, Inc. (b)		743,157
16,500	The Pantry, Inc. (a)		431,145
8,800	RadioShack Corp. (b)		148,368
			1,322,670
	Thrifts & Mortgage Finance - 4.77%
49,180	Capitol Federal Financial (b)		1,524,580
10,340	Guaranty Financial Group, Inc. (a)		165,440
92,740	Hudson City Bancorp, Inc.		1,392,955
103,590	TFS Financial Corp. (a)		1,236,864
26,200	Webster Financial Corp.		837,614
			5,157,453

	Total Common Stocks (Cost $108,822,606)		100,378,649

	INVESTMENT COMPANIES - 0.84%
	Investment Companies - 0.84%
53,300	Apollo Investment Corp. (b)		908,765

	Total Investment Companies (Cost $984,097)		908,765

	REAL ESTATE INVESTMENT TRUSTS - 2.80%
	Real Estate Investment Trusts - 2.80%
33,100	Duke Realty Corp. (b)		863,248
39,470	Plum Creek Timber Co., Inc. (b)		1,817,199
8,000	Potlatch Corp. (b)		355,520
			3,035,967

	Total Real Estate Investment Trusts (Cost $3,271,416)		3,035,967

	SHORT TERM INVESTMENTS - 3.77%
	Money Market Funds - 3.77%
4,076,424	Federated Prime Obligations Fund		4,076,424

	Total Short Term Investments (Cost $4,076,424)		4,076,424
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 37.98%
	Commercial Paper - 4.46%
$ 1,285,562	Alianz Finance, 5.060%, 01/16/08 (c)		1,270,207
257,112	Kommunalkredit Austria SG, 4.900%, 01/31/08 (c)		253,973
1,799,787	Kommunalkredit Austria SG, 4.871%, 02/07/08		1,777,183
1,542,674	Societe Generale, 4.801%, 02/04/08		1,523,175

	Total Commercial Paper (Cost $4,824,538)		4,824,538

	Corporate Bonds and Notes - 4.37%
2,056,899	American Express, 5.020% 01/16/08		2,056,899
1,542,674	Barclays Bank, 5.150%, 02/12/08		1,542,674
514,225	Bayerische Landesbank, 4.956%, 08/23/08		514,225
617,070	Metlife Global, 4.965%, 04/28/08		617,070

	Total Corporate Bonds and Notes (Cost $4,730,868)		4,730,868

	Corporate Paydown Securities - 4.81%
1,576,099	KKR Atlantic Funding, 5.205%, 03/13/08 (d)		1,546,101
1,774,486	KKR Pacific Funding, 5.205%, 03/13/08 (d)		1,744,688
998,467	Rams Funding, 5.095%, 02/11/08 (c)		998,467
910,674	Rams Funding, 5.146%, 02/11/08 (c)		910,674

	Total Corporate Paydown Securities (Cost $5,259,726)		5,199,930
Shares
	Mutual Funds - 2.98%
1,241,264	AIM STIT-Liquid Assets Portfolio		1,241,264
1,988,667	Reserve Primary Fund		1,988,667

	Total Mutual Funds (Cost $3,229,931)		3,229,931
Principal Amount
	Principal Cash - 0.07%
$ 74,608	Principal Cash		74,608

	Total Principal Cash (Cost $74,608)		74,608

	Repurchase Agreements - 21.29%
2,056,899	BNP Paribas Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $2,087,743, 6.000%, 12/01/37)		2,056,899
15,426,745	Greenwich Capital Repurchase Agreement, 4.850%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $15,735,370, 0.000%, 01/01/28 to 06/15/37)		15,426,745
2,056,899	ING Financial Repurchase Agreement, 4.600%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $2,097,398, 0.000% to 11.750%, 11/15/08 to 02/15/36)		2,056,899
514,225	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $522,159, 5.500%, 04/01/36)		514,225
925,605	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $939,844, 5.500%, 04/01/36)		925,605
2,056,899	Merrill Lynch Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by non-U.S. Government Agency Issues, value $2,129661, 4.250% to 8.250%, 01/15/09 to 05/15/37)		2,056,899

	Total Repurchase Agreements (Cost $23,037,272)		23,037,272

	Total Investments Purchased as Securities Lending Collateral (Cost $41,156,943)		41,097,147

	Total Investments (Cost $158,311,486) - 138.16%		149,496,952
	Liabilities in Excess of Other Assets - (38.16)%		(41,295,097)
	TOTAL NET ASSETS - 100.00%		108,201,855

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $3,433,321, which represents 3.17% of total net assets.
(d)	As of December 31, 2007 the Adviser has fair valied this security.

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$158,311,486
	Gross unrealized appreciation	7,855,786
	Gross unrealized depreciation	(16,670,320)
	Net unrealized appreciation	($8,814,534)

	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007
AssetMark International Equity
(Unaudited)

Shares		Value
	COMMON STOCKS - 98.07%
	Australia - 2.08%
1,734,800	AXA Asia Pacific Holdings	$11,160,239
1,733,500	Boart Longyear Group (a)	3,539,952
359,800	Foster's Group Ltd.	2,058,221
		16,758,412
	Austria - 1.32%
84,650	Wiener Staedtische Allgemeine Versicher AG (a)	6,785,809
108,200	Zumtobel AG (a)	3,897,086
		10,682,895
	Brazil - 2.52%
176,250	Petroleo Brasileiro SA - ADR	20,311,050
	Canada - 1.10%
115,650	Novatek OAO - GDR (a)	8,879,931
	Cayman Islands - 0.58%
12,070	Baidu.com - ADR (a)(b)	4,712,007
	Denmark - 1.16%
142,800	Novo-Nordisk A/S - Class B	9,322,181
	Finland - 1.06%
221,800	Nokia OYJ	8,520,970
	France - 13.80%
68,600	Accor SA	5,483,938
46,610	Alstom SA	10,011,510
166,250	AXA - ADR (b)	6,601,788
31,400	BNP Paribas SA	3,406,903
50,000	BNP Paribas SA - ADR	2,712,840
56,200	Carrefour SA	4,374,210
113,700	Gaz De France	6,648,861
121,450	Groupe Danone	10,884,811
72,100	Lafarge SA	13,092,475
41,600	LVMH Moet Hennessy Louis Vuitton SA	5,027,333
107,900	PPR SA	17,331,910
77,600	Rhodia SA (a)	2,995,541
49,400	Societe Generale	7,144,683
25,200	Vallourec	6,815,657
96,600	Veolia Environnement	8,799,171
		111,331,631
	Germany - 12.28%
242,350	Bayer AG	22,106,351
139,750	Commerzbank AG	5,323,103
42,800	Daimler AG	4,130,088
416,600	Deutsche Telekom AG	9,175,230
122,400	Fresenius AG	10,153,571
64,620	Linde AG	8,566,092
77,700	Metro AG	6,517,105
90,400	RWE AG	12,734,442
77,800	SAP AG	4,014,773
75,690	Siemens AG	11,986,256
156,600	Symrise AG (a)	4,352,229
		99,059,240
	Greece - 4.08%
249,200	Hellenic Exchanges SA	8,740,217
164,730	National Bank of Greece SA	11,296,383
321,500	OPAP SA	12,853,891
		32,890,491
	Hong Kong - 3.37%
136,000	Cheung Kong (Holdings) Ltd.	2,484,646
363,400	Esprit Holdings Ltd.	5,351,162
1,413,000	Hang Lung Properties Ltd.	6,313,360
399,000	Sun Hung Kai Properties Ltd.	8,380,418
313,900	Wing Hang Bank Limited	4,672,691
		27,202,277
	India - 0.76%
135,700	Infosys Technologies Ltd. - ADR (b)	6,155,352
	Israel - 1.36%
468,700	Makhteshim-Agan Industries Ltd. (a)	4,291,892
143,200	Teva Pharmaceutical Industries, Ltd. - ADR (b)	6,655,936
		10,947,828
	Italy - 4.49%
1,059,400	Banca Intesa SpA	8,337,027
65,200	Fiat SpA	1,677,927
250,850	Saipem SpA	10,017,402
1,964,100	Unicredito Italiano SpA	16,155,529
		36,187,885
	Japan - 15.11%
224,000	Aeon Co., Ltd.	3,267,502
907,800	Asahi Kasei Corp.	5,991,002
111,900	Canon, Inc.	5,121,281
731	East Japan Railway	6,012,866
1,317,300	The Fuji Fire & Marine Insurance Company Ltd.	3,522,871
280,306	Higo Bank	1,818,410
237,000	Komatsu Ltd.	6,356,143
599,500	Mitsui & Co. Ltd.	12,519,144
52,000	Nintendo Co. Ltd.	30,531,903
341,500	Nippon Electric Glass Co. Ltd.	5,555,195
467,200	NSK Ltd.	4,788,994
33,500	ORIX Corp.	5,634,272
753	Osaka Securities Exchange Co., Ltd.	3,484,415
35,700	SMC Corp.	4,247,002
1,474,605	Sumitomo Metal Industries Ltd.	6,743,298
44,000	Toyota Motor Corp.	2,343,383
52,500	Toyota Motor Corp. - ADR (a)	5,573,925
74,600	Yamada Denki Co. Ltd.	8,415,269
		121,926,875
	Luxembourg - 0.72%
49,250	Millicom International Cellular SA (a)(b)	5,808,545
	Netherlands - 2.10%
250,666	ASML Holding NV	7,914,499
497,500	Royal KPN NV	9,063,765
		16,978,264
	New Zealand - 0.73%
668,000	Fletcher Building Limited	5,894,342
	Norway - 1.15%
307,800	Prosafe ASA (a)	5,325,107
78,300	Renewable Energy Corp. ASA (a)	3,927,413
		9,252,520
	Russian Federation - 0.67%
130,200	Vimpel-Communications - ADR	5,416,320
	Singapore - 0.82%
466,000	DBS Group Holdings Ltd.	6,613,929
	Spain - 5.14%
714,050	Banco Santander Central Hispano SA	15,422,050
421,200	Iberdrola Renovables (a)	3,479,363
360,200	Iberdrola SA (a)	5,456,853
527,350	Telefonica SA	17,094,756
		41,453,022
	Sweden - 1.81%
151,500	ForeningsSparbank AB	4,263,450
214,500	Sandvik AB - ADR	3,692,146
69,500	Sandvik AB	1,191,874
217,200	SKF AB - B Shares	3,661,019
103,900	SKF AB - ADR	1,760,284
		14,568,773
	Switzerland - 5.92%
99,100	Julius Baer Holding Ltd.	8,131,671
46,130	Nestle SA	21,182,448
53,500	Roche Holding AG	9,248,319
106,750	Roche Holding Ltd. - ADR	9,221,524
		47,783,962
	United Kingdom - 13.94%
485,700	BAE Systems Plc	4,820,042
1,149,600	BP PLC	14,048,402
833,100	Cadbury Schweppes plc	10,186,225
1,078,100	Centrica PLC	7,679,435
87,200	Lonmin Plc	5,340,344
529,500	Renovo Group PLC (a)	1,406,303
95,850	Rio Tinto Plc	10,087,489
167,050	Standard Chartered PLC	6,096,772
1,561,200	Tesco PLC	14,850,982
517,000	Unilever PLC	19,390,008
4,938,700	Vodafone Group PLC	18,539,492
		112,445,494

	Total Common Stocks (Cost $679,650,931)	791,104,196

	SHORT TERM INVESTMENTS - 1.36%
	Money Market Funds - 1.36%
10,991,893	Federated Prime Obligations Fund	10,991,893

	Total Short Term Investments (Cost $10,991,893)	10,991,893
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.02%
	Commercial Paper - 0.24%
$ 509,220	Alianz Finance, 5.060%, 01/16/08 (c)	503,137
101,844	Kommunalkredit Austria SG, 4.900%, 01/31/08 (c)	100,600
712,909	Kommunalkredit Austria SG, 4.871%, 02/07/08	703,954
611,065	Societe Generale, 4.801%, 02/04/08	603,341

	Total Commercial Paper (Cost $1,911,032)	1,911,032

	Corporate Bonds and Notes - 0.23%
814,753	American Express, 5.020% 01/16/08	814,753
611,065	Barclays Bank, 5.150%, 02/12/08	611,065
203,688	Bayerische Landesbank, 4.956%, 08/23/08	203,688
244,426	Metlife Global, 4.965%, 04/28/08	244,426

	Total Corporate Bonds and Notes (Cost $1,873,932)	1,873,932

	Corporate Paydown Securities - 0.25%
624,304	KKR Atlantic Funding, 5.205%, 03/13/08 (d)	612,216
702,887	KKR Pacific Funding, 5.205%, 03/13/08 (d)	690,880
395,500	Rams Funding, 5.095%, 02/11/08 (c)	395,500
360,725	Rams Funding, 5.146%, 02/11/08 (c)	360,725

	Total Corporate Paydown Securities (Cost $2,083,416)	2,059,321
Shares
	Mutual Funds - 0.16%
491,674	AIM STIT-Liquid Assets Portfolio	491,674
787,725	Reserve Primary Fund	787,725

	Total Mutual Funds (Cost $1,279,399)	1,279,399
Principal Amount
	Principal Cash - 0.01%
$ 29,553	Principal Cash	29,553

	Total Principal Cash (Cost $29,553)	29,553

	Repurchase Agreements - 1.13%
814,753	BNP Paribas Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $826,970, 6.000%, 12/01/37)	814,753
6,110,646	Greenwich Capital Repurchase Agreement, 4.850%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $6,232,895, 0.000%, 01/01/28 to 06/15/37)	6,110,646
814,753	ING Financial Repurchase Agreement, 4.600%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $830,794, 0.000% to 11.750%, 11/15/08 to 02/15/36)	814,753
203,688	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $206,831, 5.500%, 04/01/36)	203,688
366,639	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $372,279, 5.500%, 04/01/36)	366,639
814,753	Merrill Lynch Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by non-U.S. Government Agency Issues, value $843,575, 4.250% to 8.250%, 01/15/09 to 05/15/37)	814,753

	Total Repurchase Agreements (Cost $9,125,232)	9,125,232

	Total Investments Purchased as Securities Lending Collateral (Cost $16,302,564)	16,278,469

	Total Investments (Cost $706,945,388) - 101.45%	818,374,558
	Liabilities in Excess of Other Assets - (1.45)%	(11,690,389)
	TOTAL NET ASSETS - 100.00%	$806,684,169

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depositary Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $1,359,962, which represents 0.17% of total net assets.
(d)	As of December 31, 2007 the Adviser has fair valied this security.

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$706,945,388
	Gross unrealized appreciation	137,446,422
	Gross unrealized depreciation	(26,017,252)
	Net unrealized appreciation	$111,429,170

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007
AssetMark Real Estate Securities
(Unaudited)

Shares		Value
	COMMON STOCKS - 0.95%
	Diversified - 0.10%
1,800	Forest City Enterprises, Inc.	$79,992
	Office Property - 0.85%
34,950	Brookfield Properties Co.	672,787

	Total Common Stocks (Cost $944,083)	752,779

	REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS - 96.81%
	Apartments - 14.43%
35,280	AvalonBay Communities, Inc. (b)	3,321,259
40,787	BRE Properties, Inc. (b)	1,653,097
12,504	Camden Property Trust	602,068
71,522	Equity Residential (b)	2,608,407
24,864	Essex Property Trust, Inc. (b)	2,423,992
7,400	Post Properties, Inc. (b)	259,888
26,500	UDR, Inc.	526,025
		11,394,736
	Diversified - 11.04%
3,000	Alexander's, Inc. (a)(b)	1,059,750
43,520	Digital Realty Trust, Inc. (b)	1,669,862
22,000	Duke Realty Corp. (b)	573,760
3,985	Liberty Property Trust	114,808
29,500	Mission West Properties	280,545
2,500	PS Business Parks, Inc.	131,375
55,634	Vornado Realty Trust (b)	4,893,010
		8,723,110
	Health Care - 6.06%
37,700	HCP, Inc. (b)	1,311,206
27,900	Health Care REIT, Inc. (b)	1,246,851
16,700	Nationwide Health Properties, Inc.	523,879
37,700	Ventas, Inc.	1,705,925
		4,787,861
	Hotels & Motels - 3.62%
33,340	Diamondrock Hospitality Co.	499,433
88,600	Host Hotels & Resorts, Inc.	1,509,744
14,900	LaSalle Hotel Properties (b)	475,310
20,600	Sunstone Hotel Investors, Inc.	376,774
		2,861,261
	Office Property - 18.10%
24,766	Alexandria Real Estate Equities, Inc. (b)	2,517,959
7,700	BioMed Realty Trust, Inc. (b)	178,409
34,978	Boston Properties, Inc. (b)	3,211,330
11,659	Brandywine Realty Trust (b)	209,046
51,810	Corporate Office Properties Trust (b)	1,632,015
58,600	Douglas Emmett, Inc. (b)	1,324,946
7,100	Highwoods Properties, Inc. (b)	208,598
20,427	Kilroy Realty Corp.	1,122,668
7,256	Mack-Cali Realty Corp.	246,704
13,900	Maguire Properties, Inc. (b)	409,633
34,651	SL Green Realty Corp. (b)	3,238,483
		14,299,791
	Regional Malls - 19.84%
106,208	General Growth Properties, Inc.	4,373,645
46,324	The Macerich Co. (b)	3,291,783
75,475	Simon Property Group, Inc. (b)	6,555,759
29,500	Taubman Centers, Inc. (b)	1,451,105
		15,672,292
	Shopping Centers - 11.39%
29,675	Acadia Realty Trust (b)	759,977
29,300	Developers Diversified Realty Corp. (b)	1,121,897
28,764	Federal Realty Investment Trust (b)	2,362,963
46,042	Kimco Realty Corp.	1,675,929
30,009	Regency Centers Corp. (b)	1,935,280
7,200	Saul Centers, Inc.	384,696
20,100	Tanger Factory Outlet Centers, Inc. (b)	757,971
		8,998,713
	Storage - 2.36%
43,900	Extra Space Storage, Inc. (b)	627,331
16,800	Public Storage, Inc.	1,233,288
		1,860,619
	Warehouse/Industrial - 9.97%
43,394	AMB Property Corp. (b)	2,497,759
18,900	DCT Industrial Trust, Inc.	175,959
81,991	ProLogis (b)	5,196,589
		7,870,307

	Total Real Estate Investment Trusts, Common Stocks (Cost $61,365,582)	76,468,690

	SHORT TERM INVESTMENTS - 2.69%
	Money Market Funds - 2.69%
2,126,396	Federated Prime Obligations Fund	2,126,396

	Total Short Term Investments (Cost $2,126,396)	2,126,396
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 39.11%
	Commercial Paper - 4.59%
$ 966,250	Alianz Finance, 5.060%, 01/16/08 (c)	954,709
193,250	Kommunalkredit Austria SG, 4.900%, 01/31/08 (c)	190,891
1,352,750	Kommunalkredit Austria SG, 4.871%, 02/07/08	1,335,760
1,159,500	Societe Generale, 4.801%, 02/04/08	1,144,844

	Total Commercial Paper (Cost $3,626,204)	3,626,204

	Corporate Bonds and Notes - 4.50%
1,546,000	American Express, 5.020% 01/16/08	1,546,000
1,159,500	Barclays Bank, 5.150%, 02/12/08	1,159,500
386,500	Bayerische Landesbank, 4.956%, 08/23/08	386,500
463,800	Metlife Global, 4.965%, 04/28/08	463,800

	Total Corporate Bonds and Notes (Cost $3,555,800)	3,555,800

	Corporate Paydown Securities - 4.95%
1,184,623	KKR Atlantic Funding, 5.205%, 03/13/08 (d)	1,162,720
1,333,733	KKR Pacific Funding, 5.205%, 03/13/08 (d)	1,311,977
750,464	Rams Funding, 5.095%, 02/11/08 (c)	750,464
684,479	Rams Funding, 5.146%, 02/11/08 (c)	684,479

	Total Corporate Paydown Securities (Cost $3,953,299)	3,909,640
Shares
	Mutual Funds - 3.08%
932,955	AIM STIT-Liquid Assets Portfolio	932,955
1,494,716	Reserve Primary Fund	1,494,716

	Total Mutual Funds (Cost $2,427,671)	2,427,671
Principal Amount
	Principal Cash - 0.07%
$ 56,077	Principal Cash	56,077

	Total Principal Cash (Cost $56,077)	56,077

	Repurchase Agreements - 21.92%
1,546,000	BNP Paribas Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $1,569,183, 6.000%, 12/01/37)	1,546,000
11,595,001	Greenwich Capital Repurchase Agreement, 4.850%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $11,826,969, 0.000%, 01/01/28 to 06/15/37)	11,595,001
1,546,000	ING Financial Repurchase Agreement, 4.600%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $1,576,439, 0.000% to 11.750%, 11/15/08 to 02/15/36)	1,546,000
386,500	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $392,464, 5.500%, 04/01/36)	386,500
695,700	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $706,403, 5.500%, 04/01/36)	695,700
1,546,000	Merrill Lynch Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by non-U.S. Government Agency Issues, value $1,600,689, 4.250% to 8.250%, 01/15/09 to 05/15/37)	1,546,000

	Total Repurchase Agreements (Cost $17,315,201)	17,315,201

	Total Investments Purchased as Securities Lending Collateral (Cost $30,934,252)	30,890,593

	Total Investments (Cost $95,370,313) - 139.56%	110,238,458
	Liabilities in Excess of Other Assets - (39.56)%	(31,249,800)
	TOTAL NET ASSETS - 100.00%	$78,988,658

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $2,580,543, which represents 3.27% of total net assets.
(d)	As of December 31, 2007 the Adviser has fair valied this security.

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$95,370,313
	Gross unrealized appreciation	17,731,105
	Gross unrealized depreciation	(2,862,960)
	Net unrealized appreciation	$14,868,145

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007
AssetMark Tax Exempt Fixed Income
(Unaudited)

Principal
Amount		Value
	MUNICIPAL BONDS - 97.55%
	Alabama - 0.72%
$1,000,000	Jefferson County Schools, Revenue Bond, FSA Insured,
	5.500%, 01/01/2021	$1,092,010
1,000,000	Montgomery Medical Clinic Board, Revenue Bond,
	5.250%, 03/01/2036	912,450
		2,004,460
	Arizona - 3.01%
2,710,000	Arizona School Facilities Board, Refunding, Revenue Bond,
	5.000%, 07/01/2013	2,936,827
135,000	Maricopa County Elementary School District, Refunding, GO, FSA Insured,
	5.000%, 07/01/2012	144,216
500,000	Maricopa County Hospital, Revenue Bond,
	5.000%, 04/01/2018	492,485
975,000	Maricopa County Industrial Development Authority Senior Living Facilities, Refunding, Revenue Bond,
	3.650%, 09/15/2035	977,145
1,000,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond,
	5.000%, 07/01/2020	1,080,790
	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured,
750,000	5.250%, 10/01/2014	763,568
1,000,000	5.250%, 10/01/2015	1,014,520
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	1,002,270
		8,411,821
	California - 7.30%
500,000	California Communities Development Authority, Refunding, Revenue Bond,
	4.900%, 05/15/2025	502,565
1,000,000	California Communities Development Authority, Revenue Bond,
	5.500%, 07/01/2037	960,580
450,000	California Communities Development Authority, Series A, Revenue Bond,
	4.750%, 04/01/2033	427,136
5,100,000	California Communities Development Authority, Series C, Revenue Bond,
	3.850%, 11/01/2029	5,095,767
	California, GO,
400,000	5.000%, 08/01/2014	432,760
1,255,000	5.000%, 02/01/2020	1,293,152
1,000,000	5.000%, 06/01/2031	1,009,820
1,000,000	5.000%, 06/01/2034	1,007,500
735,000	California, Refunding, GO,
	5.000%, 11/01/2021	770,427
350,000	Golden State Tobacco Securitization, Series A, Refunding, Revenue Bond,
	5.750%, 06/01/2047	326,865
500,000	Golden State Tobacco Securitization, Series A, Revenue Bond,
	0.000%, 06/01/2037	320,770
2,970,000	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured,
	5.500%, 08/01/2019	3,415,144
1,510,000	Lompoc Healthcare District, Series B, GO, XLCA Insured,
	5.000%, 08/01/2034	1,544,745
145,000	Los Angeles Unified School District, Series A, Refunding, GO, FGIC Insured,
	4.250%, 01/01/2028	137,141
500,000	Roseville Westpark Community Facilities, Special Tax,
	5.250%, 09/01/2037	429,055
1,000,000	Sacramento County Sanitation District, Revenue Bond,
	5.000%, 12/01/2036	1,030,400
1,175,000	San Francisco Steinhart Aquarium, Series F, GO,
	5.000%, 06/15/2023	1,234,349
430,000	Santa Ana Unified School District, CP, MBIA Insured,
	5.250%, 04/01/2027	456,806
		20,394,982
	Colorado - 1.63%
870,000	Antelope Heights Metropolitan District, Refunding, GO, Radian Insured,
	5.000%, 12/01/2027	850,651
1,065,000	Colorado Deptartment of Transportation, Revenue Bond,
	5.380%, 06/15/2013	1,166,750
	Colorado Health Facilities Authority, Revenue Bond,
1,115,000	4.500%, 09/15/2008	1,115,469
1,000,000	5.250%, 06/01/2020	1,039,910
375,000	El Paso County School District, GO, MBIA & STAID Insured,
	5.000%, 12/01/2027	384,821
		4,557,601
	Delaware - 0.31%
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	878,690
	District of Columbia - 0.71%
200,000	District of Columbia, Series B, Unrefunded, GO,
	5.500%, 06/01/2009	206,810
200,000	District of Columbia, Series B-2, Refunding, GO,
	5.500%, 06/01/2008	201,956
1,500,000	Washington D.C. Airport Authority, Refunding, Revenue Bond,
	5.000%, 10/01/2021	1,570,620
		1,979,386
	Florida - 4.17%
315,000	Beacon Lakes Community Development, Series A, Special Assessment,
	6.000%, 05/01/2038	276,973
250,000	Boynton Village Community Development District, Series A, Special Assessment,
	5.750%, 05/01/2037	212,627
2,375,000	Highlands County Health Facilities Authority, Revenue Bond,
	5.000%, 11/15/2029	2,436,560
1,000,000	Highlands County Health Facilities Hospital, Revenue Bond,
	5.000%, 11/15/2035	991,030
750,000	Miami Homeland Defense, GO,
	5.500%, 01/01/2021	812,108
2,000,000	Miami-Dade County Aviation Department, Series D, Refunding, Revenue Bond, FSA Insured,
	5.250%, 10/01/2026	2,123,600
1,250,000	Miami-Dade County Educational Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,358,625
670,000	Palm Glades Community Development, Series B, Special Assessment,
	4.850%, 08/01/2011	626,296
1,200,000	Seminole Tribe Special Obligation, Series A, Revenue Bond,
	5.750%, 10/01/2022	1,200,768
625,000	Tolomato Community Development District, Special Assessment,
	6.380%, 05/01/2017	603,338
1,000,000	University of Florida, Revenue Bond, AMBAC Insured,
	5.130%, 09/01/2033	1,019,270
		11,661,195
	Georgia - 2.58%
1,000,000	Appling County Development Authority Pollution Control, Revenue Bond,
	4.400%, 07/01/2016	1,018,130
1,500,000	Atlanta Development Authority, Revenue Bond,
	5.250%, 07/01/2027	1,547,505
1,000,000	Coffee County Hospital Authority, Revenue Bond,
	5.000%, 12/01/2019	983,230
1,000,000	Fulton County School District, Refunding, GO,
	5.250%, 01/01/2014	1,099,520
1,500,000	Gainesville Educational Facilities Redevelopment Authority, Refunding, Revenue Bond,
	5.130%, 03/01/2037	1,346,655
1,115,000	Georgia, Series E, GO,
	5.000%, 08/01/2012	1,198,781
		7,193,821
	Hawaii - 0.04%
100,000	Honolulu City & County, Series A, Prerefunded, GO,
	6.000%, 01/01/2009	102,919
	Illinois - 8.10%
1,250,000	Chicago Board of Education, Series B, Refunding, GO,
	5.000%, 12/01/2023	1,334,500
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, GO,
	5.500%, 12/01/2012	108,287
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, Refunding, GO,
	6.050%, 12/01/2009	105,536
75,000	Chicago Park District, Revenue Bond, ACA Insured,
	6.250%, 01/01/2016	79,305
	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
625,000	5.500%, 01/01/2010	652,769
100,000	5.380%, 01/01/2013	106,382
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,643,450
1,000,000	5.000%, 01/01/2026	1,044,950
1,000,000	Cook County, Series C, GO, AMBAC Insured,
	5.000%, 11/15/2025	1,034,370
100,000	Du Page & Cook Counties Community School District, GO, FGIC Insured,
	4.380%, 01/01/2009	101,343
270,000	Illinois Finance Authority Chicago Schools Project, Refunding, Revenue Bond,
	4.500%, 12/01/2008	269,490
1,200,000	Illinois Finance Authority Hospital Sisters Services, Series A, Revenue Bond,
	5.000%, 03/15/2025	1,229,256
450,000	Illinois Finance Authority Resurrection Health Care, Revenue Bond,
	3.750%, 05/15/2020	449,676
1,050,000	Illinois Finance Authority Sherman Health Systems, Refunding, Revenue Bond,
	5.500%, 08/01/2037	1,001,374
750,000	Illinois Finance Authority Student Housing, Revenue Bond,
	5.000%, 05/01/2030	666,773
2,000,000	Illinois Finance Authority, Revenue Bond,
	5.000%, 07/01/2022	2,090,700
1,370,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.250%, 10/01/2010	1,430,622
1,000,000	Illinois, Series 1, GO,
	5.380%, 07/01/2013	1,088,580
2,690,000	Lombard Public Facilities, Series B, Revenue,
	5.250%, 01/01/2030	2,748,050
500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	514,830
500,000	Regional Transportation Authority, Series B, Revenue Bond, FGIC Insured,
	5.380%, 06/01/2014	541,840
3,030,000	St. Clair County High School District No. 203, Series A, GO, AMBAC Insured,
	5.750%, 12/01/2026	3,381,298
		22,623,381
	Indiana - 2.96%
195,000	Allen County War Memorial, Revenue Bond,
	4.500%, 05/01/2019	198,559
400,000	Anderson Industrial Economic Development, Refunding, Revenue Bond,
	4.500%, 10/01/2008	400,728
1,650,000	Danville School Building, Revenue Bond, FSA Insured,
	5.000%, 07/15/2023	1,742,581
1,000,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bond,
	5.000%, 11/15/2036	989,390
	Indiana Health Facilities Financing Authority, Revenue Bond,
1,000,000	6.000%, 08/01/2008	1,007,250
1,000,000	5.000%, 05/01/2013	1,060,770
	Noblesville Redevelopment Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	205,778
305,000	4.500%, 08/01/2012	316,868
320,000	4.500%, 08/01/2013	333,437
820,000	Portage Economic Development, Revenue Bond,
	5.000%, 07/15/2023	771,333
1,135,000	Wayne Township Marion County School Building Corp, Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	1,239,579
		8,266,273
	Iowa - 0.22%
600,000	Iowa Finance Authority Health Facilities, Revenue Bond,
	5.250%, 07/01/2010	605,424
	Kansas - 0.51%
765,000	Labette County Hospital, Series A, Revenue Bond,
	5.750%, 09/01/2029	767,746
735,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	645,154
		1,412,900
	Kentucky - 0.41%
	Murray Hospital Facilities, Refunding, Revenue Bond,
535,000	4.200%, 08/01/2010	533,176
630,000	4.380%, 08/01/2014	620,959
		1,154,135
	Louisiana - 2.24%
1,000,000	Louisiana Gas & Fuels Tax, Series A, Revenue Bond, FGIC Insured,
	5.000%, 05/01/2021	1,054,450
1,000,000	Louisiana Office Facilities Corp., Revenue Bond, AMBAC Insured,
	5.500%, 05/01/2016	1,072,750
1,015,000	Louisiana Offshore Term Authority, Refunding, Revenue Bond,
	5.000%, 10/01/2020	1,039,614
1,305,000	Louisiana Public Facilities Authority, Revenue Bond,
	5.500%, 05/15/2032	1,496,978
1,500,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,600,155
		6,263,947
	Maryland - 1.43%
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	1,321,600
	Maryland Health & Higher Education Facilities Authority, Revenue Bond,
750,000	5.200%, 01/01/2024	684,532
500,000	5.000%, 07/01/2036	459,525
500,000	Maryland Health & Higher Education Facilities Authority, Series A, Revenue Bond,
	5.000%, 07/01/2037	440,615
1,000,000	Maryland, GO,
	5.000%, 08/01/2014	1,096,000
		4,002,272
	Massachusetts - 1.93%
900,000	Massachusetts Bay Transportation Authority, Series A, Revenue Bond,
	5.250%, 07/01/2015	996,813
95,000	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	103,054
1,250,000	Massachusetts Health & Educational Facilities, Revenue Bond, MBIA Insured,
	5.000%, 07/01/2015	1,359,737
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	133,529
1,500,000	Massachusetts, GO,
	5.500%, 11/01/2016	1,704,045
1,000,000	Massachusetts, Series A, GO,
	5.250%, 08/01/2013	1,093,740
		5,390,918
	Michigan - 2.89%
155,000	Detroit Sewer Disposal, Revenue Bond,
	7.100%, 12/15/2009	163,260
150,000	Dundee Community School District, GO, Q-SBLF Insured,
	5.380%, 05/01/2010	157,316
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured,
	5.000%, 05/01/2017	854,408
	Michigan Building Authority, Series I, Refunding, Revenue Bond,
1,200,000	5.000%, 10/15/2009	1,240,836
915,000	4.750%, 10/15/2025	915,256
1,000,000	Michigan Environmental Protection Program, GO,
	5.000%, 11/01/2013	1,050,970
	Michigan Hospital Finance Authority, Revenue Bond,
885,000	7.130%, 05/01/2009	912,205
1,000,000	5.250%, 11/15/2046	983,640
	Michigan Hospital Financing Authority, Refunding, Revenue Bond,
765,000	5.000%, 07/15/2012	793,190
1,000,000	5.000%, 11/15/2022	1,009,250
		8,080,331
	Minnesota - 0.11%
295,000	Prior Lake Independent School District, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	304,464
	Missouri - 0.99%
	Cape Girardeau County Industrial Development, Revenue Bond,
245,000	4.250%, 06/01/2008	244,875
350,000	4.250%, 06/01/2009	349,136
1,330,000	St. Joseph Industrial Development Authority, Revenue Bond,
	5.000%, 04/01/2027	1,359,539
800,000	St. Louis County Industrial Development Authority, Series A, Revenue Bond,
	5.000%, 09/01/2008	802,520
		2,756,070
	Montana - 0.38%
1,000,000	Montana Facilities Financing Authority, Revenue Bond,
	5.000%, 01/01/2022	1,050,220
	Nebraska - 0.36%
1,000,000	Southern Nebraska Public Power, Notes,
	4.000%, 12/15/2008	1,009,350
	New Hampshire - 0.57%
1,750,000	New Hampshire Health & Education Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,578,535
	New Jersey - 4.14%
600,000	Bergen County School District, Revenue Bond,
	5.000%, 04/01/2032	624,342
700,000	New Jersey Economic Development Authority Cigarette Tax, Revenue Bond,
	5.620%, 06/15/2019	705,131
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bond,
	5.250%, 12/15/2020	1,112,490
310,000	New Jersey Turnpike Authority, Revenue Bond, MBIA Insured,
	6.750%, 01/01/2009	312,861
3,255,000	New Jersey, Refunding, Series N, GO,
	5.500%, 07/15/2013	3,598,663
3,270,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	3,673,551
350,000	Tobacco Settlement Financing, Series 1A, Refunding, Revenue Bond,
	5.000%, 06/01/2041	291,050
1,255,000	Tobacco Settlement Financing, Series A, Revenue Bond,
	4.130%, 06/01/2010	1,250,833
		11,568,921
	New Mexico - 0.40%
1,035,000	University of New Mexico, Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,125,107
	New York - 9.07%
1,000,000	East Rochester Housing Authority Senior Living, Revenue Bond,
	5.500%, 08/01/2033	902,460
1,500,000	Erie County, Series A, GO, FGIC Insured,
	5.250%, 03/15/2018	1,597,980
1,000,000	Hudson Yards Infrastructure Corporation, Series A, Revenue Bond,
	5.000%, 02/15/2047	1,008,690
100,000	Metropolitan Transportation Authority, Series A, Revenue Bond,
	5.250%, 04/01/2009	101,076
1,765,000	Metropolitan Transportation Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,903,994
2,000,000	New York City Industrial Development Agency Queens Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	1,989,960
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	527,610
1,100,000	New York City Transitional Finance Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,156,958
2,800,000	New York City Water & Sewer Systems Financing Authority, Series DD, Revenue Bond,
	5.000%, 06/15/2039	2,856,924
1,000,000	New York City, GO,
	5.000%, 11/01/2034	1,018,450
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,330,162
1,500,000	New York Dormitory Authority, Revenue Bond,
	4.320%, 05/01/2018	1,418,250
4,850,000	New York Dormitory Authority, Series B, Revenue Bond,
	5.250%, 11/15/2023	5,194,593
1,000,000	New York Thruway Authority Second Generation, Revenue Bond, AMBAC Insured,
	5.000%, 04/01/2018	1,066,640
40,000	New York Thruway Authority, Series E, Prerefunded, Revenue Bond, GO Insured,
	5.250%, 01/01/2010	40,400
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	540,820
1,500,000	5.250%, 10/15/2019	1,633,530
1,000,000	Tobacco Settlement Financing, Revenue Bond,
	5.250%, 06/01/2021	1,062,210
		25,350,707
	North Carolina - 0.70%
1,325,000	North Carolina Eastern Municipal Power Agency, Series B, Refunding, Revenue Bond,
	7.000%, 01/01/2008	1,325,000
650,000	North Carolina Medical Care Community, Revenue Bond,
	5.600%, 10/01/2036	628,329
		1,953,329
	North Dakota - 0.42%
500,000	Ward County Health Care Facilities, Revenue Bond,
	5.000%, 07/01/2008	501,680
685,000	Williams County Sales Tax, Revenue Bond,
	5.000%, 11/01/2026	669,430
		1,171,110
	Ohio - 2.83%
1,255,000	Buckeye Tobacco Settlement Financing Authority, Series A, Revenue Bond,
	6.500%, 06/01/2047	1,287,743
650,000	Cuyahoga County, Refunding, Revenue Bond,
	6.000%, 01/01/2032	690,800
	Ohio Higher Educational Facility Commission, Revenue Bond,
700,000	5.250%, 10/01/2026	730,856
700,000	5.000%, 10/01/2031	704,382
	Ohio, Series A, GO,
1,000,000	5.000%, 09/01/2015	1,096,440
1,385,000	5.000%, 09/01/2016	1,522,669
1,900,000	Toledo-Lucas County Port Authority, Special Assessment,
	5.380%, 12/01/2035	1,879,575
		7,912,465
	Oklahoma - 0.71%
1,000,000	Tulsa County Individual Authority Health Care, Revenue Bond,
	5.000%, 12/15/2036	986,420
1,000,000	University of Tulsa Student Housing, Revenue Bond,
	5.000%, 10/01/2037	989,230
		1,975,650
	Oregon - 0.99%
1,000,000	Clackamas County School District, GO,
	5.000%, 06/15/2021	902,170
1,500,000	Oregon Facilities Authority, Series A, Refunding, Revenue Bond,
	5.500%, 04/01/2027	1,589,040
250,000	Washington County School District, Refunding, GO, FSA Insured,
	5.500%, 06/15/2019	287,393
		2,778,603
	Pennsylvania - 1.34%
430,000	Cumberland County Authority, Revenue Bond,
	5.000%, 01/01/2036	382,115
500,000	Lancaster County Hospital Authority, Series A, Refunding, Revenue Bond,
	5.200%, 07/01/2012	499,600
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,101,320
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	1,071,470
500,000	Philadelphia Hospitals & Higher Education Facilities, Refunding, Revenue Bond,
	5.500%, 07/01/2030	476,460
200,000	University of Pittsburgh, Series A, Refunding, Revenue Bond, GO Insured,
	3.300%, 09/15/2009	200,000
		3,730,965
	Puerto Rico - 2.80%
1,250,000	Puerto Rico Commonwealth, Series A, GO,
	5.250%, 07/01/2022	1,274,000
	Puerto Rico Commonwealth, Series A, Refunding, GO,
1,000,000	5.500%, 07/01/2017	1,063,840
750,000	5.500%, 07/01/2018	797,325
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO,
	5.250%, 07/01/2032	696,204
3,625,000	Puerto Rico Commonwealth, Series B, Refunding, GO, FSA Insured,
	0.000%, 07/01/2024	3,625,000
380,000	Puerto Rico Commonwealth, Series B, Unrefunded, Refunding, GO,
	5.250%, 07/01/2032	377,925
		7,834,294
	South Carolina - 1.02%
500,000	Charleston County Hospital Facilities, Revenue Bond,
	5.500%, 08/15/2013	532,955
2,055,000	Greenville Waterworks, Refunding, Revenue Bond,
	5.000%, 02/01/2013	2,215,968
100,000	Tobacco Settlement Revenue Management Authority, Series B, Revenue Bond,
	6.380%, 05/15/2030	100,406
		2,849,329
	South Dakota - 0.17%
465,000	South Dakota Health & Educational Facilities Authority, Revenue Bond,
	5.000%, 11/01/2010	481,428
	Tennessee - 1.14%
500,000	Johnson City Health & Educational Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	534,905
250,000	Knoxville Water, Series P, Revenue Bond,
	5.000%, 03/01/2009	255,525
1,000,000	Memphis-Shelby County Airport Authority Special Facilities, Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,029,170
	Sullivan County Health, Educational and Housing Facilities Board, Series C, Revenue Bond,
1,000,000	5.000%, 09/01/2022	973,590
400,000	5.250%, 09/01/2036	377,928
		3,171,118
	Texas - 12.51%
2,245,000	Cotulla Independent School District, GO, PSF-GTD Insured,
	5.250%, 02/15/2032	2,379,969
515,000	Denton Utilities System, Series A, Revenue Bond, FSA Insured,
	5.250%, 12/01/2013	557,961
2,740,000	El Paso, GO, MBIA Insured,
	5.000%, 08/15/2024	2,883,275
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	152,862
630,000	Gregg County Health Facilities, Revenue Bond,
	4.250%, 10/01/2009	627,455
1,300,000	Houston Apartment System, Series B, Refunding, Revenue Bond, FGIC Insured,
	5.000%, 07/01/2032	1,326,585
225,000	Houston, Series A, GO,
	5.000%, 03/01/2021	231,939
935,000	Lower Colorado River Authority, Refunding, Revenue Bond,
	6.000%, 05/15/2013	978,702
1,000,000	Lubbock Educational Facilities Authority, Refunding, Revenue Bond,
	5.250%, 11/01/2037	952,230
	North East Independent School District, Series A, GO, PSF-GTD Insured,
1,500,000	5.000%, 08/01/2018	1,634,505
1,500,000	5.000%, 08/01/2020	1,625,760
2,300,000	North Texas & Dallas Thruway System, Series A, Refunded, Revenue Bond,
	5.380%, 01/01/2016	2,304,255
3,600,000	Round Rock Independent School District, GO, PSF-GTD Insured,
	5.000%, 08/01/2018	3,769,776
2,000,000	San Antonio Electric & Gas, Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,226,540
770,000	San Antonio Electric & Gas, Series A, Prerefunded, Revenue Bond, MBIA Insured,
	5.000%, 02/01/2017	793,693
1,000,000	San Antonio Electric & Gas, Series A, Refunding, Revenue Bond,
	5.000%, 02/01/2008	1,002,432
1,430,000	San Antonio Electric & Gas, Series A, Unrefunded, Revenue Bond, MBIA Insured,
	5.000%, 02/01/2017	1,467,094
70,000	San Antonio Electric & Gas, Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	71,828
1,000,000	San Leanna Educational Facilities, Refunding, Revenue Bond,
	4.750%, 06/01/2032	900,470
1,420,000	Sheldon Independent School District, Refunding, GO, PSF-GTD Insured,
	5.000%, 02/15/2024	1,498,370
185,000	Socorro Independent School District, Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	198,884
15,000	Socorro Independent School District, Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	16,031
2,000,000	Tarrant County Cultural Educational Facilities, Refunding, Revenue Bond,
	5.000%, 02/15/2014	2,118,560
1,875,000	Texas Municipal Gas Acquisition and Supply Corporation, Series B, Revenue Bond,
	3.670%, 12/15/2009	1,846,350
400,000	Texas Public Finance Authority, Refunding, GO,
	5.500%, 10/01/2009	416,620
100,000	Texas State University System, Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	104,506
500,000	Texas Transportation Commission, Revenue Bond,
	5.000%, 04/01/2018	544,735
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	427,756
390,000	Tomball Hospital Authority, Revenue Bond,
	5.000%, 07/01/2012	392,332
100,000	University of Texas, Revenue Bond,
	5.250%, 08/15/2008	101,386
1,280,000	Victoria, GO, MBIA Insured,
	5.250%, 08/15/2022	1,400,192
		34,953,053
	Utah - 0.04%
100,000	Jordan School District, GO,
	5.130%, 06/15/2008	100,961
	Virginia - 5.00%
3,000,000	Fairfax County, Refunding, GO, STAID Insured,
	5.000%, 10/01/2009	3,102,480
1,000,000	Fairfax County, Series A, Refunding, GO, STAID Insured,
	5.250%, 04/01/2014	1,106,760
1,965,000	Fredericksburg Economic Development Authority, Revenue Bond,
	5.000%, 06/15/2010	2,018,644
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,156,940
100,000	Norfolk, Refunding, GO,
	5.000%, 01/01/2009	101,930
625,000	Suffolk Industrial Development Authority Retirement Facilities, Revenue Bond,
	5.300%, 09/01/2031	562,038
1,475,000	Tobacco Settlement Financing, Series B, Revenue Bond,
	5.000%, 06/01/2047	1,224,766
2,000,000	Virginia Commonwealth Transportation Board, Revenue Bond,
	5.000%, 10/01/2011	2,124,460
2,495,000	Virginia, Series A, GO,
	5.000%, 06/01/2009	2,564,985
		13,963,003
	Washington - 6.29%
1,000,000	Clark County School District, Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	1,074,350
2,465,000	Energy Northwest, Series A, Refunding, Revenue Bond, FSA Insured,
	5.500%, 07/01/2017	2,652,611
2,000,000	Energy Northwest, Series A, Refunding, Revenue Bond, MBIA Insured,
	5.750%, 07/01/2017	2,179,460
500,000	King County Hospital, Refunding, GO, MBIA Insured,
	5.000%, 12/01/2021	527,170
3,150,000	King County Sewer, Refunding, Revenue Bond, FSA Insured,
	5.250%, 01/01/2011	3,332,826
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	48,006
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,595
2,000,000	Klickitat County Public Utilities, Series B, Refunding, Revenue Bond, FGIC Insured,
	5.250%, 12/01/2020	2,163,920
1,000,000	Port Seattle, Series A, Revenue Bond,
	5.000%, 04/01/2031	1,012,850
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	32,191
1,000,000	Skagit County Public Hospital, Revenue Bond,
	5.750%, 12/01/2028	1,003,690
2,125,000	Washington, Refunding, GO,
	4.000%, 01/01/2008	2,125,000
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,367,487
		17,578,156
	Wisconsin - 4.41%
	Badger Tobacco Asset Securitization, Revenue Bond,
350,000	5.750%, 06/01/2011	364,452
440,000	6.130%, 06/01/2027	454,775
1,000,000	Greenfield School District, Notes,
	4.000%, 04/11/2008	1,001,010
1,000,000	Middleton Cross Plains Area School District, Refunding, GO, FSA Insured,
	5.000%, 04/01/2020	1,077,370
2,000,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,247,460
500,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	491,410
1,400,000	Wisconsin Health & Educational Facilities, Series B, Revenue Bond,
	5.000%, 08/15/2013	1,419,754
5,000,000	Wisconsin, Series A, GO,
	5.000%, 05/01/2011	5,276,650
		12,332,881

	Total Municipal Bonds (Cost $272,776,911)	272,514,175

	SHORT TERM INVESTMENTS - 1.84%
	General Obligation - 0.11%
300,000	Massachusetts, Series A, GO,
	2.350%, 03/01/2026	300,000
	Revenue Bonds - 1.23%
350,000	Allentown Commercial & Industrial Development, Revenue Bond, WB Insured,
	3.670%, 12/01/2029	350,000
500,000	Chester County Development Authority, Revenue Bond, Radian Insured,
	2.990% (a)	500,000
100,000	Minnesota Higher Education Facilities Authority, Series 5-H, Revenue Bond, HTSB Insured,
	3.750% (a)	100,000
700,000	Missouri Development Financial Board of Cultural Facilities, Series A, Revenue Bond, JPM Insured,
	3.750% (a)	700,000
500,000	Nebraska Educational Finance Authority, Revenue Bond,
	3.780% (a)	500,000
1,300,000	Philadelphia Authority For Industrial Development, Revenue Bond,
	3.670%, 03/01/2027	1,300,000
		3,450,000
Shares
	Money Market Funds - 0.50%
1,382,312	Fidelity Tax Exempt Portfolio	1,382,312

	Total Short Term Investments (Cost $5,132,312)	5,132,312

	Total Investments (Cost $277,909,223) - 99.39%	277,646,487
	Other Assets in Excess of Liabilities - 0.61%	1,701,749
	TOTAL NET ASSETS - 100.00%	$279,348,236

Percentages are stated as a percent of net assets.
(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2007.

Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Federal Housing Authority/Agency
GO	General Obligation
HTSB	Harris Trust & Savings Bank
JPM	JP Morgan Chase Bank
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan
STAID	State Aid Withholding
WB	Wachovia Bank N.A.
XLCA	XL Capital Assurance

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$277,909,223
	Gross unrealized appreciation	2,792,409
	Gross unrealized depreciation	(3,055,145)
	Net unrealized depreciation	($262,736)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007
AssetMark Core Plus Fixed Income
(Unaudited)

Shares		Value
	CONVERTIBLE PREFERRED STOCKS - 0.03%
	Automobiles - 0.03%
12,000	General Motors Corporation	$234,840
1,800	General Motors Corporation	34,848
		269,688

	Total Convertible Preferred Stocks (Cost $304,162)	269,688

	PREFERRED STOCKS - 0.52%
	Banks - 0.01%
1,300	FNMA (e)	60,247
	Consumer Finance - 0.02%
12,000	Corts Trust for Ford Motor Company	195,720
	Health Care Equipment & Supplies - 0.01%
51	Fresenius Medical Care Capital Trust II (a)	51,127
	Thrifts & Mortgage Finance - 0.48%
51,000	FHLMC (a)(b)	1,333,650
101,000	FNMA (a)	2,585,600
		3,919,250

	Total Preferred Stocks (Cost $4,122,205)	4,226,344
Principal
Amount		Value
	ASSET BACKED SECURITIES - 4.13%
$997,019	Accredited Mortgage Loan Trust
	Series 2005-3, 5.150%, 09/25/2035	943,301
6,750,000	Citibank Credit Card Insurance Trust
	Series 2006-A4, 5.450%, 05/10/2013	6,978,546
96,316	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 04/01/2031	73,726
442,611	Countrywide Asset-Backed Certificates
	Series 2005-4, 4.460%, 09/25/2032	438,408
	Countrywide Home Equity Loan Trust
326,160	Series 2004-R, 4.919%, 03/15/2030	317,468
459,543	Series 2004-N, 4.932%, 02/15/2034	450,192
509,989	Series 2004-O, 4.932%, 02/15/2034	498,697
503,796	Series 2005-F, 4.892%, 12/15/2035	482,143
400,000	Delta Airlines
	Pool #00144A, 6.821%, 08/10/2022 (c)	381,040
542,659	Home Equity Loan Trust
	Series 2005-HS1, 4.985%, 07/25/2020	539,096
2,169,503	Household Home Equity Loan Trust
	Series 2007-3, 6.325%, 11/20/2036	2,122,685
1,304,686	IMPAC Secured Assets Corp.
	Series 2005-6, 6.130%, 10/25/2035	1,239,779
817,306	Indymac Mortgage Loan Trust
	Series 2005-AR16IP, 5.830%, 07/25/2045	779,618
	JetBlue Airways Corporation
789,354	Series 2004-2, G-1, 5.740%, 02/15/2018 (e)	785,408
900,000	Series 2004-2, G-2, 5.810%, 05/15/2018 (e)	837,181
3,288,840	New Valley Generation
	Series 2000-1, 7.300%, 03/15/2019	3,702,473
7,903,278	New Valley Generation II
	Series 2001-1, 5.570%, 05/01/2020	8,435,169
194,849	Residential Asset Mortgage Products, Inc.
	Series 2004-RZ1, 5.288%, 03/25/2034	190,780
	Washington Mutual
1,620,000	Series 2006-A3, 4.682%, 09/15/2013 (c)	1,602,195
1,700,000	Series 2005-AR4, 4.670%, 04/25/2035	1,661,999
1,360,985	Series 2005-AR8, 5.788%, 07/25/2045 (e)	1,289,335

	Total Asset Backed Securities (Cost $33,581,786)	33,749,239

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.41%
770,667	Bank of America Corporation
	Series 2005-B, 5.100%, 04/25/2035	773,296
	Countrywide Home Loans
474,307	Series 2005-11, 5.165%, 03/25/2035	452,547
648,784	Series 2005-11, 5.920%, 04/25/2035	624,150
	FHLMC
125,268	Series 1647PK, 6.500%, 12/15/2008	125,036
1,769,284	Series 2329, 6.500%, 06/15/2031	1,854,766
986,960	Series 2338, 6.500%, 07/15/2031	1,034,573
1,186,136	GSMPS Mortgage Loan Trust
	Series 2005-RP1, 5.215%, 01/25/2035 (Acquired 03/07/2005, Cost $1,293,543) (c)	1,172,533
3,100,000	Master Adjustable Rate Mortgages Trust
	Series 2004-13, 3.786%, 11/21/2034	3,065,870
562,463	Master Reperforming Loan Trust
	Series 2005-1, 7.000%, 08/25/2034 (Acquired 03/09/2005, Cost $637,062) (c)	593,879
1,292,567	MLCC Mortgage Investors, Inc.
	Series 2005-1, 4.970%, 04/25/2035	1,294,496
	Prime Mortgage Trust
1,588,791	Pool #DR11A1, 5.500%, 05/25/2035 (c)	1,570,170
2,510,765	Pool #DR12A1, 5.500%, 05/25/2035 (c)	2,483,247
698,510	Pool #DR11A2, 6.000%, 05/25/2035 (c)	698,873
2,587,740	Pool #DR12A2, 6.000%, 05/25/2035 (c)	2,558,110
598,541	Residential Asset Mortgage Products, Inc.
	Series 2004-SL4, 7.500%, 07/25/2032	579,594
752,349	Structured Adjustable Rate Mortgage Loan
	Series 2004-18, 5.570%, 12/25/2034	758,361

	Total Collateralized Mortgage Obligations (Cost $19,727,068)	19,639,501

	CONVERTIBLE BONDS - 0.01%
	Automobiles - 0.01%
80,000	Ford Motor Company
	4.250%, 12/15/2036	79,900

	Total Convertible Bonds (Cost $80,000)	79,900

	CORPORATE BONDS - 19.93%
	Aerospace & Defense - 0.01%
55,000	DRS Technologies, Inc.
	6.630%, 02/01/2016	54,588
	Auto Components - 0.05%
250,000	Goodyear Tire & Rubber Co.
	9.000%, 07/01/2015 (b)	266,250
170,000	Visteon Corp.
	8.250%, 08/01/2010	151,300
		417,550
	Automobiles - 0.45%
375,000	Bombardier, Inc.
	7.250%, 11/15/2016 (d)	549,640
	DaimlerChrysler N.A.
5,000	4.050%, 06/04/2008	4,981
150,000	7.200%, 09/01/2009	154,738
260,000	5.880%, 03/15/2011	264,012
670,000	Ford Motor Company
	7.450%, 07/16/2031 (b)	500,825
	General Motors Corporation
2,420,000	8.250%, 07/15/2023	1,936,000
250,000	8.380%, 07/05/2033	284,520
30,000	8.380%, 07/15/2033 (b)	24,300
		3,719,016
	Banks - 3.92%
300,000	AIFUL Corporation
	5.000%, 08/10/2010 (Acquired 08/03/2005 and 11/29/2005, Cost $298,552) (c)	294,599
750,000	ANZ Capital Trust II
	5.360%, 12/15/2049 (Callable at $100.00 on 12/15/2013) (c)	701,018
30,000	BAC Capital Trust XIV
	5.630%, 03/15/2043	26,646
40,000	Bank of America Corporation
	5.380%, 08/15/2011	40,827
1,000,000	Barclay's Bank PLC
	9.470%, 05/19/2015 (credit linked to Republic of Brazil Treasury Security)
	(Acquired 03/27/2007, Cost $749,580) (c)(j)	874,858
	Countrywide Financial Corp.
550,000	5.520%, 02/27/2008 (e)	550,000
280,000	5.470%, 06/18/2008 (e)	247,712
220,000	5.500%, 01/05/2009 (e)	174,338
700,000	First Chicago Corporation
	6.380%, 01/30/2009	713,571
	Glitnir Bank Hf
370,000	6.330%, 07/28/2011 (Acquired 07/21/2006, Cost $370,000) (c)	361,998
760,000	6.690%, 06/15/2016 (Acquired 06/12/2006 and 06/21/2006, Cost $758,848) (c)	766,195
375,000	Greenpoint Bank
	9.250%, 10/01/2010	402,932
700,000	HBOS Capital Funding LP
	6.070%, 06/01/2049 (Callable at $100.00 on 06/30/2014) (c)(e)	655,840
800,000	HSBC Capital Funding LP
	4.610%, 12/31/2049 (Callable at $100.00 on 06/27/2013) (a)(c)(e)	738,400
685,000	HSBC Finance Corp.
	4.130%, 11/16/2009	677,457
	ICICI Bank Ltd.
340,000	6.380%, 04/30/2022	304,767
354,000	6.380%, 04/30/2022 (Acquired 01/09/2007 and 01/11/2007, Cost $359,326) (c)	320,990
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	3,140,704
	JP Morgan Chase Bank
2,800,000	10.800%, 05/15/2009 (credit linked to the Republic of Brazil Treasury Security) (d)(j)	1,783,883
5,100,000	6.200%, 05/15/2011 (credit linked to the Republic of Brazil Treasury Security and IPCA Index Units) (d)(e)(j)	2,919,578
	Kaupthing Bank Hf
1,140,000	6.500%, 04/12/2011 (Acquired 04/07/2006, Cost $1,140,000; Callable at $100.00 on 04/13/2009) (c)(e)	1,112,870
130,000	5.750%, 10/04/2011 (Acquired 09/28/2006, Cost $129,288) (c)	122,366
250,000	7.130%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)	229,538
1,080,000	Landsbanki Islands Hf
	6.100%, 08/25/2011 (Acquired 08/22/2006, Cost $1,079,719) (c)	1,065,260
700,000	Popular North America, Inc.
	4.700%, 06/30/2009	693,347
	Resona Bank
525,000	5.850%, 09/29/2049 (d)	488,847
450,000	4.130%, 12/31/2049 (d)	595,379
735,000	Resona Preferred Global Securities
	7.190%, 12/29/2049 (Callable at $100.00 on 07/30/2015) (c)	730,330
	Royal Bank of Scotland Group PLC
200,000	7.640%, 03/31/2049	205,970
1,740,000	9.120%, 03/31/2049	1,861,090
875,000	6.990%, 10/29/2049 (Callable at $100.00 on 10/05/2017) (c)	873,892
840,000	Russ Agriculture Bank
	6.300%, 05/15/2017 (Acquired 05/10/2007, Cost $840,000) (c)	798,000
560,000	Santander Issuances SA
	5.810%, 06/20/2016 (Callable at $100.00 on 06/20/2011) (c)	571,941
100,000	Santander Perpetual SA Unipersonal
	6.671%, 10/29/2049 (Callable at $100.00 on 10/24/2017) (c)	100,447
600,000	Shinsei Finance Cayman Ltd.
	6.420%, 07/20/2048 (Callable at $100.00 on 07/20/2016) (c)	510,188
550,000	Sovereign Bank
	4.380%, 08/01/2013 (e)	546,861
280,000	Suntrust Capital
	6.100%, 12/01/2066	233,731
	Turanalem Finance BV
530,000	8.250%, 01/22/2037	453,150
850,000	8.250%, 01/22/2037 (Acquired 01/11/2007 and 01/31/2007, Cost $849,207) (c)	728,875
	VTB Capital SA
1,120,000	5.960%, 08/01/2008 (Acquired 10/27/2006, Cost $1,120,000) (c)(e)	1,110,200
430,000	6.150%, 12/07/2009	416,231
600,000	6.690%, 10/31/2012 (c)	591,900
	Wells Fargo Company
1,250,000	5.625%, 12/11/2017	1,253,124
440,000	5.950%, 12/01/2086	412,001
575,000	ZFS Finance USA Trust II
	6.450%, 12/15/2065 (Callable at $100.00 on 06/15/2016) (c)	536,702
		31,938,553
	Business Services - 0.03%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013	48,128
40,000	Electronic Data Systems Corp.
	7.130%, 10/15/2009	41,310
	Lamar Media Corp.
80,000	7.250%, 01/01/2013	80,400
50,000	6.630%, 08/15/2015	48,875
		218,713
	Capital Markets - 1.03%
500,000	Bear Stearns Companies, Inc.
	5.550%, 01/22/2017 (b)	448,877
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	199,457
80,000	5.450%, 11/01/2012	81,643
50,000	5.793%, 12/29/2049	44,558
	Lehman Brothers Holdings, Inc.
1,350,000	4.500%, 07/26/2010	1,335,675
120,000	5.250%, 02/06/2012 (b)	118,846
450,000	5.375%, 10/17/2012	628,206
850,000	6.200%, 09/26/2014	866,880
1,110,000	6.750%, 12/28/2017 (b)	1,146,148
620,000	5.860%, 12/29/2099	553,093
550,000	Merrill Lynch Co.
	6.400%, 08/28/2017	559,776
250,000	Mizuho JGB Investment
	9.870%, 06/30/2049 (d)(e)	252,313
	Morgan Stanley
90,000	3.630%, 04/01/2008	89,624
340,000	5.630%, 01/09/2012	346,172
500,000	5.750%, 08/31/2012	510,898
230,000	5.810%, 10/18/2016 (e)	214,962
600,000	5.950%, 12/28/2017	600,690
430,000	Wachovia Capital Trust II
	5.800%, 03/15/2042	384,497
		8,382,315
	Chemicals - 0.09%
40,000	Georgia Gulf Corp.
	9.500%, 10/15/2014 (b)	32,100
500,000	Ineos Group Holdings PLC
	7.880%, 02/15/2016	614,062
63,000	Westlake Chemical Corp.
	6.630%, 01/15/2016	59,850
		706,012
	Commercial Services & Supplies - 0.24%
375,000	Allied Waste North America, Inc.
	7.130%, 05/15/2016	374,062
1,275,000	PHH Corp.
	6.000%, 03/01/2008	1,278,355
325,000	Waste Management, Inc.
	6.380%, 11/15/2012	343,987
		1,996,404
	Communications - 0.74%
150,000	AMFM Inc.
	8.000%, 11/01/2008	155,069
295,000	British Telecommunications PLC
	8.380%, 12/15/2010	323,930
	Deutsche Telekom International Finance B.V.
350,000	5.750%, 03/23/2016	350,896
675,000	8.250%, 06/15/2030	844,634
500,000	Inmarsat Finance II PLC
	0.000%, 11/15/2012	488,125
500,000	Intelsat Subsidiary Holding Co.
	8.630%, 01/15/2015	505,000
135,000	Level 3 Financing, Inc.
	9.250%, 11/01/2014	122,850
	Rogers Cable, Inc.
200,000	5.500%, 03/15/2014	197,313
110,000	6.750%, 03/15/2015	115,874
	Sprint Capital Corp.
100,000	7.630%, 01/30/2011	104,281
580,000	8.380%, 03/15/2012	628,711
925,000	6.880%, 11/15/2028	879,594
40,000	8.750%, 03/15/2032	45,209
	Telecom Italia Capital
125,000	4.000%, 01/15/2010	122,488
425,000	4.880%, 10/01/2010	423,053
500,000	4.950%, 09/30/2014	482,220
190,000	5.250%, 10/01/2015 (b)	185,398
50,000	Verizon Global Funding Corp.
	7.380%, 09/01/2012	55,260
		6,029,905
	Consumer Finance - 1.84%
440,000	American Express Co.
	6.800%, 09/01/2066 (e)	446,869
210,000	American General Finance
	6.900%, 12/15/2017	210,584
	Ford Motor Credit Company
670,000	6.630%, 06/16/2008	660,310
5,345,000	5.800%, 01/12/2009	5,074,655
460,000	7.380%, 10/28/2009	433,151
	General Motors Acceptance Corporation
510,000	6.130%, 01/22/2008	509,306
100,000	5.130%, 05/09/2008	98,903
330,000	6.338%, 09/23/2008 (e)	318,858
2,490,000	5.850%, 01/14/2009	2,381,849
270,000	7.750%, 01/19/2010	251,976
625,000	6.880%, 09/15/2011 (b)	535,100
630,000	8.000%, 11/01/2031	529,749
1,510,000	General Motors Acceptance Corportation
	6.630%, 05/15/2012	1,256,417
550,000	Nelnet, Inc.
	7.400%, 09/15/2061	528,801
	SLM Corp.
600,000	5.000%, 10/01/2013	526,539
1,140,000	5.380%, 05/15/2014 (b)	1,014,866
120,000	5.050%, 11/14/2014	103,866
20,000	5.000%, 04/15/2015	17,081
100,000	5.630%, 08/01/2033	77,523
		14,976,403
	Consumer Products - 0.02%
20,000	American Achievement Corp.
	8.250%, 04/01/2012	19,600
	Graham Packaging Co.
110,000	8.500%, 10/15/2012	103,400
40,000	9.880%, 10/15/2014	37,000
		160,000
	Diversified Consumer Services - 0.01%
130,000	Service Corporation International
	7.500%, 04/01/2027	120,250
	Diversified Financial Services - 0.93%
280,000	AGFC Capital Trust I
	6.000%, 01/15/2067 (Callable at $100.00 on 01/15/2017) (c)	254,347
675,000	Bank of America Corporation
	5.750%, 12/01/2017	677,815
1,000,000	Citigroup Funding, Inc.
	6.000%, 05/18/2015 (credit linked to an Egyptian Treasury Bill) (d)(j)	868,235
1,600,000	Citigroup, Inc.
	5.850%, 07/02/2013	1,649,122
	General Electric Capital Corporation
650,000	5.950%, 09/15/2014 (e)	636,740
1,160,000	6.375%, 11/15/2067	1,199,868
30,000	Rabobank Capital Funding Trust II
	5.260%, 12/29/2049 (Acquired 05/23/2005, Cost $30,433) (c)(e)	27,985
180,000	Rabobank Capital Funding Trust III
	5.250%, 10/31/2049 (Callable at $100.00 on 10/21/2016) (c)(e)	161,379
	Residential Capital Corp.
60,000	6.460%, 04/17/2009	42,900
180,000	6.460%, 05/22/2009	128,700
875,000	7.380%, 06/30/2010	564,375
1,550,000	6.000%, 02/22/2011	972,625
1,214,000	UBS AG
	6.000%, 12/31/2017 (credit linked to the Republic of Brazil Treasury Security and IPCA Index Units) (c)(j)	440,655
		7,624,746
	Diversified Telecommunication Services - 0.52%
700,000	Ameritech Capital Funding Corp.
	6.250%, 05/18/2009	720,614
30,000	Bellsouth Corp.
	4.750%, 11/15/2012	29,711
95,000	Cincinnati Bell, Inc.
	7.000%, 02/15/2015	90,250
	Citizens Communications Co.
530,000	9.250%, 05/15/2011	576,375
35,000	7.130%, 03/15/2019	33,425
105,000	7.880%, 01/15/2027	100,537
	Qwest Communications International, Inc.
283,000	8.860%, 02/15/2009 (e)	284,415
127,000	7.250%, 02/15/2011	127,635
520,000	Royal KPN NV
	8.380%, 10/01/2030	625,234
410,000	SBC Communications, Inc.
	5.100%, 09/15/2014	406,327
740,000	Verizon New York, Inc. - Series A
	6.880%, 04/01/2012	785,867
420,000	Windstream Corp.
	8.630%, 08/01/2016	443,100
		4,223,490
	Electric Utilities - 1.19%
475,000	CenterPoint Energy Resources Corp.
	7.880%, 04/01/2013	522,108
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	429,887
250,000	6.950%, 07/15/2018	254,062
275,000	5.900%, 03/15/2036	258,586
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	80,209
300,000	5.700%, 09/17/2012	308,375
25,000	Duke Energy Corp.
	5.630%, 11/30/2012	25,975
	Energy Future Holdings Corp.
500,000	1.875%, 11/01/2017 (Callable at $105.44 on 11/01/2012) (c)	505,000
2,810,000	11.250%, 11/01/2017 (Callable at $105.63 on 11/01/2012) (c)	2,852,150
75,000	Exelon Corp.
	5.630%, 06/15/2035	67,198
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	206,699
1,455,000	7.380%, 11/15/2031	1,601,165
700,000	MidAmerican Energy Holdings
	7.520%, 09/15/2008	710,467
375,000	Nevada Power Co.
	5.880%, 01/15/2015	374,548
	Pacific Gas & Electric Co.
470,000	5.625%, 11/30/2017	472,311
170,000	6.050%, 03/01/2034	170,272
290,000	5.800%, 03/01/2037	280,598
	Progress Energy, Inc.
150,000	5.630%, 01/15/2016	150,150
400,000	7.750%, 03/01/2031	473,582
		9,743,342
	Electrical Equipment - 0.37%
600,000	L-3 Communications Corp.
	6.380%, 10/15/2015	594,000
	NXP BV / NXP Funding LLC
20,000	7.880%, 10/15/2014	19,075
70,000	9.500%, 10/15/2015	64,312
325,000	Tyco Electronics Group SA
	6.000%, 10/01/2012 (c)	333,385
	Tyco International Group SA
40,000	6.130%, 11/01/2008	40,352
20,000	6.130%, 01/15/2009	20,254
130,000	6.750%, 02/15/2011	136,445
455,000	6.380%, 10/15/2011	471,271
1,285,000	6.880%, 01/15/2029	1,305,037
		2,984,131
	Electronic Equipment & Instruments - 0.01%
50,000	Freescale Semiconductor, Inc.
	8.880%, 12/15/2014	44,875
40,000	Xerox Corp.
	6.750%, 02/01/2017	41,764
		86,639
	Energy Equipment & Services - 0.06%
190,000	Complete Production Services
	8.000%, 12/15/2016	184,775
	Geophysique
155,000	7.500%, 05/15/2015	157,713
90,000	7.750%, 05/15/2017	91,350
50,000	Pride International, Inc.
	7.380%, 07/15/2014	51,625
40,000	SemGroup LP
	8.750%, 11/15/2015 (Acquired 11/04/2005 and 10/03/2006, Cost $39,688) (c)	38,200
		523,663
	Food & Staples Retailing - 0.10%
800,000	CVS Caremark Corporation
	6.943%, 01/10/2030 (c)	804,636
	Food Products - 0.17%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	335,625
425,000	Kraft Foods, Inc.
	6.500%, 08/11/2017	440,466
	Land O' Lakes, Inc.
125,000	9.000%, 12/15/2010	130,625
500,000	8.750%, 11/15/2011	513,750
		1,420,466
	Health Care Providers & Services - 0.43%
100,000	AmerisourceBergen Corp.
	5.880%, 09/15/2015	98,619
450,000	Community Health Systems, Inc.
	8.875%, 07/15/2015	460,687
205,000	Davita, Inc.
	6.630%, 03/15/2013	205,000
250,000	FMC Finance III SA
	6.880%, 07/15/2017	251,250
	HCA, Inc.
234,000	6.250%, 02/15/2013	205,920
460,000	6.750%, 07/15/2013	411,700
415,000	9.125%, 11/15/2014	432,638
13,000	6.500%, 02/15/2016 (b)	11,050
340,000	9.250%, 11/15/2016	357,850
444,000	9.625%, 11/15/2016	470,640
	Service Corporation International
60,000	6.750%, 04/01/2016	58,050
10,000	7.630%, 10/01/2018	10,100
542,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015 (b)	504,060
50,000	Wellpoint, Inc.
	5.875%, 06/15/2017	50,431
		3,527,995
	Hotels, Restaurants & Leisure - 0.30%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014	62,237
160,000	7.130%, 02/01/2016	152,000
550,000	Harrahs Operating Company, Inc.
	5.500%, 07/01/2010	511,792
85,000	Host Marriott LP
	6.750%, 06/01/2016	84,150
60,000	Inn of the Mountain Gods Resort & Casino
	12.000%, 11/15/2010	62,700
	MGM Mirage, Inc.
10,000	9.500%, 08/01/2008	10,250
180,000	8.500%, 09/15/2010	187,650
20,000	6.630%, 07/15/2015	18,850
150,000	7.630%, 01/15/2017	148,875
500,000	Mohegan Tribal Gaming Authority
	8.000%, 04/01/2012	510,000
20,000	River Rock Entertainment
	9.750%, 11/01/2011	21,000
	Station Casinos, Inc.
25,000	6.880%, 03/01/2016	18,375
190,000	7.750%, 08/15/2016	172,425
500,000	Universal City Development Partners
	11.750%, 04/01/2010	518,750
		2,479,054
	Independent Power Producers & Energy Traders - 0.16%
	AES Corp.
47,000	7.750%, 03/01/2014	47,587
190,000	7.750%, 10/15/2015 (c)	193,800
1,060,000	8.000%, 10/15/2017 (c)	1,089,150
		1,330,537
	Insurance - 1.04%
	American International Group, Inc.
130,000	5.850%, 01/16/2018	131,098
425,000	6.250%, 03/15/2087	381,321
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	435,213
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (Acquired 05/18/2005 and 05/20/2005, Cost $79,796) (c)	78,364
200,000	Aspen Insurance Holdings, Ltd.
	6.000%, 08/15/2014	204,987
200,000	AXA SA
	6.460%, 12/31/2049 (Acquired 12/07/2006, Cost $300,000; Callable at $100.00 on 12/14/2018) (c)	180,434
375,000	Catlin Insurance Co. Ltd.
	7.250%, 12/31/2049 (d)	343,411
525,000	Chubb Corp.
	6.380%, 03/29/2067	512,974
890,000	CNA Financial Corp.
	7.250%, 11/15/2023	916,405
425,000	Endurance Specialty Holdings
	6.150%, 10/15/2015	416,666
775,000	Lincoln National Corp.
	7.000%, 05/17/2066	779,338
1,200,000	Metlife, Inc.
	6.400%, 12/15/2066	1,103,224
125,000	PartnerRe Finance, Inc.
	6.440%, 12/01/2066	110,127
500,000	Phoenix Life Insurance Co.
	7.150%, 12/15/2034 (Acquired 06/27/2006 and 03/06/2007, Cost $513,720) (c)	546,811
450,000	QBE Insurance Group Ltd.
	5.650%, 07/01/2023 (d)(e)	448,698
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065	269,945
875,000	Swiss Re Capital I LP
	6.850%, 05/29/2049 (Acquired 01/17/2007, Cost $917,711) (c)	861,108
840,000	Travelers Companies, Inc.
	6.250%, 03/15/2067	789,084
		8,509,208
	IT Services - 0.12%
850,000	Fiserv, Inc.
	6.125%, 11/20/2012	866,034
90,000	SunGard Data Systems, Inc.
	9.130%, 08/15/2013	92,025
		958,059
	Machinery - 0.01%
60,000	Terex Corp New
	8.000%, 11/15/2017	61,050
	Media - 1.43%
140,000	CCH Holdings LLC
	11.000%, 10/01/2015	114,800
	Clear Channel Communications, Inc.
405,000	4.630%, 01/15/2008	404,609
50,000	6.250%, 03/15/2011	45,282
330,000	5.500%, 09/15/2014 (b)	251,868
270,000	4.900%, 05/15/2015	197,232
320,000	Comcast Cable Communications Holdings, Inc.
	8.880%, 05/01/2017	382,172
500,000	Comcast Cable Communications Holdings, Inc.
	9.460%, 11/15/2022	637,213
	Comcast Corp.
220,000	6.500%, 01/15/2015	229,956
50,000	6.500%, 01/15/2017	52,222
20,000	5.880%, 02/15/2018	19,977
	COX Communications, Inc.
220,000	3.880%, 10/01/2008	217,558
1,000,000	4.630%, 01/15/2010	992,716
520,000	COX Enterprises, Inc.
	4.380%, 05/01/2008 (Acquired 03/17/2005, Cost $518,627) (c)	518,371
	CSC Holdings, Inc.
500,000	7.250%, 07/15/2008	501,875
45,000	7.630%, 04/01/2011	45,112
100,000	7.630%, 07/15/2018	92,375
110,000	DirecTV Holdings LLC
	8.380%, 03/15/2013	114,950
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014	39,900
660,000	7.130%, 02/01/2016	676,500
615,000	Idearc, Inc.
	8.000%, 11/15/2016	567,337
	Liberty Media Corp.
460,000	7.880%, 07/15/2009	469,310
20,000	5.700%, 05/15/2013	18,628
1,165,000	News America, Inc.
	6.650%, 11/15/2037 (c)	1,205,628
40,000	Panamsat Corp.
	9.000%, 06/15/2016	40,500
85,000	R H Donnelley Corp.
	8.875%, 10/15/2017 (c)	79,050
70,000	Sun Media Corp.
	7.630%, 02/15/2013	68,513
	Time Warner Cable, Inc.
450,000	6.880%, 05/01/2012	474,296
1,350,000	5.400%, 07/02/2012	1,354,049
540,000	5.850%, 05/01/2017	542,297
405,000	7.700%, 05/01/2032	451,282
375,000	6.550%, 05/01/2037	384,020
90,000	TL Acquisitions, Inc.
	10.500%, 01/15/2015 (Acquired 06/22/2007, Cost $88,852; Callable at $105.25 on 01/15/2011) (c)	86,963
400,000	Viacom, Inc.
	5.750%, 04/30/2011	405,335
		11,681,896
	Metals & Mining - 0.12%
100,000	Codelco, Inc.
	4.750%, 10/15/2014 (Acquired 10/21/2004, Cost $98,482) (c)	96,403
	Freeport-McMoran Copper & Gold
10,000	8.250%, 04/01/2015	10,625
270,000	8.380%, 04/01/2017	290,250
	Steel Dynamics, Inc.
55,000	7.375%, 11/01/2012 (c)	55,550
150,000	6.750%, 04/01/2015 (Acquired 03/28/2007, Cost $135,000) (c)	145,500
350,000	Transocean Sedco Forex, Inc.
	6.800%, 03/15/2038	358,278
		956,606
	Multiline Retail - 0.01%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	39,827
	Multi-Utilities - 0.46%
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010	53,015
	Edison Mission Energy
160,000	7.000%, 05/15/2017	158,000
220,000	7.200%, 05/15/2019	217,250
80,000	7.625%, 05/15/2027	75,600
1,000,000	Enel Finance International
	5.700%, 01/15/2013 (c)	1,016,383
850,000	MidAmerican Energy Holdings
	6.130%, 04/01/2036	850,811
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	219,937
30,000	7.380%, 02/01/2016	29,325
20,000	7.380%, 01/15/2017	19,550
	TXU Corp.
110,000	5.550%, 11/15/2014	88,350
270,000	6.500%, 11/15/2024	198,291
1,095,000	6.550%, 11/15/2034	797,935
		3,724,447
	Oil & Gas - 2.58%
	Amerada Hess Corp.
90,000	7.880%, 10/01/2029	106,825
740,000	7.300%, 08/15/2031	833,691
50,000	Amerigas Partners LP
	7.250%, 05/20/2015	49,250
80,000	Anadarko Finance Co.
	7.500%, 05/01/2031	90,207
1,260,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036 (b)	1,287,327
700,000	Boardwalk Pipelines LP
	5.880%, 11/15/2016	717,920
	Canadian Natural Resources Ltd.
300,000	5.700%, 05/15/2017	298,709
75,000	5.850%, 02/01/2035	69,477
475,000	6.500%, 02/15/2037	477,622
150,000	6.250%, 03/15/2038	147,050
	Chesapeake Energy Corp.
60,000	6.380%, 06/15/2015	58,350
80,000	6.250%, 01/15/2018	77,200
70,000	Conoco Funding Co.
	6.350%, 10/15/2011	74,412
20,000	ConocoPhillips, Inc.
	6.950%, 04/15/2029	22,909
275,000	Dynegy, Inc.
	7.750%, 06/01/2019	255,063
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026	422,201
309,000	8.380%, 06/15/2032	363,507
	El Paso Corp.
730,000	7.000%, 06/15/2017	734,407
217,000	7.800%, 08/01/2031	221,309
355,000	7.750%, 01/15/2032	362,127
1,050,000	Encana Corp.
	6.500%, 02/01/2038	1,088,686
	Energy Transfer Partners LP
350,000	5.650%, 08/01/2012	346,862
750,000	5.950%, 02/01/2015	736,730
	Enterprise Products Operating LP
750,000	4.950%, 06/01/2010	750,921
375,000	8.380%, 08/01/2066	384,524
450,000	7.340%, 01/15/2068	408,606
400,000	Gulf South Pipeline Co. LP
	6.300%, 08/15/2017 (c)	423,465
620,000	Intergas Finance BV
	6.380%, 05/14/2017 (Acquired 05/03/2007 and 05/04/2007, Cost $615,353) (c)	558,000
	Kerr-McGee Corp.
625,000	6.950%, 07/01/2024	669,291
1,215,000	7.880%, 09/15/2031	1,452,975
	Kinder Morgan Energy Partners
110,000	6.300%, 02/01/2009	111,452
470,000	6.750%, 03/15/2011	493,409
260,000	6.000%, 02/01/2017	260,436
30,000	6.950%, 01/15/2038	31,587
	Oneok Partners LP
425,000	6.650%, 10/01/2036	431,133
525,000	6.850%, 10/15/2037	546,365
	OPTI Canada, Inc.
160,000	7.880%, 12/15/2014 (Acquired 06/25/2007, Cost $210,000; Callable at $104.13 on 12/15/2010) (c)	157,200
130,000	8.250%, 12/15/2014 (Acquired 12/08/2006, Cost $80,000) (c)	129,350
	Peabody Energy Corp.
10,000	6.880%, 03/15/2013	10,100
50,000	5.880%, 04/15/2016	47,250
	Pemex Project Funding Master Trust
301,000	6.630%, 06/15/2035	318,769
540,000	6.625%, 06/15/2035 (c)	571,878
620,000	Petrobras International Finance Co.
	6.130%, 10/06/2016	635,500
	Southern Natural Gas Co.
375,000	7.350%, 02/15/2031	393,436
45,000	8.000%, 03/01/2032	50,359
140,000	Suburban Propane Partners LP
	6.880%, 12/15/2013	136,500
	Tennessee Gas Pipeline Co.
250,000	7.000%, 10/15/2028	253,621
140,000	7.630%, 04/01/2037	151,285
	Williams Companies, Inc.
360,000	7.875%, 09/01/2021	400,950
770,000	7.500%, 01/15/2031	831,600
590,000	7.750%, 06/15/2031	649,000
50,000	8.750%, 03/15/2032	61,375
	XTO Energy, Inc.
800,000	7.500%, 04/15/2012	875,322
30,000	5.650%, 04/01/2016	30,262
		21,067,762
	Pharmaceuticals - 0.06%
520,000	Wyeth
	5.950%, 04/01/2037	523,184
	Real Estate - 0.20%
250,000	Arden Realty LP
	9.150%, 03/01/2010	276,393
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015	9,700
29,000	6.500%, 02/01/2017	26,390
	iStar Financial, Inc.
225,000	5.130%, 04/01/2011	200,715
325,000	5.650%, 09/15/2011	290,661
225,000	5.950%, 10/15/2013	196,294
100,000	5.700%, 03/01/2014	83,834
550,000	Realogy Corp.
	12.380%, 04/15/2015 (Acquired 04/05/2007, Cost $490,730) (c)	347,875
	Ventas Realty LP
50,000	6.750%, 06/01/2010	50,625
40,000	9.000%, 05/01/2012	43,200
70,000	6.750%, 04/01/2017	69,650
		1,595,337
	Road & Rail - 0.08%
	Hertz Corp.
340,000	8.880%, 01/01/2014	346,375
35,000	10.500%, 01/01/2016	36,400
14,000	Kansas City Southern Railway Co.
	9.500%, 10/01/2008	14,350
230,000	Union Pacific Corp.
	5.380%, 05/01/2014	226,358
		623,483
	Special Purpose Entity - 0.60%
1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011 (Acquired 07/13/2006 and 07/19/2006, Cost $1,070,970) (c)	1,103,416
500,000	Graftech Financial, Inc.
	1.250%, 02/15/2012	518,125
250,000	Hellas Telecom V
	7.790%, 10/15/2012	361,858
280,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065 (Acquired 09/12/2006 and 10/23/2006, Cost $279,417) (c)(e)	268,008
655,000	MUFG Capital Finance 1 Ltd.
	6.350%, 07/29/2049	621,373
1,090,000	Sigma Finance, Inc.
	8.500%, 08/11/2016 (Acquired 07/26/2006, Cost $1,090,000; Callable at $100.00 on 08/11/2008) (c)(e)	1,007,923
	TNK-BP Finance SA
590,000	7.500%, 07/18/2016 (c)	573,156
200,000	6.630%, 03/20/2017 (Acquired 03/13/2007, Cost $198,402) (c)	183,000
240,000	7.875%, 03/13/2018 (c)	238,200
		4,875,059
	Textiles, Apparel & Luxury Goods - 0.02%
125,000	INVISTA
	9.250%, 05/01/2012 (Acquired 05/03/2006, Cost $132,084) (c)	130,000
50,000	Oxford Industries, Inc.
	8.880%, 06/01/2011	50,000
		180,000
	Tobacco - 0.12%
550,000	Altria Group, Inc.
	7.000%, 11/04/2013	615,830
125,000	Philip Morris Companies, Inc.
	7.750%, 01/15/2027	161,493
230,000	Reynolds American, Inc.
	6.750%, 06/15/2017	235,410
		1,012,733
	Transportation - 0.14%
86,000	Teekay Shipping Corp.
	8.880%, 07/15/2011	90,622
1,016,000	Vale Overseas Ltd.
	6.880%, 11/21/2036	1,032,877
		1,123,499
	Wireless Telecommunication Services - 0.27%
330,000	America Movil SAB de CV
	5.625%, 11/15/2017	324,091
750,000	AT&T Wireless Services, Inc.
	7.880%, 03/01/2011	812,794
	Nextel Communications, Inc.
930,000	6.880%, 10/31/2013	916,920
15,000	5.950%, 03/15/2014	14,117
120,000	7.380%, 08/01/2015	118,246
40,000	Rogers Wireless Communications, Inc.
	6.380%, 03/01/2014	41,259
		2,227,427

	Total Corporate Bonds (Cost $163,603,468)	162,627,985

	FOREIGN GOVERNMENT NOTE/BONDS - 0.54%
	United Mexican States
14,000	5.630%, 01/15/2017	14,224
1,256,000	6.750%, 09/27/2034	1,390,392
5,100,000	Republic of Argentina
	2.000%, 01/03/2016 (credit linked to Coeficiente de Estabilizacion de Referencia) (j)	2,663,334
284,130	Russia Federation
	5.000%, 03/31/2030	325,977

	Total Foreign Government Note/Bonds (Cost $3,687,713)	4,393,927

	MORTGAGE BACKED SECURITIES - 57.82%
43,485	Adjustable Rate Mortgage Trust
	Series 2004-5, 5.770%, 04/25/2035	43,383
	Bank of America Corporation
1,500,000	Series 2006-5, 5.410%, 09/10/2016	1,511,637
770,000	Series 2005-5, 5.120%, 10/10/2045	760,065
600,000	Series 2007-D, 5.229%, 06/20/2047	423,000
3,500,000	Series 2005-6, 5.350%, 09/10/2047	3,490,921
365,339	BCAP LLC Trust
	Series 2006-RR1, 1.486%, 11/25/2036	363,874
2,568,746	Bear Stearns Structured Products, Inc.
	Pool #R11A1A, 6.283%, 09/27/2037 (c)	2,517,371
	Bear Stearns Trust
111,603	Series 2004-1, 4.550%, 04/25/2034	110,858
619,680	Series 2004-9, 5.220%, 09/25/2034	616,546
1,015,033	Series 2005-2, 4.710%, 04/25/2035	1,000,148
250,108	Series 2005-3, 5.140%, 06/25/2035	247,836
2,390,719	Series 2006-4, 5.936%, 10/25/2036	2,413,762
3,000,000	Series 2005-PWR10, 5.450%, 12/11/2040	3,005,731
1,500,000	Series 2006-TOP24, 5.540%, 10/12/2041	1,526,075
3,831,209	Series FLT, 6.300%, 09/25/2047	3,826,960
	Chase Mortgage Financial Trust
1,778,741	Series 2007-A1, 4.643%, 02/25/2037	1,761,808
2,650,854	Series 2007-A1, 4.828%, 02/25/2037	2,638,129
2,671,762	Series 2007-A1, 4.138%, 01/01/2049	2,649,351
2,533,087	Series 2007-A1, 4.356%, 01/01/2049	2,513,315
851,622	Series 2007-A1, 4.475%, 01/01/2049	844,173
	CIT Mortgage Loan Trust
1,981,825	Pool #2007A1, 5.789%, 10/25/2037 (d)	1,952,098
1,000,000	Pool #2007A3, 6.239%, 10/25/2037 (d)	910,000
550,000	Pool #2007A2, 6.388%, 10/25/2037 (d)	523,875
2,000,000	Citigroup Commercial Mortgage Trust
	Series 2006-C4, 5.720%, 03/15/2049	2,068,562
2,500,000	Citigroup/Deutsche Bank Commerical Mortgage
	Series TR, 5.540%, 01/15/2046	2,515,803
	Countrywide Alternative Loan Trust
1,475,148	Series 2005-63, 5.330%, 12/25/2035	1,464,513
1,671,210	Series 2006-OA10, 5.550%, 08/25/2046	1,578,072
	Countrywide Asset-Backed Certificates
829,723	Series 2005-36, 4.970%, 08/25/2035	831,772
1,494,338	Series 2005-27, 6.120%, 08/25/2035	1,489,264
711,900	Series 2005-51, 5.269%, 11/20/2035	674,012
1,160,015	Series 2005-59, 5.870%, 11/20/2035	1,085,955
2,053,361	Series 2005-62, 5.850%, 12/25/2035	1,904,517
	Countrywide Home Loans
297,460	Series 2003-52, 4.620%, 02/19/2034	296,152
68,011	Series 2004-HYB6, 4.720%, 11/20/2034	67,575
1,029,680	Series 2005-R1, 5.143%, 03/25/2035 (Acquired 03/04/2005, Cost $1,141,757) (c)	1,020,554
356,945	Series 2005-HYB4, 5.230%, 08/20/2035	351,913
384,174	Series 2005-38, 6.363%, 09/25/2035	375,140
1,400,000	5.130%, 04/19/2017 (Acquired 04/12/2007, Cost $1,387,162) (c)	1,455,428
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018	1,007,258
4,265,009	Pool #1G-0058, 4.600%, 01/01/2035 (b)	4,240,757
1,996,551	Pool #1H-2524, 4.580%, 08/01/2035	1,990,812
209,879	Series 3013, 0.000%, 08/15/2035 (d)	216,287
2,537,164	Pool #1Q-0160, 5.040%, 09/01/2035	2,541,236
321,269	Series 3167, 0.000%, 06/15/2036 (d)	302,005
3,939,090	Pool #G0-2427, 5.500%, 12/01/2036	3,932,070
94,723	Series 3268, 0.000%, 01/15/2037 (d)	95,894
88,595	Series 3271, 0.000%, 02/15/2037 (d)	96,270
1,431,320	Pool #1N-1582, 5.960%, 05/01/2037	1,451,612
5,970,282	Pool #A6-6092, 6.000%, 09/01/2037 (b)	6,060,375
2,957,188	Pool #1G-2201, 6.130%, 09/01/2037	2,997,791
189,383	Pool #G0-3441, 6.000%, 10/01/2037	192,241
2,902,694	Pool #G0-3600, 7.000%, 11/01/2037	3,017,702
3,800,000	Pool #G0-3698, 6.000%, 12/01/2037	3,857,343
	FHLMC Gold
37,268	Pool #B1-2301, 4.000%, 02/01/2014	36,997
65,468	Pool #B1-2730, 4.000%, 03/01/2014	64,981
59,930	Pool #B1-2772, 4.000%, 03/01/2014	59,476
52,381	Pool #B1-2818, 4.000%, 03/01/2014	52,000
62,187	Pool #B1-2819, 4.000%, 03/01/2014	61,725
55,073	Pool #B1-2883, 4.000%, 03/01/2014	54,669
44,622	Pool #B1-2910, 4.000%, 03/01/2014	44,296
51,640	Pool #B1-2911, 4.000%, 03/01/2014	51,265
216,397	Pool #B1-3066, 4.000%, 03/01/2014	214,787
28,534	Pool #B1-3343, 4.000%, 04/01/2014	28,312
39,029	Pool #B1-3344, 4.000%, 04/01/2014	38,739
51,666	Pool #B1-3360, 4.000%, 04/01/2014	51,273
232,199	Pool #E9-6057, 4.500%, 05/01/2018	228,399
70,555	Pool #E9-6247, 4.500%, 05/01/2018	69,462
74,611	Pool #E9-6248, 4.500%, 05/01/2018	73,455
92,674	Pool #E9-7034, 4.500%, 06/01/2018	91,158
33,357	Pool #E9-9763, 4.500%, 09/01/2018	32,812
31,805	Pool #E9-9764, 4.500%, 09/01/2018	31,284
23,278	Pool #E9-9765, 4.500%, 09/01/2018	22,898
146,473	Pool #E9-9768, 4.500%, 09/01/2018	144,076
73,904	Pool #E9-9769, 4.500%, 09/01/2018	72,695
47,042	Pool #E9-9770, 4.500%, 09/01/2018	46,272
80,655	Pool #B1-0170, 4.500%, 10/01/2018	79,336
93,227	Pool #B1-0207, 4.500%, 10/01/2018	91,701
91,166	Pool #E0-1481, 4.500%, 10/01/2018	89,695
91,935	Pool #B1-0931, 4.500%, 11/01/2018	90,431
182,554	Pool #E0-1489, 4.500%, 11/01/2018	179,594
791,981	Pool #E0-1538, 5.000%, 12/01/2018	794,056
99,914	Pool #B1-1801, 4.500%, 01/01/2019	98,279
98,567	Pool #E0-1602, 4.500%, 03/01/2019	96,951
100,274	Pool #G1-1526, 4.500%, 03/01/2019	98,633
4,945,161	Pool #G1-2251, 4.000%, 06/01/2019 (b)	4,749,067
1,320,994	Pool #G1-1719, 5.000%, 06/01/2020	1,323,604
1,371,289	Pool #G1-1733, 5.000%, 07/01/2020	1,372,849
810,457	Pool #D9-6291, 4.500%, 09/01/2023	783,204
551,770	Pool #C0-1385, 6.500%, 08/01/2032	570,524
199,323	Pool #C7-0562, 6.500%, 09/01/2032	206,097
275,532	Pool #C7-0760, 6.500%, 09/01/2032	284,897
1,955,779	Pool #78-0447, 4.260%, 04/01/2033	1,982,039
3,459,740	Pool #G0-8085, 5.000%, 10/01/2035	3,378,400
744,723	Pool #A3-9756, 5.000%, 11/01/2035	727,214
518,621	Pool #1N-1447, 5.814%, 02/01/2037	527,631
1,128,395	Pool #1N-1463, 6.220%, 05/01/2037	1,146,869
45,587	First Horizon Mortgage Trust
	Series FLT, 4.750%, 12/25/2034	45,385
2,959,188	First Union National Bank Commercial Mortgage
	Series 2000-C2, 7.200%, 10/15/2032	3,123,549
	FNCL
789,398	Pool #928872, 8.000%, 12/01/2037	821,714
43,000,000	Pool #000TBA, 7.000%, 01/01/2038 (g)	44,733,416
	FNMA
2,687,438	Pool #668357, 5.000%, 12/01/2017	2,694,329
153,417	Pool #694900, 4.500%, 04/01/2018	150,998
146,720	Pool #695826, 5.000%, 04/01/2018	147,110
233,916	Pool #254720, 4.500%, 05/01/2018	230,229
91,099	Pool #695854, 4.500%, 05/01/2018	89,663
183,982	Pool #695863, 4.500%, 05/01/2018	181,082
88,273	Pool #695893, 4.500%, 05/01/2018	86,881
373,843	Pool #697602, 4.500%, 05/01/2018	367,949
85,997	Pool #701379, 4.500%, 05/01/2018	84,642
72,587	Pool #702326, 4.500%, 05/01/2018	71,443
188,567	Pool #709817, 4.500%, 05/01/2018	185,594
76,603	Pool #687485, 4.500%, 06/01/2018	75,395
185,332	Pool #689085, 4.500%, 06/01/2018	182,410
1,377,026	Pool #707774, 4.500%, 06/01/2018	1,355,318
180,036	Pool #720307, 4.500%, 06/01/2018	177,198
100,093	Pool #720309, 4.500%, 06/01/2018	98,516
40,514	Pool #720311, 4.500%, 06/01/2018	39,894
41,170	Pool #720312, 4.500%, 06/01/2018	40,521
484,632	Pool #720364, 4.500%, 06/01/2018	476,992
93,315	Pool #720370, 4.500%, 06/01/2018	91,844
96,794	Pool #720373, 4.500%, 06/01/2018	95,268
215,864	Pool #720718, 4.500%, 06/01/2018	212,461
258,116	Pool #721345, 4.500%, 06/01/2018	254,047
87,875	Pool #721346, 4.500%, 06/01/2018	86,490
3,676,070	Pool #555549, 5.000%, 06/01/2018	3,685,835
53,299	Pool #254802, 4.500%, 07/01/2018	52,458
95,156	Pool #720321, 4.500%, 07/01/2018	93,656
156,614	Pool #728746, 4.500%, 07/01/2018	154,145
4,064,421	Pool #734788, 4.000%, 09/01/2018	3,912,875
2,534,092	Pool #254865, 4.500%, 09/01/2018	2,494,144
128,134	Pool #739798, 4.500%, 09/01/2018	126,114
95,260	Pool #747784, 4.500%, 10/01/2018	93,758
122,243	Pool #747967, 4.500%, 11/01/2018	120,316
117,165	Pool #752085, 4.500%, 11/01/2018	115,318
124,706	Pool #755501, 4.500%, 11/01/2018	122,740
113,226	Pool #753656, 4.500%, 12/01/2018	111,441
85,435	Pool #757588, 4.500%, 12/01/2018	84,089
73,119	Pool #757593, 4.500%, 12/01/2018	71,966
89,084	Pool #757596, 4.500%, 12/01/2018	87,680
93,632	Pool #762751, 4.500%, 12/01/2018	92,156
95,123	Pool #725050, 4.500%, 01/01/2019	93,624
131,902	Pool #725277, 4.500%, 03/01/2019	129,823
816,448	Pool #745387, 5.000%, 04/01/2019	818,617
121,636	Pool #735985, 5.000%, 06/01/2019	121,959
62,024	Pool #725608, 4.500%, 07/01/2019	61,022
55,793	Pool #725792, 4.500%, 08/01/2019	54,892
1,475,809	Pool #735439, 6.000%, 09/01/2019	1,512,839
820,200	Pool #745395, 4.500%, 04/01/2020	807,270
1,853,826	Pool #745238, 6.000%, 12/01/2020	1,900,340
94,747	Pool #251925, 6.500%, 07/01/2028	98,219
31,671	Pool #435151, 6.500%, 07/01/2028	32,832
238,823	Pool #433575, 6.500%, 09/01/2028	247,576
332,325	Pool #251985, 6.500%, 10/01/2028	344,505
575,962	Pool #446107, 6.500%, 11/01/2028	597,072
541,885	Pool #452955, 6.500%, 11/01/2028	561,746
321,934	Pool #457553, 6.500%, 01/01/2029	333,733
216,860	Pool #252255, 6.500%, 02/01/2029	224,808
136,463	Pool #252342, 6.500%, 04/01/2029	141,428
499,983	Pool #323632, 6.500%, 04/01/2029	519,217
619,968	Pool #494339, 6.500%, 04/01/2029	642,525
120,991	Pool #252497, 6.500%, 06/01/2029	125,394
68,212	Pool #498092, 6.500%, 06/01/2029	70,694
482,738	Pool #500441, 6.500%, 06/01/2029	500,302
691,073	Pool #501198, 6.500%, 06/01/2029	716,217
241,036	Pool #503223, 6.500%, 07/01/2029	249,806
83,157	Pool #504708, 6.500%, 07/01/2029	86,182
78,188	Pool #535476, 6.500%, 07/01/2029	81,054
1,019,494	Pool #544859, 6.050%, 08/01/2029	1,031,428
65,804	Pool #535506, 6.500%, 08/01/2030	68,198
1,262,604	Pool #786848, 7.000%, 10/01/2031	1,331,950
819,929	Pool #607398, 6.500%, 11/01/2031	848,003
629,559	Series 2004-71, 4.000%, 04/25/2034 (d)(i)	26,956
1,364,365	Pool #782284, 6.000%, 09/01/2034	1,388,442
1,185,109	Pool #791563, 6.000%, 09/01/2034	1,205,272
52,237	Pool #794371, 6.000%, 09/01/2034	53,125
910,411	Pool #802783, 4.220%, 10/01/2034	917,715
298,341	Pool #798711, 6.000%, 10/01/2034	303,417
1,053,020	Pool #802493, 6.000%, 11/01/2034	1,070,935
8,717,035	Pool #735224, 5.500%, 02/01/2035 (b)	8,724,863
3,031,005	Pool #808057, 6.000%, 02/01/2035	3,080,142
1,482,543	Pool #773306, 6.000%, 05/01/2035	1,506,577
92,518	Series 2007-27, 0.000%, 05/25/2035 (d)	99,899
5,025,891	Pool #827741, 5.500%, 06/01/2035 (b)	5,023,612
1,690,766	Pool #829334, 4.611%, 09/01/2035	1,695,670
5,303,726	Pool #820345, 5.000%, 09/01/2035 (b)	5,178,712
12,327,446	Pool #832738, 5.500%, 09/01/2035 (b)	12,321,855
502,864	Pool #836273, 5.500%, 10/01/2035	502,636
145,355	Pool #745000, 6.000%, 10/01/2035	147,711
1,142,078	Pool #836852, 6.891%, 10/01/2035	1,176,427
1,680,012	Pool #836464, 6.913%, 10/01/2035	1,730,605
252,107	Pool #833593, 7.000%, 10/01/2035	263,275
3,462,868	Pool #844158, 5.000%, 11/01/2035	3,381,245
747,197	Pool #843823, 6.877%, 11/01/2035	769,641
125,112	Pool #843997, 6.892%, 11/01/2035	128,875
126,156	Pool #844237, 6.885%, 11/01/2035	129,948
124,464	Pool #844052, 6.898%, 11/01/2035	128,207
128,911	Pool #844148, 6.899%, 11/01/2035	132,788
128,718	Pool #844789, 6.915%, 11/01/2035	132,595
265,439	Pool #848939, 6.500%, 01/01/2036	273,223
76,467	Pool #851639, 6.500%, 01/01/2036	78,623
3,443,618	Pool #745275, 5.000%, 02/01/2036	3,362,448
641,032	Pool #888022, 5.000%, 02/01/2036	625,922
3,348,321	Pool #256219, 5.500%, 04/01/2036	3,312,111
3,762,645	Pool #872236, 7.253%, 05/01/2036	3,827,695
2,986,664	Pool #868993, 7.385%, 05/01/2036	3,042,305
3,710,134	Pool #885961, 7.380%, 07/01/2036	3,777,850
3,905,592	Pool #886376, 7.383%, 08/01/2036	3,979,712
7,672,593	Pool #745875, 6.500%, 09/01/2036	7,888,952
756,960	Pool #897776, 6.500%, 09/01/2036	778,305
34,829	Pool #898131, 7.000%, 09/01/2036	36,241
3,882,681	Pool #886891, 7.252%, 09/01/2036 (b)	3,969,407
87,709	Series 2006-81, 0.000%, 09/25/2036 (d)	84,562
1,428,440	Pool #893681, 6.000%, 10/01/2036	1,451,081
2,901,653	Pool #893923, 6.000%, 10/01/2036	2,947,645
3,766,077	Pool #894005, 6.000%, 10/01/2036	3,825,770
6,720,360	Pool #745932, 6.500%, 11/01/2036	6,909,867
407,156	Pool #905857, 5.680%, 12/01/2036	416,620
643,564	Pool #897505, 6.500%, 12/01/2036	661,712
1,335,763	Pool #907252, 7.000%, 12/01/2036	1,389,940
731,643	Pool #871054, 6.500%, 01/01/2037	752,274
298,893	Pool #888367, 7.000%, 03/01/2037	311,015
262,747	Pool #888369, 7.000%, 03/01/2037	273,404
138,560	Pool #899082, 7.000%, 03/01/2037	144,180
355,332	Pool #917324, 7.000%, 03/01/2037	369,743
331,370	Pool #917560, 6.500%, 04/01/2037	340,715
2,648,939	Pool #256689, 7.000%, 04/01/2037	2,756,376
13,966,730	Pool #888366, 7.000%, 04/01/2037 (b)	14,533,197
824,682	Pool #923834, 7.000%, 04/01/2037	858,130
58,469	Pool #936750, 6.500%, 05/01/2037	60,111
892,923	Pool #919187, 6.500%, 06/01/2037	918,007
327,453	Pool #888593, 7.000%, 06/01/2037	340,734
9,883,141	Pool #941428, 6.000%, 07/01/2037 (b)	10,038,457
2,388,222	Pool #950385, 5.880%, 08/01/2037	2,440,593
999,049	Pool #945069, 6.500%, 08/01/2037	1,027,114
746,216	Pool #949629, 6.500%, 08/01/2037	767,178
31,989	Pool #950302, 7.000%, 08/01/2037	33,406
23,465,041	Pool #888890, 6.500%, 10/01/2037	24,126,732
42,104	Pool #257087, 8.000%, 10/01/2037	44,443
3,831,848	Pool #888892, 7.500%, 11/01/2037	4,011,212
1,800,000	Pool #966611, 6.000%, 12/01/2037	1,828,287
42,027	Pool #959397, 8.000%, 12/01/2037	44,362
48,407	Pool #959538, 8.000%, 12/01/2037	51,097
78,061	Pool #966818, 8.000%, 12/01/2037	82,398
908,202	Pool #888504, 5.484%, 01/01/2049	929,697
3,000,000	GE Capital Commercial Mortgage Corporation
	Series 2005-C4, 5.510%, 11/10/2045	3,015,164
2,500,000	General Motors Acceptance Corporation
	Series 2002-C1, 6.280%, 11/15/2039	2,629,548
	GMAC Mortgage Corporation
487,730	Pool #HE31A1, 7.000%, 09/25/2037	492,074
484,350	Pool #HE32A1, 7.000%, 09/25/2037	488,815
	GMAC Mortgage Corporation Loan Trust
3,066,619	Pool #2004VF, 5.539%, 02/25/2031 (c)	2,806,915
112,993	5.000%, 08/15/2033	111,392
1,455,382	5.000%, 09/15/2033 (b)	1,434,761
238,215	5.000%, 03/15/2034	234,848
370,102	4.750%, 10/20/2034	371,162
148,238	5.000%, 11/15/2034	146,142
467,410	4.500%, 11/20/2034	470,056
1,134,446	4.750%, 11/20/2034 (b)	1,137,661
3,614,601	6.000%, 05/15/2035 (b)	3,703,782
800,000	GS Mortgage Securities Corporation II
	Series 2005-GG4, 4.680%, 07/10/2039	781,239
	Harborview Mortgage Loan Trust
1,445,423	Series 2005-10, 4.996%, 11/19/2035	1,354,087
1,478,231	Series FLT, 5.760%, 12/19/2035	1,446,048
283,764	Series 2005-16, 4.926%, 01/19/2036	268,793
1,569,950	Series 2005-16, 4.936%, 01/19/2036	1,499,962
2,706,365	Series 2006-6, 6.276%, 08/19/2036	2,698,935
1,607,225	IMPAC Secured Assets Corp.
	Series 2005-2, 5.185%, 03/25/2036	1,533,278
	Indymac Mortgage Loan Trust
458,118	Series 2005-AR15, 5.100%, 09/25/2035	435,518
683,758	Series 2005-AR15, 5.500%, 09/25/2035	671,255
1,775,105	Pool #AR71A1, 6.274%, 11/25/2037	1,794,876
2,920,000	JP Morgan Chase Bank
	Series 2007-LDP10, 5.420%, 01/15/2049	2,928,341
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12, 4.900%, 09/12/2037	1,822,492
1,500,000	Series 2005-LDP2, 4.740%, 07/15/2042	1,439,392
1,000,000	Series 2006-CIBC15, 5.810%, 06/12/2043	1,035,636
3,500,000	Series 2006-LDP8, 5.400%, 05/15/2045	3,520,487
	JP Morgan Mortgage Trust
907,747	Series 2007-A1, 4.070%, 07/25/2035	899,458
929,860	Series 2007-A1, 4.200%, 07/25/2035	922,823
877,557	Series 2007-A1, 4.770%, 07/25/2035	875,854
	Lehman Brothers Trust
1,054,867	Series 2005-5N, 5.165%, 11/25/2035	1,006,310
1,257,896	Series 2005-5N, 5.850%, 11/25/2035	1,194,702
	Lehman Brothers-UBS Commercial Mortgage Trust
600,000	Series 2005-C3, 4.660%, 07/15/2030	588,209
520,000	Series 2005-C3, 4.740%, 07/15/2030 (b)	499,443
2,000,000	Series 2006-C1, 5.160%, 02/15/2031	1,980,878
2,500,000	Series 2007-C1, 5.420%, 02/15/2040	2,515,655
2,965,562	Lehman XS Trust
	Series 2007-16N, 5.639%, 09/25/2047	2,853,427
698,428	Luminent Mortgage Trust
	Series 2006-5, 4.979%, 07/25/2036	659,331
1,030,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.659%, 05/12/2039	1,062,365
	MLCC Mortgage Investors, Inc.
971,230	Series 2004-A3, 5.294%, 05/25/2034	948,728
2,710,000	Series 2007-7, 5.750%, 06/12/2050	2,789,534
	Morgan Stanley
770,000	Series 2005-HQ6, 4.990%, 08/13/2042	750,740
910,000	Series 2007-IQ14, 5.500%, 04/15/2049	929,332
2,300,000	Series 2007-TOP25, 5.510%, 11/12/2049	2,331,101
2,000,000	Morgan Stanley Capital I
	Series 2005-HQ7, 5.375%, 11/14/2042	1,990,058
	Residential Accredit Loans, Inc.
3,980,482	Pool #7QH9A1, 6.548%, 11/25/2037	3,940,678
1,429,229	Series 2005-QO4, 5.790%, 12/25/2045	1,343,489
1,776,861	Series 2005-QO5, 3.530%, 01/25/2046	1,708,771
1,586,592	Residential Funding Mortgage
	Series FLT, 5.190%, 09/25/2035	1,575,933
	Structured Adjustable Rate Mortgage Loan
117,318	Series FLT, 4.380%, 05/25/2034	115,840
35,223	Series 5.25000, 5.250%, 09/25/2034	34,828
212,537	Series FLT, 5.450%, 11/25/2034	211,432
3,987,088	Structured Asset Mortgage Investments, Inc.
	Pool #007AR6, 6.363%, 08/25/2047	3,884,296
	Thornburg Mortgage Trust
4,156,838	Series 2006-1, 5.350%, 01/25/2036	4,022,519
2,509,846	Series 2006-3, 4.970%, 06/25/2036	2,496,426
2,635,053	Series 2006-3, 4.975%, 06/25/2036	2,621,132
	Washington Mutual
169,412	Series 2004-AR3, 4.240%, 06/25/2034	167,818
1,289,982	Series 2007-HY4, 5.528%, 09/25/2036	1,298,889
2,215,142	Series 2007-HY2, 5.628%, 12/25/2036	2,225,783
1,340,497	Series 2005-AR13, 5.800%, 10/25/2045	1,260,621
1,382,726	Series 2005-AR15, 5.687%, 11/25/2045	1,298,268
1,668,807	Series 2005-AR15, 5.770%, 11/25/2045	1,576,553
1,444,686	Series 2005-AR17, 5.590%, 12/25/2045	1,368,885
1,117,046	Series 2005-AR19, 5.588%, 12/25/2045	1,046,640
792,632	Series 2006-AR11, 5.940%, 09/25/2046	770,755
863,759	Series 2007-OA2, 5.563%, 03/25/2047	845,019
	Wells Fargo Company
4,545,602	Series 2005-AR6, 5.387%, 04/25/2035	4,334,970
1,334,884	Series 2005-AR16, 4.980%, 10/25/2035	1,334,650
4,009,856	Series 2006-AR2, 5.090%, 03/25/2036	4,007,808
1,483,878	Series 2006-AR10, 5.600%, 07/25/2036	1,491,866
3,749,675	Pool #PA6-A1, 6.665%, 12/28/2037	3,759,971

	Total Mortgage Backed Securities (Cost $471,579,641)	471,802,652

	MUNICIPAL BONDS - 0.31%
2,502,139	Virginia Housing Development Authority
	6.000%, 06/25/2034	2,502,389

	Total Municipal Bonds (Cost $2,460,698)	2,502,389

	SUPRANATIONAL OBLIGATIONS - 0.49%
2,500,000	African Development Bank
	0.500%, 02/27/2014	2,001,962
380,000	European Investment Bank
	4.630%, 03/21/2012	389,491
	GazInvest
1,250,000	6.210%, 11/22/2016 (c)	1,202,375
440,000	6.510%, 03/07/2022 (Acquired 03/01/2007, Cost $440,000) (b)(c)	419,408

	Total Supranational Obligations (Cost $3,905,017)	4,013,236

	U.S. GOVERNMENT AGENCY ISSUES - 8.35%
	FAMC
420,000	4.250%, 07/29/2008	419,730
	FFCB
4,900,000	5.500%, 07/15/2011 (Acquired 07/13/2006, Cost $4,881,527) (c)	5,193,603
7,400,000	5.090%, 01/30/2015 (b)	7,815,658
1,500,000	4.800%, 10/19/2015 (b)	1,554,077
3,600,000	4.875%, 12/16/2015 (b)	3,730,766
3,000,000	5.200%, 11/28/2016 (b)	3,166,281
9,300,000	5.300%, 02/06/2017 (b)	9,877,539
760,000	FHLB
	5.130%, 06/13/2008 (b)	762,103
880,000	FHLMC
	5.630%, 11/23/2035 (b)	903,244
484,463	FHLMC Gold
	Pool #B1-0178, 5.000%, 10/01/2018	485,732
	FNCL
16,600,000	Pool #000TBA, 5.000%, 01/01/2034 (g)	16,197,965
	FNMA
220,000	7.250%, 01/15/2010 (b)	235,897
400,000	Pool #000TBA, 6.000%, 01/01/2019 (g)	409,312
6,800,000	Pool #000TBA, 5.500%, 01/01/2020 (g)	6,888,189
1,400,000	Pool #000TBA, 6.000%, 01/01/2029 (g)	1,421,657
93,928	Series 2007-56, 0.000%, 06/25/2037 (d)	90,817
	GNSF
3,750,000	Pool #000TBA, 6.000%, 01/01/2034 (g)	3,839,648
2,000,000	Pool #000TBA, 6.500%, 01/01/2034 (g)	2,069,999
	Tennessee Valley Authority
830,000	5.980%, 04/01/2036	947,180
2,000,000	5.380%, 04/01/2056	2,137,138

	Total U.S. Government Agency Issues (Cost $66,345,274)	68,146,535

	U.S. TREASURY OBLIGATIONS - 4.17%
	U.S. Treasury Bond - 0.35%
80,000	8.880%, 08/15/2017 (b)	110,100
908,855	2.380%, 01/15/2025 (b)(h)	954,441
399,996	2.000%, 01/15/2026 (h)	398,496
1,067,070	2.380%, 01/15/2027 (h)	1,128,760
230,000	4.750%, 02/15/2037 (b)	240,781
		2,832,578
	U.S. Treasury Note - 3.62%
290,000	3.000%, 02/15/2008 (b)	289,750
700,000	3.380%, 02/15/2008 (b)	699,309
4,470,000	3.750%, 05/15/2008 (b)	4,476,638
420,000	4.630%, 07/31/2009 (b)	429,909
275,703	0.880%, 04/15/2010 (b)(h)	274,863
305,245	2.380%, 04/15/2011 (b)(h)	318,266
9,010,000	4.880%, 05/31/2011 (b)	9,498,513
90,000	4.630%, 10/31/2011 (b)	94,345
170,000	4.500%, 03/31/2012 (b)	177,730
40,000	4.880%, 06/30/2012 (b)	42,438
1,850,000	4.625%, 07/31/2012 (b)	1,943,079
4,070,000	4.125%, 08/31/2012 (b)	4,191,783
1,175,918	2.000%, 01/15/2014 (b)(h)	1,214,963
22,167	2.000%, 07/15/2014 (h)	22,910
32,824	1.630%, 01/15/2015 (h)	32,965
128,891	1.880%, 07/15/2015 (b)(h)	131,418
494,731	2.000%, 01/15/2016 (b)(h)	507,873
424,149	2.500%, 07/15/2016 (h)	452,448
207,198	2.380%, 01/15/2017 (b)(h)	218,707
4,062,361	2.625%, 07/15/2017 (b)(h)	4,384,494
90,000	4.750%, 08/15/2017 (b)	95,084
		29,497,485
	U.S. Treasury Strip - 0.20%
3,640,000	0.000%, 11/15/2024 (b)	1,664,980

	Total U.S. Treasury Obligations (Cost $32,702,055)	33,995,043

	SHORT TERM INVESTMENTS - 9.49%
	Commercial Paper - 0.48%
450,000	Altantic Asset Securitization
	0.000%, 01/15/2008 (e)	448,985
450,000	Amstel Funding Corp.
	0.000%, 01/16/2008 (e)	448,916
450,000	Chariot Funding LLC
	0.000%, 01/16/2008 (e)	448,922
450,000	Clipper Receiveable LLC
	0.000%, 01/17/2008 (e)	448,794
450,000	Falcon Asset Securitization
	0.000%, 01/16/2008 (e)	448,922
450,000	Galleon Capital
	0.000%, 01/17/2008 (e)	448,794
820,000	GazInvest
	7.250%, 10/30/2008	823,936
450,000	Three Pillars
	0.000%, 01/16/2008 (e)	448,912
		3,966,181
	Money Market Funds - 0.27%
2,172,891	Federated Prime Obligations Fund	2,172,891
	Repurchase Agreements - 8.59%
35,400,000	Lehman Brothers Repurchase Agreement 4.150% (e)	35,400,000
34,700,000	UBS Warburg Repurchase Agreement 4.650%	34,700,000
		70,100,000
	U.S. Government Agency Issue - 0.15%
	FNMA
1,205,000	0.000%, 03/17/2008 (f)	1,194,683

	Total Short Term Investments (Cost $77,435,931)	77,433,755
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.03%
	Commercial Paper - 2.23%
$ 4,855,634	Alianz Finance, 5.060%, 01/16/08 (c)	4,797,636
971,127	Kommunalkredit Austria SG, 4.900%, 01/31/08 (c)	959,270
6,797,887	Kommunalkredit Austria SG, 4.871%, 02/07/08	6,712,510
5,826,761	Societe Generale, 4.801%, 02/04/08	5,753,110

	Total Commercial Paper (Cost $18,222,526)	18,222,526

	Corporate Bonds and Notes - 2.19%
7,769,014	American Express, 5.020% 01/16/08	7,769,014
5,826,761	Barclays Bank, 5.150%, 02/12/08	5,826,761
1,942,254	Bayerische Landesbank, 4.956%, 08/23/08	1,942,254
2,330,705	Metlife Global, 4.965%, 04/28/08	2,330,705

	Total Corporate Bonds and Notes (Cost $17,868,734)	17,868,734

	Corporate Paydown Securities - 2.41%
5,953,009	KKR Atlantic Funding, 5.205%, 03/13/08 (k)	5,843,829
6,702,323	KKR Pacific Funding, 5.205%, 03/13/08 (k)	6,593,873
3,771,260	Rams Funding, 5.095%, 02/11/08 (c)	3,771,260
3,439,664	Rams Funding, 5.146%, 02/11/08 (c)	3,439,664

	Total Corporate Paydown Securities (Cost $19,866,256)	19,648,626
Shares
	Mutual Funds - 1.50%
4,688,317	AIM STIT-Liquid Assets Portfolio	4,688,317
7,511,297	Reserve Primary Fund	7,511,297

	Total Mutual Funds (Cost $12,199,614)	12,199,614
Principal Amount
	Principal Cash - 0.04%
$ 281,799	Principal Cash	281,799

	Total Principal Cash (Cost $281,799)	281,799

	Repurchase Agreements - 10.66%
7,769,014	BNP Paribas Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $7,885,513, 6.000%, 12/01/37)	7,769,014
58,267,607	Greenwich Capital Repurchase Agreement, 4.850%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $59,433,301, 0.000%, 01/01/28 to 06/15/37)	58,267,607
7,769,014	ING Financial Repurchase Agreement, 4.600%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $7,921,979, 0.000% to 11.750%, 11/15/08 to 02/15/36)	7,769,014
1,942,254	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $1,972,223, 5.500%, 04/01/36)	1,942,254
3,496,056	Lehman Brothers Repurchase Agreement, 4.7000%, 01/02/08
	(Collateralized by U.S. Government Agency Issues, value $3,549,839, 5.500%, 04/01/36)	3,496,056
7,769,014	Merrill Lynch Repurchase Agreement, 4.700%, 01/02/08
	(Collateralized by non-U.S. Government Agency Issues, value $8,043,841, 4.250% to 8.250%, 01/15/09 to 05/15/37)	7,769,014

	Total Repurchase Agreements (Cost $87,012,959)	87,012,959

	Total Investments Purchased as Securities Lending Collateral (Cost $155,451,888)	155,234,258

	Total Investments (Cost $1,034,986,906) - 127.23%	1,038,114,452
	Liabilities in Excess of Other Assets - (27.23)%	(222,153,637)
	TOTAL NET ASSETS - 100.00%	$815,960,815

Percentages are stated as a percent of net assets.
(a)		Non-income producing.
(b)		All or a portion of this security is on loan.
(c)		Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $69,605,416, which represents 8.53% of total net assets.
(d)		Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund's liquidity guidelines. The market value of these securities total $12,648,648, which represents 1.55% of total net assets.
(e)		Variable Rate Security. The rate shown is the rate in effect on December 31, 2007.
(f)		Assigned as collateral for certain futures and options contracts.
(g)		Security purchased on a when-issued basis. On December 31,2007 the total value of the investments purchased on a when-issued basis was
$75,560,186 or 9.26% of total net assets.
(h)		Represents a U.S. Treasury Inflation Protected Security.
(i)		Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid
(slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2007. The security is illiquid and represents less than 0.1% of net assets.
(j)		Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(k)		As of December 31, 2007 the Adviser has fair valied this security.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$1,034,986,906
	Gross unrealized appreciation	11,978,243
	Gross unrealized depreciation	(8,850,697)
	Net unrealized appreciation	$3,127,546

*		Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Options Written
December 31, 2007
AssetMark Core Plus Fixed Income
(Unaudited)

Contracts						Value
	PUT OPTIONS

76	U.S. Treasury 10 Year Note Future
	Expiration: February, 2008, Exercise Price: $112.00					$57,000
125	U.S. Treasury 10 Year Note Future
	Expiration: February, 2008, Exercise Price: $111.00					355,469
17	U.S. Treasury 10 Year Note Future
	Expiration: February, 2008, Exercise Price: $112.00					36,390
40	U.S. Treasury 10 Year Note Future
	Expiration: February, 2008, Exercise Price: $107.00					1,875
						450,734
	Total Options Written (Premiums received $197,257)					$450,734

Schedule of Open Forward Currency Contracts
December 31, 2007
AssetMark Core Plus Fixed Income Fund
(Unaudited)

	Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
	02/06/08	U.S. Dollars	7,325,147	Brazil Real	13,161,856	(37,123)
	01/23/08	U.S. Dollars	3,291,161	European Monetary Unit	2,243,877	9,380
						$ (27,743)

Schedule of Open Futures Contracts
December 31, 2007
AssetMark Core Plus Fixed Income Fund
(Unaudited)

	Description		Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
	Euro Bond Futures		167	$58,470,994	Jun-08	$ (145,712)
	Euro Bond Futures		143	$24,204,346	Feb-08	(476,366)
	Eurodollar 90 Day Futures		46	$10,998,939	Mar-08	14,037
	Eurodollar 90 Day Futures		23	$5,498,377	Mar-09	57,848
	Eurodollar 90 Day Futures		112	$26,652,266	Jun-08	299,134
	Eurodollar 90 Day Futures		23	$5,493,014	Jun-09	56,311
	Eurodollar 90 Day Futures		92	$22,128,069	Sep-08	69,232
	Eurodollar 90 Day Futures		10	$2,399,325	Sep-09	9,425
	Eurodollar 90 Day Futures		23	$5,501,261	Dec-08	54,954
	Gilt Bond Futures		81	$18,475,448	Mar-08	(5,895)
	U.S. Treasury 2 Year Note Futures		86	$18,055,932	Mar-08	25,556
	U.S. Treasury 5 Year Note Futures		849	$93,279,806	Mar-08	348,975
	U.S. Treasury 10 Year Note Futures		(32)	-$3,675,949	Mar-08	47,450
	U.S. Treasury Long Bond Futures		113	$13,236,919	Mar-08	(86,545)
						$ 268,404

Schedule of Investments
December 31, 2007
AssetMark Fundamental Index Large Company Growth Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 96.17%
	Aerospace & Defense - 4.05%
150	Alliant Techsystems, Inc. (a)	$17,064
4,445	Boeing Co.	388,760
2,226	General Dynamics Corp.	198,092
728	Goodrich Corp.	51,404
4,790	Honeywell International, Inc.	294,920
1,542	KBR, Inc. (a)	59,830
363	L-3 Communications Holdings, Inc.	38,456
2,463	Lockheed Martin Corp.	259,255
124	Precision Castparts Corp.	17,199
538	Rockwell Collins, Inc.	38,720
5,552	United Technologies Corp.	424,950
		1,788,650
	Air Freight & Logistics - 1.84%
638	C.H. Robinson Worldwide, Inc.	34,529
565	Expeditors International Washington, Inc.	25,244
2,568	FedEx Corp.	228,988
7,229	United Parcel Service, Inc.	511,235
655	UTI Worldwide, Inc.	12,838
		812,834
	Auto Components - 0.40%
700	BorgWarner, Inc.	33,887
717	Gentex Corp.	12,741
2,943	Johnson Controls, Inc.	106,066
988	Tenneco Automotive, Inc. (a)	25,757
		178,451
	Automobiles - 0.09%
822	Harley-Davidson, Inc.	38,396
	Beverages - 3.09%
3,182	Anheuser-Busch Companies, Inc.	166,546
230	Brown-Forman Corp. - Class B	17,045
10,455	The Coca-Cola Company	641,623
1,071	Constellation Brands, Inc. - Class A (a)	25,319
6,773	PepsiCo, Inc.	514,071
		1,364,604
	Biotechnology - 0.68%
2,382	Amgen, Inc. (a)	110,620
671	Biogen Idec, Inc. (a)	38,193
195	Charles River Laboratories International, Inc. (a)	12,831
1,085	Genentech, Inc. (a)	72,771
930	Gilead Sciences, Inc. (a)	42,789
233	Invitrogen Corp. (a)	21,765
		298,969
	Building Products - 0.18%
1,673	Trane, Inc.	78,146
	Capital Markets - 2.25%
1,812	Ameriprise Financial, Inc.	99,859
98	BlackRock, Inc.	21,246
3,089	The Charles Schwab Corp.	78,924
15,834	E*Trade Financial Corp. (a)	56,211
286	Eaton Vance Corp.	12,987
419	Federated Investors, Inc.	17,246
868	Franklin Resources, Inc.	99,325
854	Goldman Sachs Group, Inc.	183,653
665	Janus Capital Group, Inc.	21,845
322	Lazard Ltd.	13,099
605	Legg Mason, Inc.	44,256
955	Northern Trust Corp.	73,134
646	Raymond James Financial, Inc.	21,098
1,443	State Street Corp.	117,172
501	T. Rowe Price Group, Inc.	30,501
4,522	TD Ameritrade Holding Corp. (a)	90,711
352	Waddell & Reed Financial, Inc.	12,704
		993,971
	Chemicals - 2.72%
681	Air Products & Chemicals, Inc.	67,167
409	Albemarle Corp.	16,871
820	Celanese Corp.	34,702
349	Cytec Industries, Inc.	21,492
9,148	E.I. du Pont de Nemours & Co.	403,335
910	Ecolab, Inc.	46,601
391	FMC Corp.	21,329
891	Hercules, Inc.	17,241
536	International Flavors & Fragrances, Inc.	25,798
625	Lubrizol Corp.	33,850
858	Monsanto Co.	95,830
546	Mosaic Co. (a)	51,510
917	Nalco Holding Company	22,173
1,775	PPG Industries, Inc.	124,658
714	Praxair, Inc.	63,339
1,918	Rohm & Haas Co.	101,788
232	Sigma-Aldrich Corp.	12,667
306	Terra Industries, Inc. (a)	14,615
1,063	Valhi, Inc.	16,944
567	Valspar Corp.	12,780
		1,204,690
	Commercial Banks - 1.65%
426	Bank of Hawaii Corp.	21,786
418	BOK Financial Corp.	21,611
363	Chittenden Corp.	12,930
437	City National Corp.	26,023
1,012	Commerce Bancorp, Inc.	38,598
428	Cullen/Frost Bankers, Inc.	21,682
424	First Midwest Bancorp, Inc.	12,974
1,111	M&T Bank Corp.	90,624
3,082	Synovus Financial Corp.	74,215
12,470	U.S. Bancorp	395,798
288	Westamerica Bancorporation	12,830
		729,071
	Commercial Services & Supplies - 1.50%
805	ACCO Brands Corp. (a)	12,912
367	Apollo Group, Inc. (a)	25,745
808	Avery Dennison Corp.	42,937
287	The Brink's Co.	17,145
858	Career Education Corp. (a)	21,570
489	Cenveo, Inc. (a)	8,543
630	Cintas Corp.	21,181
145	Dun & Bradstreet Corp.	12,851
357	Equifax, Inc.	12,981
3,575	H&R Block, Inc.	66,388
421	Herman Miller, Inc.	13,636
363	HNI Corp.	12,727
1,278	Manpower, Inc.	72,718
522	Monster Worldwide, Inc. (a)	16,913
2,354	Pitney Bowes, Inc.	89,546
1,220	Republic Services, Inc.	38,247
945	Robert Half International, Inc.	25,553
651	United Stationers, Inc. (a)	30,083
3,763	Waste Management, Inc.	122,937
		664,613
	Communications Equipment - 1.81%
287	Belden CDT, Inc.	12,772
9,230	Cisco Systems, Inc. (a)	249,856
0	CommScope, Inc. (a)	13
2,504	Corning, Inc.	60,071
206	Harris Corp.	12,912
1,652	Juniper Networks, Inc. (a)	54,846
20,128	Motorola, Inc.	322,853
1,743	QUALCOMM, Inc.	68,587
2,573	Tellabs, Inc. (a)	16,828
		798,738
	Computers & Peripherals - 5.62%
705	Apple, Inc. (a)	139,646
13,652	Dell, Inc. (a)	334,611
895	Diebold, Inc.	25,937
5,378	EMC Corp. (a)	99,654
13,851	Hewlett-Packard Co.	699,199
8,067	International Business Machines Corp.	872,043
1,334	Lexmark International, Inc. (a)	46,503
1,893	NCR Corp. (a)	47,514
1,191	Network Appliance, Inc. (a)	29,727
514	SanDisk Corp. (a)	17,049
3,335	Seagate Technology	85,043
3,314	Sun Microsystems, Inc. (a)	60,083
863	Western Digital Corp. (a)	26,071
		2,483,080
	Construction & Engineering - 0.49%
599	AECOM Technology Corp. (a)	17,113
413	Fluor Corp.	60,182
110	Foster Wheeler Ltd. (a)	17,052
476	Granite Construction, Inc.	17,222
397	Jacobs Engineering Group, Inc. (a)	37,957
490	Quanta Services, Inc. (a)	12,858
427	The Shaw Group Inc. (a)	25,808
550	URS Corp. (a)	29,882
		218,074
	Construction Materials - 0.12%
129	Martin Marietta Materials, Inc.	17,105
445	Vulcan Materials Co.	35,195
		52,300
	Consumer Finance - 0.56%
4,240	American Express Co.	220,565
1,316	SLM Corp.	26,504
		247,069
	Containers & Packaging - 0.53%
476	Ball Corp.	21,420
1,821	Crown Holdings, Inc. (a)	46,709
256	Greif, Inc.	16,735
862	Owens-Illinois, Inc. (a)	42,669
1,300	Pactiv Corp. (a)	34,619
1,487	Sealed Air Corp.	34,409
1,726	Temple-Inland, Inc.	35,987
		232,548
	Distributors - 0.19%
1,832	Genuine Parts Co.	84,822
	Diversified Financial Services - 0.14%
18	CME Group, Inc.	12,348
841	Moody's Corp.	30,023
249	NYSE Euronext	21,855
		64,226
	Electric Utilities - 1.62%
402	Allegheny Energy, Inc. (a)	25,571
1,152	DPL, Inc.	34,157
3,959	Exelon Corp.	323,213
3,286	FirstEnergy Corp.	237,709
1,810	PPL Corp.	94,283
		714,933
	Electrical Equipment - 0.82%
382	Acuity Brands, Inc.	17,190
1,126	Cooper Industries Ltd.	59,543
3,110	Emerson Electric Co.	176,213
173	General Cable Corp. (a)	12,677
409	Hubbell, Inc.	21,104
865	Rockwell Automation, Inc.	59,650
344	Thomas & Betts Corp. (a)	16,870
		363,247
	Electronic Equipment & Instruments - 0.25%
1,149	Agilent Technologies, Inc. (a)	42,214
207	Anixter International, Inc. (a)	12,890
1,288	AVX Corp.	17,285
149	Mettler Toledo International, Inc. (a)	16,956
786	Molex, Inc.	21,458
		110,803
	Energy Equipment & Services - 1.50%
835	Baker Hughes, Inc.	67,719
896	BJ Services Co.	21,737
624	Cameron International Corp. (a)	30,033
156	Diamond Offshore Drilling	22,152
326	Dresser-Rand Group, Inc. (a)	12,730
287	ENSCO International, Inc.	17,111
453	FMC Technologies, Inc. (a)	25,685
586	Global Industries Ltd. (a)	12,552
4,331	Halliburton Co.	164,188
419	Helix Energy Solutions Group, Inc. (a)	17,388
524	National-Oilwell, Inc. (a)	38,493
311	Noble Corp.	17,575
400	Pride International, Inc. (a)	13,560
328	Rowan Companies, Inc.	12,943
940	Schlumberger Ltd.	92,468
235	Smith International, Inc.	17,355
230	Tidewater, Inc.	12,618
220	Transocean Inc. (a)	31,493
502	Weatherford International Ltd. (a)	34,437
		662,237
	Food & Staples Retailing - 0.97%
5,971	Sysco Corp.	186,355
426	United Natural Foods, Inc. (a)	13,513
5,470	Walgreen Co.	208,298
518	Whole Foods Market, Inc.	21,134
		429,300
	Food Products - 3.37%
3,620	Archer-Daniels-Midland Co.	168,077
2,762	Campbell Soup Co.	98,686
6,835	ConAgra Foods, Inc.	162,605
344	Corn Products International, Inc.	12,642
1,499	General Mills, Inc.	85,443
1,748	Hershey Foods Corp.	68,871
2,759	HJ Heinz Co.	128,790
731	Hormel Foods Corp.	29,591
2,606	Kellogg Co.	136,633
12,169	Kraft Foods, Inc.	397,075
564	McCormick & Co, Inc.	21,381
7,969	Sara Lee Corp.	127,982
879	Wm. Wrigley Jr. Co.	51,465
		1,489,241
	Gas Utilities - 0.15%
199	Energen Corp.	12,782
561	Equitable Resources, Inc.	29,890
474	Questar Corp.	25,643
		68,315
	Health Care Equipment & Supplies - 1.49%
2,719	Baxter International, Inc.	157,838
238	Beckman Coulter, Inc.	17,326
660	Becton, Dickinson & Co.	55,163
4,046	Boston Scientific Corp. (a)	47,055
337	C.R. Bard, Inc.	31,948
287	Dentsply International, Inc.	12,921
280	Edwards Lifesciences Corp. (a)	12,877
534	Hillenbrand Industries, Inc.	29,760
796	Hospira, Inc. (a)	33,941
238	Kinetic Concepts, Inc. (a)	12,747
2,231	Medtronic, Inc.	112,152
232	Respironics, Inc. (a)	15,191
734	St. Jude Medical, Inc. (a)	29,830
512	Stryker Corp.	38,257
326	Varian Medical Systems, Inc. (a)	17,004
519	Zimmer Holdings, Inc. (a)	34,332
		658,342
	Health Care Providers & Services - 2.92%
2,161	Aetna, Inc.	124,754
2,369	Cigna Corp.	127,286
1,012	Coventry Health Care, Inc. (a)	59,961
384	DaVita, Inc. (a)	21,638
1,251	Express Scripts, Inc. (a)	91,323
1,509	Health Net, Inc. (a)	72,885
416	Henry Schein, Inc. (a)	25,542
342	Laboratory Corp Of America Holdings (a)	25,831
365	Lincare Holdings, Inc. (a)	12,833
2,354	Medco Health Solutions, Inc. (a)	238,696
508	Patterson Companies, Inc. (a)	17,247
570	Quest Diagnostics	30,153
1,533	Service Corp. International	21,539
306	Sierra Health Services, Inc. (a)	12,840
10,184	Tenet Healthcare Corp. (a)	51,735
5,548	UnitedHealth Group, Inc.	322,894
330	Universal Health Services, Inc.	16,896
408	WellCare Health Plans, Inc. (a)	17,303
		1,291,356
	Health Care Technology - 0.04%
756	IMS Health, Inc.	17,418
	Hotels, Restaurants & Leisure - 1.45%
504	Boyd Gaming Corp.	17,171
901	Burger King Holdings, Inc.	25,687
1,405	Darden Restaurants, Inc.	38,933
781	International Game Technology	34,309
657	Jack in the Box, Inc. (a)	16,931
2,148	Marriott International, Inc. - Class A	73,419
3,405	McDonald's Corp.	200,589
561	MGM Mirage (a)	47,135
1,498	Starbucks Corp. (a)	30,664
1,293	Starwood Hotels & Resorts Worldwide, Inc.	56,931
828	Wendy's International, Inc.	21,396
2,013	Yum! Brands, Inc.	77,037
		640,202
	Household Durables - 0.58%
682	The Black & Decker Corp.	47,501
821	Brookfield Homes Corp.	12,972
650	Fortune Brands, Inc.	47,034
292	Harman International Industries, Inc.	21,524
3,157	Newell Rubbermaid, Inc.	81,703
358	Snap-On, Inc.	17,270
623	The Stanley Works	30,203
		258,207
	Household Products - 2.38%
1,052	Clorox Co.	68,559
2,081	Colgate-Palmolive Co.	162,235
229	Energizer Holdings, Inc. (a)	25,678
3,514	Kimberly-Clark Corp.	243,660
7,491	Procter & Gamble Co.	549,989
		1,050,121
	Independent Power Producers & Energy Traders - 0.48%
1,258	Constellation Energy Group, Inc.	128,983
2,369	Dynegy Inc. (a)	16,914
1,660	Mirant Corp. (a)	64,707
		210,604
	Industrial Conglomerates - 3.45%
4,509	3M Co.	380,199
340	Carlisle Companies, Inc.	12,590
26,674	General Electric Co.	988,805
290	McDermott International, Inc. (a)	17,119
420	Teleflex, Inc.	26,464
1,392	Textron, Inc.	99,250
		1,524,427
	Insurance - 1.38%
2,155	AON Corp.	102,772
1,066	Arthur J. Gallagher & Co.	25,787
415	Erie Indemnity Co.	21,534
656	Loews Corp. - Carolina Group	55,957
4,018	Loews Corp.	202,266
4,581	Marsh & McLennan Companies, Inc.	121,259
234	ProAssurance Corp. (a)	12,851
101	White Mountains Insurance Group Ltd.	51,919
390	Zenith National Insurance Corp.	17,445
		611,790
	Internet & Catalog Retail - 0.30%
510	Amazon.com, Inc. (a)	47,246
2,552	eBay, Inc. (a)	84,701
		131,947
	Internet Software & Services - 0.28%
73	Google, Inc. (a)	50,478
455	VeriSign, Inc. (a)	17,113
2,390	Yahoo!, Inc. (a)	55,591
		123,182
	IT Services - 1.32%
2,806	Accenture Ltd.	101,100
579	Affiliated Computer Services, Inc. (a)	26,113
175	Alliance Data Systems Corp. (a)	13,123
3,086	Automatic Data Processing, Inc.	137,420
959	Broadridge Financial Solutions, Inc.	21,510
155	DST Systems, Inc. (a)	12,795
410	Fidelity National Information Services, Inc.	17,052
852	Fiserv, Inc. (a)	47,278
673	Hewitt Associates, Inc. (a)	25,769
465	Iron Mountain, Inc. (a)	17,214
143	Mastercard, Inc.	30,774
1,649	Paychex, Inc.	59,727
794	Total System Services, Inc.	22,232
1,620	Western Union Co.	39,334
364	Wright Express Corp. (a)	12,918
		584,359
	Leisure Equipment & Products - 0.26%
1,164	Hasbro, Inc.	29,775
3,864	Mattel, Inc.	73,570
267	Polaris Industries, Inc.	12,755
		116,100
	Life Science Tools & Services - 0.16%
631	Applera Corp. - Applied Biosystems Group	21,403
148	Covance, Inc. (a)	12,820
370	Thermo Electron Corp. (a)	21,342
218	Waters Corp. (a)	17,237
		72,802
	Life Sciences Tools & Services - 0.05%
824	PerkinElmer, Inc.	21,440
	Machinery - 2.76%
2,946	Caterpillar, Inc.	213,762
394	Crane Co.	16,902
526	Cummins, Inc.	66,997
390	Danaher Corp.	34,219
858	Deere & Co.	79,897
279	Donaldson Company, Inc.	12,940
927	Dover Corp.	42,725
1,026	Eaton Corp.	99,471
263	Flowserve Corp.	25,301
330	Harsco Corp.	21,143
1,675	Illinois Tool Works, Inc.	89,679
2,316	Ingersoll-Rand Co.	107,624
916	ITT Industries, Inc.	60,493
268	Joy Global, Inc.	17,640
334	Kennametal, Inc.	12,645
353	Manitowoc Co.	17,237
270	Oshkosh Truck Corp.	12,760
2,004	Paccar, Inc.	109,178
424	Pall Corp.	17,096
622	Parker Hannifin Corp.	46,843
491	Pentair, Inc.	17,092
417	SPX Corp.	42,888
673	Terex Corp. (a)	44,129
239	Toro Co.	13,011
		1,221,672
	Marine - 0.03%
244	Alexander & Baldwin, Inc.	12,605
	Media - 3.10%
2,007	Clear Channel Communications, Inc.	69,282
623	Clear Channel Outdoor Holdings, Inc. (a)	17,232
20,152	Comcast Corp. (a)	367,975
4,975	DIRECTV Group, Inc. (a)	115,022
860	Discovery Holding Co. (a)	21,620
486	The E.W. Scripps Company	21,875
1,518	EchoStar Communications Corp. (a)	57,259
446	Getty Images, Inc. (a)	12,934
3,149	Interpublic Group of Companies, Inc. (a)	25,538
993	Liberty Global, Inc. (a)	38,916
2,260	McGraw-Hill Companies, Inc.	99,011
12,977	News Corp.	265,899
2,258	Omnicom Group, Inc.	107,323
2,163	Viacom, Inc. (a)	94,999
3,534	Warner Music Group Corp.	21,416
42	The Washington Post Company - Class B	33,240
		1,369,541
	Metals & Mining - 0.68%
473	AK Steel Holding Corp. (a)	21,872
344	Allegheny Technologies, Inc.	29,722
172	Carpenter Technology	12,929
125	Cleveland-Cliffs, Inc.	12,600
725	Commercial Metals Co.	21,351
373	Consol Energy, Inc.	26,677
1,143	Newmont Mining Corp.	55,813
422	Peabody Energy Corp.	26,012
896	Southern Copper Corp.	94,196
		301,172
	Multiline Retail - 1.44%
1,913	Big Lots, Inc. (a)	30,589
660	Dollar Tree Stores, Inc. (a)	17,107
2,043	Family Dollar Stores, Inc.	39,287
2,954	J.C. Penney Co., Inc.	129,947
2,098	Kohl's Corp. (a)	96,088
1,522	Nordstrom, Inc.	55,903
5,353	Target Corp.	267,650
		636,571
	Multi-Utilities - 0.74%
4,777	The AES Corp. (a)	102,180
498	NRG Energy, Inc. (a)	21,583
2,065	Public Service Enterprise Group, Inc.	202,866
		326,629
	Office Electronics - 0.25%
6,861	Xerox Corp. (a)	111,080
	Oil & Gas - 8.44%
521	EOG Resources, Inc.	46,499
34,576	Exxon Mobil Corp.	3,239,426
416	Foundation Coal Holdings, Inc.	21,840
524	Frontier Oil Corp.	21,264
343	Holly Corp.	17,455
680	Murphy Oil Corp.	57,691
704	Pioneer Natural Resources Co.	34,383
313	Plains Exploration & Production Co. (a)	16,902
4,149	Spectra Energy Corp.	107,127
707	Western Refining, Inc.	17,117
3,443	Williams Companies, Inc.	123,191
572	XTO Energy, Inc.	29,378
		3,732,273
	Paper & Forest Products - 0.54%
7,418	International Paper Co.	240,195
	Personal Products - 0.47%
1,052	Alberto-Culver Co.	25,816
2,263	Avon Products, Inc.	89,456
1,180	The Estee Lauder Cos., Inc.	51,460
325	Herbalife Ltd. (a)	13,091
622	NBTY, Inc. (a)	17,043
785	Nu Skin Enterprises, Inc.	12,898
		209,764
	Pharmaceuticals - 7.46%
3,314	Abbott Laboratories	186,081
627	Alpharma, Inc. (a)	12,634
19,360	Bristol-Myers Squibb Co.	513,427
7,657	Eli Lilly & Co.	408,807
645	Endo Pharmaceuticals Holdings Inc. (a)	17,202
931	Forest Laboratories, Inc. (a)	33,935
396	Genzyme Corp. (a)	29,478
11,518	Johnson & Johnson	768,251
13,732	Merck & Co., Inc.	797,967
3,680	Schering Plough Corp.	98,035
1,095	Valeant Pharmaceuticals International (a)	13,107
9,468	Wyeth	418,391
		3,297,315
	Real Estate - 0.07%
181	Jones Lang LaSalle, Inc.	12,880
364	Rayonier, Inc.	17,195
		30,075
	Real Estate Management & Development - 0.03%
544	Forestar Real Estate Group Inc. (a)	12,833
	Road & Rail - 1.83%
2,381	Burlington Northern Santa Fe Corp.	198,171
2,921	CSX Corp.	128,465
4,698	Hertz Global Holdings, Inc. (a)	74,651
463	JB Hunt Transport Services, Inc.	12,756
375	Kansas City Southern (a)	12,874
305	Landstar System, Inc.	12,856
2,891	Norfolk Southern Corp.	145,822
1,789	Union Pacific Corp.	224,734
		810,329
	Semiconductor & Semiconductor Equipment - 2.57%
1,116	Altera Corp.	21,561
1,092	Analog Devices, Inc.	34,617
5,308	Applied Materials, Inc.	94,270
1,645	Broadcom Corp. (a)	43,000
1,196	Fairchild Semiconductor International, Inc. (a)	17,258
19,173	Intel Corp.	511,152
382	International Rectifier Corp. (a)	12,977
708	KLA-Tencor Corp.	34,097
395	Lam Research Corp. (a)	17,076
807	Linear Technology Corp.	25,687
3,278	LSI Logic Corp. (a)	17,406
923	Marvell Technology Group Ltd. (a)	12,904
995	Maxim Integrated Products, Inc.	26,348
242	MEMC Electronic Materials, Inc. (a)	21,415
546	Microchip Technology, Inc.	17,155
1,138	National Semiconductor Corp.	25,764
495	NVIDIA Corp. (a)	16,840
1,939	ON Semiconductor Corp. (a)	17,218
1,644	Teradyne, Inc. (a)	16,999
3,990	Texas Instruments, Inc.	133,266
983	Xilinx, Inc.	21,498
		1,138,508
	Software - 4.06%
302	Adobe Systems, Inc. (a)	12,904
1,014	Amdocs Ltd. (a)	34,953
343	Autodesk, Inc. (a)	17,068
1,086	BEA Systems, Inc. (a)	17,137
474	BMC Software, Inc. (a)	16,893
1,867	CA, Inc.	46,582
1,265	Cadence Design Systems, Inc. (a)	21,518
341	Citrix Systems, Inc. (a)	12,961
1,953	Compuware Corp. (a)	17,343
957	Electronic Arts, Inc. (a)	55,898
1,084	Intuit, Inc. (a)	34,265
460	McAfee, Inc. (a)	17,250
32,469	Microsoft Corp.	1,155,896
13,647	Oracle Corp. (a)	308,149
495	Sybase, Inc. (a)	12,915
499	Synopsys, Inc. (a)	12,939
		1,794,671
	Specialty Retail - 3.47%
215	Abercrombie & Fitch Co. - Class A	17,194
678	Advance Auto Parts	25,757
629	American Eagle Outfitters	13,064
853	AnnTaylor Stores Corp. (a)	21,803
471	AutoZone, Inc. (a)	56,478
1,480	Bed Bath & Beyond, Inc. (a)	43,497
3,463	Best Buy Co., Inc.	182,327
666	CarMax, Inc. (a)	13,154
623	Dick's Sporting Goods, Inc. (a)	17,294
415	GameStop Corp. - Class A (a)	25,776
6,257	The Gap Inc.	133,149
12,443	Home Depot, Inc.	335,214
4,152	Limited Brands, Inc.	78,597
7,040	Lowe's Companies, Inc.	159,245
470	Men's Wearhouse, Inc.	12,681
398	O'Reilly Automotive, Inc. (a)	12,907
914	Pacific Sunwear Of California, Inc. (a)	12,897
724	Petsmart, Inc.	17,036
1,190	Ross Stores, Inc.	30,428
1,360	Sally Beauty Holdings, Inc. (a)	12,308
1,047	The Sherwin-Williams Co.	60,768
4,678	Staples, Inc.	107,921
373	Tiffany & Co.	17,169
3,625	The TJX Companies, Inc.	104,146
829	Williams-Sonoma, Inc.	21,471
		1,532,281
	Textiles, Apparel & Luxury Goods - 0.71%
566	Coach, Inc. (a)	17,308
202	Fossil, Inc. (a)	8,480
774	Hanesbrands, Inc. (a)	21,030
2,481	Nike, Inc.	159,379
345	Phillips-Van Heusen	12,717
418	Polo Ralph Lauren Corp.	25,828
943	Timberland Co. (a)	17,049
736	VF Corp.	50,534
		312,325
	Thrifts & Mortgage Finance - 0.02%
544	Guaranty Financial Group, Inc. (a)	8,704
	Tobacco - 4.11%
21,342	Altria Group, Inc.	1,613,028
1,687	Reynolds American, Inc.	111,275
1,419	UST, Inc.	77,761
640	Vector Group Ltd.	12,838
		1,814,902
	Trading Companies & Distributors - 0.12%
584	W.W. Grainger, Inc.	51,112
	Wireless Telecommunication Services - 0.14%
305	American Tower Corp. - Class A (a)	12,993
361	NII Holdings, Inc. (a)	17,443
360	United States Cellular Corp. (a)	30,276
		60,712

	Total Common Stocks (Cost $42,095,118)	42,508,894

	REAL ESTATE INVESTMENT TRUSTS - 0.95%
	Real Estate Investment Trusts - 0.95%
232	AvalonBay Communities, Inc.	21,840
519	Boston Properties, Inc.	47,649
363	Camden Property Trust	17,478
800	Developers Diversified Realty Corp.	30,632
495	Duke Realty Corp.	12,910
828	Equity Residential	30,197
368	First Industrial Realty Trust, Inc.	12,733
531	General Growth Properties, Inc.	21,867
245	Kilroy Realty Corp.	13,465
359	Kimco Realty Corp.	13,068
653	Plum Creek Timber Co., Inc.	30,064
419	ProLogis	26,556
294	Public Storage, Inc.	21,583
541	Regency Centers Corp.	34,889
494	Simon Property Group, Inc.	42,909
499	Vornado Realty Trust	43,887
		421,727

	Total Real Estate Investment Trusts (Cost $458,316)	421,727

	SHORT TERM INVESTMENTS - 3.21%
	Money Market Funds - 3.21%
1,419,340	Federated Prime Obligations Fund	1,419,340

	Total Short Term Investments (Cost $1,419,339)	1,419,340

	Total Investments (Cost $43,972,773) - 100.33%	44,349,961
	Liabilities in Excess of Other Assets - (0.33)%	-145,515
	TOTAL NET ASSETS - 100.00%	$44,204,446

Percentages are stated as a percent of net assets.
(a)	Non-income producing.

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$43,972,773
	Gross unrealized appreciation	1,927,540
	Gross unrealized depreciation	(1,550,352)
	Net unrealized appreciation	$377,188

	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Open Futures Contracts
December 31, 2007
AssetMark Fundamental Index Large Company Growth Fund

	Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
	S&P 500 Mini Futures	7	524,718	Mar-08	$ (7,598)

Schedule of Investments
December 31, 2007
AssetMark Fundamental Index Large Company Value Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 96.47%
	Aerospace & Defense - 1.10%
2,785	Northrop Grumman Corp.	$219,012
2,667	Raytheon Co.	161,887
		380,899
	Air Freight & Logistics - 0.10%
187	Atlas Air Worldwide Holdings, Inc. (a)	10,139
496	Ryder System, Inc.	23,317
		33,456
	Airlines - 0.68%
400	Alaska Air Group, Inc. (a)	10,004
3,102	AMR Corp. (a)	43,521
1,227	Continental Airlines, Inc. (a)	27,301
4,018	ExpressJet Holdings, Inc. (a)	9,964
4,929	Southwest Airlines Co.	60,134
1,262	UAL Corp. (a)	45,003
2,503	US Airways Group, Inc. (a)	36,819
		232,746
	Auto Components - 0.87%
538	American Axle & Manufacturing Holdings, Inc.	10,018
2,588	ArvinMeritor, Inc.	30,357
561	Autoliv, Inc.	29,570
602	Cooper Tire & Rubber Co.	9,981
1,760	Exide Technologies (a)	14,080
1,527	Goodyear Tire & Rubber Co. (a)	43,092
2,176	Lear Corp. (a)	60,188
590	Modine Manufacturing Co.	9,741
3,345	TRW Automotive Holdings Corp. (a)	69,911
5,401	Visteon Corp. (a)	23,710
		300,648
	Automobiles - 2.06%
44,985	Ford Motor Co. (a)	302,749
16,017	General Motors Corp.	398,663
263	Thor Industries, Inc.	9,997
		711,409
	Beverages - 0.63%
4,071	Coca-Cola Enterprises, Inc.	105,968
642	Molson Coors Brewing Co.	33,140
1,688	Pepsi Bottling Group, Inc.	66,609
391	PepsiAmericas, Inc.	13,028
		218,745
	Building Products - 0.62%
661	Armstrong World Industries, Inc. (a)	26,513
450	Lennox International, Inc.	18,639
3,561	Masco Corp.	76,953
2,860	Owens Corning (a)	57,829
927	USG Corp. (a)	33,178
		213,112
	Capital Markets - 1.54%
792	Allied Capital Corp.	17,028
302	American Capital Strategies Ltd.	9,954
3,314	The Bank Of New York Mellon Corp.	161,590
460	The Bear Stearns Companies Inc.	40,595
829	Lehman Brothers Holdings, Inc.	54,250
1,897	Merrill Lynch & Co., Inc.	101,831
2,579	Morgan Stanley	136,971
218	Piper Jaffray Cos. (a)	10,098
		532,317
	Chemicals - 1.97%
1,277	Ashland, Inc.	60,568
395	Cabot Corp.	13,169
2,589	Chemtura Corp.	20,194
9,690	The Dow Chemical Co.	381,980
872	Eastman Chemical Co.	53,271
344	GenTek, Inc. (a)	10,069
2,509	Huntsman Corp.	64,481
856	Olin Corp.	16,547
297	Rockwood Holdings, Inc. (a)	9,866
986	RPM International, Inc.	20,016
267	The Scotts Co.	9,991
516	Westlake Chemical Corp.	9,799
386	WR Grace & Co. (a)	10,105
		680,056
	Commercial Banks - 13.56%
735	Associated Banc-Corp	19,911
573	BancorpSouth, Inc.	13,529
42,453	Bank of America Corp.	1,751,611
4,094	BB&T Corp.	125,563
695	Citizens Banking Corp.	10,084
1,766	The Colonial BancGroup, Inc.	23,912
1,972	Comerica, Inc.	85,841
450	Commerce Bancshares, Inc.	20,187
6,899	Fifth Third Bancorp	173,372
1,363	First Bancorp Puerto Rico	9,936
68	First Citizens BancShares, Inc.	9,918
936	First Commonwealth Financial Corp.	9,968
2,591	First Horizon National Corp.	47,027
832	FirstMerit Corp.	16,648
1,835	Fulton Financial Corp.	20,589
3,182	Huntington Bancshares, Inc.	46,966
3,277	KeyCorp	76,846
1,524	Marshall & Ilsley Corp New	40,356
8,118	National City Corp.	133,622
677	Old National Bancorp	10,128
153	Park National Corp.	9,869
2,346	PNC Financial Services Group	154,015
2,578	Popular, Inc.	27,327
7,239	Regions Financial Corp.	171,202
859	The South Financial Group, Inc.	13,426
3,252	SunTrust Banks, Inc.	203,217
544	Susquehanna Bancshares, Inc.	10,031
937	TCF Financial Corp.	16,800
526	Trustmark Corp.	13,339
1,298	UnionBanCal Corp.	63,485
356	United Bankshares, Inc.	9,975
528	Valley National Bancorp	10,064
10,605	W Holding Co., Inc.	12,832
11,794	Wachovia Corp.	448,526
26,154	Wells Fargo & Co.	789,589
518	Whitney Holding Corp.	13,546
478	Wilmington Trust Corp.	16,826
1,016	Zions Bancorporation	47,437
		4,677,520
	Commercial Services & Supplies - 0.93%
484	ABM Industries, Inc.	9,869
3,653	Allied Waste Industries, Inc. (a)	40,256
2,653	Avis Budget Group (a)	34,489
305	Deluxe Corp.	10,032
1,261	IKON Office Solutions, Inc.	16,418
867	Kelly Services, Inc.	16,178
564	PHH Corp. (a)	9,949
1,246	RR Donnelley & Sons Co.	47,024
2,211	SAIC, Inc. (a)	44,485
1,369	Spherion Corp. (a)	9,966
1,261	Steelcase, Inc.	20,012
2,030	United Rentals, Inc. (a)	37,271
318	Viad Corp.	10,043
743	Volt Information Sciences, Inc. (a)	13,567
		319,559
	Computers & Peripherals - 0.06%
473	Imation Corp.	9,933
1,724	Palm, Inc.	10,930
		20,863
	Construction & Engineering - 0.06%
819	EMCOR Group, Inc. (a)	19,353
	Consumer Finance - 0.52%
2,157	Capital One Financial Corp.	101,940
5,155	Discover Financial Services	77,737
		179,677
	Containers & Packaging - 0.27%
623	Bemis Co.	17,058
590	Packaging Corp. of America	16,638
3,135	Smurfit-Stone Container Corp. (a)	33,106
812	Sonoco Products Co.	26,536
		93,338
	Distributors - 0.05%
603	Core-Mark Holding Co., Inc. (a)	17,318
	Diversified Financial Services - 5.78%
716	CIT Group, Inc.	17,205
33,158	Citigroup, Inc.	976,171
451	GATX Corp.	16,543
309	Interactive Brokers Group, Inc. (a)	9,987
20,282	J.P. Morgan Chase & Co.	885,309
1,259	Principal Financial Group, Inc.	86,670
		1,991,885
	Diversified Telecommunication Services - 5.75%
6,672	AT&T Inc.	277,288
565	CenturyTel, Inc.	23,425
2,179	Cincinnati Bell, Inc. (a)	10,350
3,132	Citizens Communications Co.	39,870
1,022	Embarq Corp.	50,620
15,543	Qwest Communications International (a)	108,957
20,612	Sprint Corp.	270,636
27,470	Verizon Communications, Inc.	1,200,164
		1,981,310
	Electric Utilities - 5.78%
250	ALLETE, Inc.	9,895
1,059	Alliant Energy Corp.	43,091
1,476	Ameren Corp.	80,014
4,143	American Electric Power Co, Inc.	192,898
2,875	Centerpoint Energy, Inc.	49,249
225	CH Energy Group, Inc.	10,022
483	Cleco Corp.	13,427
2,121	Consolidated Edison, Inc.	103,611
2,399	DTE Energy Co.	105,460
2,477	Edison International	132,197
1,164	Entergy Corp.	139,121
1,171	FPL Group, Inc.	79,370
456	Great Plains Energy, Inc.	13,370
1,166	Hawaiian Electric Industries, Inc.	26,550
281	IDACORP, Inc.	9,897
1,058	Northeast Utilities	33,126
1,107	NSTAR	40,096
1,010	OGE Energy Corp.	36,653
1,577	Pepco Holdings, Inc.	46,253
3,471	PG&E Corp.	149,565
1,260	Pinnacle West Capital Corp.	53,437
457	PNM Resources, Inc.	9,803
747	Portland General Electric Co.	20,752
3,157	Progress Energy, Inc.	152,894
729	Puget Energy, Inc.	19,996
1,407	Reliant Energy, Inc. (a)	36,920
779	Sierra Pacific Resources	13,227
4,533	The Southern Co.	175,654
964	TECO Energy, Inc.	16,590
317	Unisource Energy Corp.	10,001
1,017	Westar Energy, Inc.	26,381
614	Wisconsin Energy Corp.	29,908
5,011	Xcel Energy, Inc.	113,098
		1,992,526
	Electronic Equipment & Instruments - 1.43%
1,450	Arrow Electronics, Inc. (a)	56,956
1,230	Avnet, Inc. (a)	43,013
1,788	Bell Microproducts, Inc. (a)	10,746
556	Benchmark Electronics, Inc. (a)	9,858
5,836	Ingram Micro, Inc. (a)	105,281
2,061	Jabil Circuit, Inc.	31,472
20,433	Sanmina-SCI Corporation (a)	37,188
1,023	SYNNEX Corp. (a)	20,051
1,944	Tech Data Corp. (a)	73,328
2,317	Tyco Electronics Ltd.	86,030
1,757	Vishay Intertechnology, Inc. (a)	20,047
		493,970
	Energy Equipment & Services - 0.08%
606	Nabors Industries Ltd. (a)	16,598
109	SEACOR Holdings, Inc. (a)	10,109
		26,707
	Food & Staples Retailing - 5.22%
979	BJ's Wholesale Club, Inc. (a)	33,120
2,670	Costco Wholesale Corp.	186,259
1,591	CVS Corp.	63,242
661	Great Atlantic & Pacific Tea Co. (a)	20,709
8,195	The Kroger Co.	218,888
351	Longs Drug Stores Corp.	16,497
374	Nash Finch Co.	13,195
988	Performance Food Group Co. (a)	26,548
19,069	Rite Aid Corp. (a)	53,202
2,970	Safeway, Inc.	101,604
802	Supervalu, Inc.	30,091
21,801	Wal-Mart Stores, Inc.	1,036,202
		1,799,557
	Food Products - 0.49%
393	Bunge Ltd.	45,749
361	Chiquita Brands International, Inc. (a)	6,639
901	Dean Foods Co.	23,300
508	Fresh Del Monte Produce, Inc.	17,059
262	The JM Smucker Co.	13,477
471	Pilgrim's Pride Corp.	13,635
690	Smithfield Foods, Inc. (a)	19,955
1,956	Tyson Foods, Inc.	29,985
		169,799
	Gas Utilities - 0.76%
716	AGL Resources, Inc.	26,950
595	Atmos Energy Corp.	16,684
427	National Fuel Gas Co.	19,932
334	New Jersey Resources Corp.	16,707
543	Nicor, Inc.	22,996
4,794	NiSource, Inc.	90,559
202	Northwest Natural Gas Co.	9,829
503	Piedmont Natural Gas Co.	13,159
337	Southwest Gas Corp.	10,033
745	UGI Corp.	20,301
403	WGL Holdings, Inc.	13,202
		260,352
	Health Care Equipment & Supplies - 0.22%
1,720	Covidien Ltd.	76,179
	Health Care Providers & Services - 3.16%
362	AMERIGROUP Corp. (a)	13,195
3,562	AmerisourceBergen Corp.	159,827
4,139	Cardinal Health, Inc.	239,027
275	Community Health Systems, Inc. (a)	10,137
340	Emergency Medical Services Corp. (a)	9,955
2,285	Health Management Associates, Inc.	13,664
924	Humana, Inc. (a)	69,586
943	Kindred Healthcare, Inc. (a)	23,556
280	Magellan Health Services, Inc. (a)	13,056
3,606	McKesson Corp.	236,229
755	Omnicare, Inc.	17,222
243	Owens & Minor, Inc.	10,311
3,116	Wellpoint, Inc. (a)	273,367
		1,089,132
	Hotels, Restaurants & Leisure - 0.55%
696	Brinker International, Inc.	13,614
2,026	Carnival Corp.	90,136
377	Harrah's Entertainment, Inc.	33,459
550	Royal Caribbean Cruises Ltd.	23,342
1,259	Wyndham Worldwide Corp.	29,662
		190,213
	Household Durables - 1.66%
671	American Greetings	13,621
1,412	Beazer Homes USA, Inc.	10,491
466	Blyth, Inc.	10,224
1,633	Centex Corp.	41,250
2,556	DR Horton, Inc.	33,663
976	Furniture Brands International, Inc.	9,819
1,966	Hovnanian Enterprises, Inc. (a)	14,096
567	Jarden Corp. (a)	13,387
1,747	KB Home	37,735
1,163	Leggett & Platt, Inc.	20,283
4,421	Lennar Corp.	79,092
542	MDC Holdings, Inc.	20,124
676	Meritage Homes Corp. (a)	9,849
358	Mohawk Industries, Inc. (a)	26,635
77	NVR, Inc. (a)	40,348
4,543	Pulte Homes, Inc.	47,883
629	Ryland Group, Inc.	17,329
3,056	Standard-Pacific Corp.	10,238
1,168	Toll Brothers, Inc. (a)	23,430
405	Tupperware Brands Corp.	13,377
994	Whirlpool Corp.	81,140
		574,014
	Industrial Conglomerates - 0.81%
41	Alleghany Corp. (a)	16,482
6,598	Tyco International Ltd.	261,611
		278,093
	Insurance - 13.48%
2,164	ACE Ltd.	133,692
1,875	Aflac, Inc.	117,431
463	Alfa Corp.	10,033
543	Allied World Assurance Holdings, Ltd.	27,242
5,967	The Allstate Corp.	311,656
933	AMBAC Financial Group, Inc.	24,043
1,143	American Financial Group, Inc.	33,010
18,785	American International Group, Inc.	1,095,166
231	American National Insurance Company	28,007
483	Arch Capital Group Ltd. (a)	33,979
577	Aspen Insurance Holdings Ltd.	16,641
692	Assurant, Inc.	46,295
841	Axis Capital Holdings Ltd.	32,774
2,785	Chubb Corp.	152,005
1,691	Cincinnati Financial Corp.	66,862
2,707	CNA Financial Corp.	91,280
556	Commerce Group, Inc.	20,005
3,577	Conseco, Inc. (a)	44,927
286	Delphi Financial Group	10,090
477	Endurance Specialty Holdings Ltd.	19,905
400	Everest Re Group Ltd.	40,160
6,121	Fidelity National Financial, Inc.	89,428
1,371	First American Corp.	46,779
727	Flagstone Reinsurance Holdings Ltd.	10,105
366	The Hanover Insurance Group, Inc.	16,763
2,305	Hartford Financial Services Group, Inc.	200,973
708	HCC Insurance Holdings, Inc.	20,305
347	IPC Holdings Ltd.	10,018
692	LandAmerica Financial Group, Inc.	23,147
1,902	Lincoln National Corp.	110,735
55	Markel Corp. (a)	27,011
359	Max Capital Group Ltd.	10,048
1,429	MBIA, Inc.	26,622
535	Mercury General Corp.	26,648
5,175	Metlife, Inc.	318,884
1,380	Montpelier Re Holdings Ltd.	23,474
1,203	Nationwide Financial Services	54,147
545	Odyssey Re Holdings Corp.	20,007
3,449	Old Republic International Corp.	53,149
1,091	OneBeacon Insurance Group, Ltd.	23,457
451	PartnerRe Ltd.	37,221
344	Philadelphia Consolidated Holding Co. (a)	13,536
1,702	The Phoenix Companies, Inc.	20,203
374	Platinum Underwriters Holdings Ltd.	13,299
4,968	Progressive Corp.	95,187
652	Protective Life Corp.	26,745
2,741	Prudential Financial, Inc.	255,023
519	Reinsurance Group Of America	27,237
387	RenaissanceRe Holdings Ltd.	23,313
1,024	Safeco Corp.	57,016
583	Selective Insurance Group	13,403
400	Stancorp Financial Group, Inc.	20,152
515	Stewart Information Services Corp.	13,436
608	Torchmark Corp.	36,802
370	Transatlantic Holdings, Inc.	26,888
4,453	Travelers Companies, Inc.	239,571
705	Unitrin, Inc.	33,833
3,225	UnumProvident Corp.	76,723
33	Wesco Financial Corp.	13,431
1,247	WR Berkley Corp.	37,173
2,008	XL Capital Ltd.	101,023
		4,648,118
	Internet & Catalog Retail - 0.71%
838	Expedia, Inc. (a)	26,497
2,730	IAC/InterActiveCorp (a)	73,492
4,863	Liberty Media Corp. (a)	92,786
373	Liberty Media Corp. (a)	43,451
505	Systemax, Inc.	10,262
		246,488
	IT Services - 0.71%
1,881	Computer Sciences Corp. (a)	93,053
807	Convergys Corp. (a)	13,283
5,757	Electronic Data Systems Corp.	119,343
728	Perot Systems Corp. (a)	9,828
2,113	Unisys Corp. (a)	9,994
		245,501
	Leisure Equipment & Products - 0.29%
1,908	Brunswick Corp.	32,531
3,035	Eastman Kodak Co.	66,376
		98,907
	Machinery - 0.24%
293	AGCO Corp. (a)	19,918
719	Briggs & Stratton Corp.	16,293
341	Mueller Industries, Inc.	9,886
134	NACCO Industries, Inc.	13,358
708	Timken Co.	23,258
		82,713
	Media - 2.79%
769	Belo Corp.	13,411
1,799	Cablevision Systems Corp. (a)	44,076
7,514	CBS Corp.	204,757
13,953	Charter Communications, Inc. (a)	16,325
1,510	Gannett Co., Inc.	58,890
458	Hearst-Argyle Television, Inc.	10,127
689	Live Nation, Inc. (a)	10,004
1,738	New York Times Co.	30,467
2,247	Regal Entertainment Group	40,603
474	Scholastic Corp. (a)	16,538
3,482	Time Warner Cable, Inc. (a)	96,103
15,085	Time Warner, Inc.	249,053
587	Virgin Media, Inc.	10,061
5,061	Walt Disney Co.	163,369
		963,784
	Metals & Mining - 1.19%
4,220	Alcoa, Inc.	154,241
743	Freeport-McMoRan Copper & Gold, Inc.	76,113
371	Massey Energy Co.	13,263
990	Nucor Corp.	58,628
633	United States Steel Corp.	76,536
1,483	USEC, Inc. (a)	13,347
1,114	Worthington Industries	19,918
		412,046
	Multiline Retail - 1.19%
1,961	Dillard's, Inc.	36,827
5,257	Macy's, Inc.	135,999
2,019	Retail Ventures, Inc. (a)	10,277
1,636	Saks, Inc. (a)	33,963
1,902	Sears Holdings Corp. (a)	194,099
		411,165
	Multi-Utilities - 1.81%
465	Avista Corp.	10,016
1,518	CMS Energy Corp.	26,383
3,658	Dominion Resources, Inc.	173,572
5,933	Duke Energy Corp New	119,669
1,970	Energy East Corp.	53,604
451	Integrys Energy Group, Inc.	23,312
724	MDU Resources Group, Inc.	19,990
340	Northwestern Corp.	10,030
665	Oneok, Inc.	29,772
866	SCANA Corp.	36,502
1,774	Sempra Energy	109,775
453	Vectren Corp.	13,141
		625,766
	Oil & Gas - 8.79%
405	Anadarko Petroleum Corp.	26,605
626	Apache Corp.	67,320
594	Chesapeake Energy Corp.	23,285
14,051	ChevronTexaco Corp.	1,311,380
239	Cimarex Energy Co.	10,165
4,804	ConocoPhillips	424,193
963	Devon Energy Corp.	85,620
2,914	El Paso Corp.	50,238
262	Forest Oil Corp. (a)	13,320
547	General Maritime Corp.	13,374
1,544	Hess Corp.	155,728
4,598	Marathon Oil Corp.	279,834
319	Newfield Exploration Co. (a)	16,811
415	Noble Energy, Inc.	33,001
1,583	Occidental Petroleum Corp.	121,875
133	Overseas Shipholding Group, Inc.	9,899
221	Stone Energy Corp. (a)	10,367
1,415	Sunoco, Inc.	102,503
1,117	Tesoro Petroleum Corp.	53,281
2,943	Valero Energy Corp.	206,098
578	World Fuel Services Corp.	16,779
		3,031,676
	Paper & Forest Products - 0.76%
479	Abitibibowater, Inc. (a)	9,872
3,044	Domtar Corp. (a)	23,408
1,232	Louisiana-Pacific Corp.	16,854
950	MeadWestvaco Corp.	29,735
2,458	Weyerhaeuser Co.	181,253
		261,122
	Pharmaceuticals - 2.65%
1,303	King Pharmaceuticals, Inc. (a)	13,343
39,632	Pfizer, Inc.	900,835
		914,178
	Road & Rail - 0.32%
244	AMERCO (a)	16,026
453	Arkansas Best Corp.	9,939
555	Con-Way, Inc.	23,054
410	Dollar Thrifty Automotive Group, Inc. (a)	9,709
577	Werner Enterprises, Inc.	9,826
2,521	YRC Worldwide, Inc. (a)	43,084
		111,638
	Semiconductor & Semiconductor Equipment - 0.15%
2,287	Advanced Micro Devices, Inc. (a)	17,152
3,224	Micron Technology, Inc. (a)	23,374
363	Novellus Systems, Inc. (a)	10,008
		50,534
	Software - 0.27%
1,445	Novell, Inc. (a)	9,927
5,149	Symantec Corp. (a)	83,105
		93,032
	Specialty Retail - 1.36%
663	Asbury Automotive Group, Inc.	9,978
6,278	AutoNation, Inc. (a)	98,313
587	Barnes & Noble, Inc.	20,222
3,917	Blockbuster, Inc. (a)	15,276
925	Borders Group, Inc.	9,851
650	Brown Shoe Co., Inc.	9,861
925	Cabela's, Inc. (a)	13,940
3,149	Charming Shoppes (a)	17,036
8,877	Circuit City Stores, Inc.	37,283
969	Collective Brands, Inc. (a)	16,851
1,770	Foot Locker, Inc.	24,178
5,556	Office Depot, Inc. (a)	77,284
2,119	OfficeMax, Inc.	43,779
382	The Pantry, Inc. (a)	9,982
757	Penske Automotive Group, Inc.	13,217
1,582	RadioShack Corp.	26,673
683	Sonic Automotive, Inc.	13,223
641	Zale Corp. (a)	10,294
		467,241
	Textiles, Apparel & Luxury Goods - 0.10%
618	Jones Apparel Group, Inc.	9,882
748	Kellwood Co.	12,447
664	Liz Claiborne, Inc.	13,512
		35,841
	Thrifts & Mortgage Finance - 2.77%
573	Astoria Financial Corp.	13,334
915	Corus Bankshares, Inc.	9,763
6,889	Countrywide Financial Corp.	61,588
4,506	Fannie Mae	180,150
5,019	Federal Home Loan Mortgage Corp.	170,997
832	First Niagara Financial Group, Inc.	10,017
1,939	Flagstar Bancorp, Inc.	13,515
3,696	Fremont General Corp.	12,936
1,585	Hudson City Bancorp, Inc.	23,807
1,634	IndyMac Bancorp, Inc.	9,722
919	MGIC Investment Corp.	20,613
2,701	New York Community Bancorp, Inc.	47,484
779	Peoples United Financial, Inc.	13,866
1,263	The PMI Group, Inc.	16,773
1,791	Radian Group, Inc.	20,919
3,360	Sovereign Bancorp, Inc.	38,304
832	TFS Financial Corp. (a)	9,934
793	Washington Federal, Inc.	16,740
18,704	Washington Mutual, Inc.	254,561
311	Webster Financial Corp.	9,943
		954,966
	Tobacco - 0.04%
257	Universal Corp.	13,164
	Trading Companies & Distributors - 0.04%
874	BlueLinx Holdings, Inc.	3,435
262	UAP Holding Corp.	10,113
		13,548
	Wireless Telecommunication Services - 0.10%
570	Telephone & Data Systems, Inc.	35,682

	Total Common Stocks (Cost $35,116,026)	33,271,863

	INVESTMENT COMPANIES - 0.05%
	Investment Companies - 0.05%
978	Apollo Investment Corp.	16,675

	Total Investment Companies (Cost $18,887)	16,675

	REAL ESTATE INVESTMENT TRUSTS - 0.68%
	Real Estate Investment Trusts - 0.68%
119	AMB Property Corp.	6,850
1,265	American Financial Realty Trust	10,145
559	Annaly Mortgage Management, Inc.	10,163
289	Apartment Investment & Management Co.	10,037
383	CapitalSource, Inc.	6,737
458	Colonial Properties Trust	10,364
3,305	Friedman Billings Ramsey Group, Inc.	10,378
307	HCP, Inc.	10,677
409	Hospitality Properties Trust	13,178
600	Host Hotels & Resorts, Inc.	10,224
386	iStar Financial, Inc.	10,055
1,289	Liberty Property Trust	37,136
594	Mack-Cali Realty Corp.	20,196
358	National Health Investors, Inc.	9,988
525	Potlatch Corp.	23,331
688	Redwood Trust, Inc.	23,557
1,078	Thornburg Mortgage, Inc.	9,961
		232,977

	Total Real Estate Investment Trusts (Cost $251,366)	232,977

	SHORT TERM INVESTMENTS - 3.21%
	Money Market Funds - 3.21%
1,108,951	Federated Prime Obligations Fund	1,108,951

	Total Short Term Investments (Cost $1,108,951)	1,108,951

	Total Investments (Cost $36,495,230) - 100.41%	34,630,466
	Liabilities in Excess of Other Assets - (0.41)%	-142,620
	TOTAL NET ASSETS - 100.00%	$34,487,846

Percentages are stated as a percent of net assets.
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$36,496,230
	Gross unrealized appreciation	927,985
	Gross unrealized depreciation	(2,793,749)
	Net unrealized appreciation	($1,865,764)

	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Open Futures Contracts
December 31, 2007
AssetMark Fundamental Index Large Company Value Fund

	Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
	S&P 500 Mini Futures	5	375,325	Mar-08	$ (5,945)

Schedule of Investments
December 31, 2007
AssetMark Fundamental Index Small Company Growth Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 93.77%
	Aerospace & Defense - 2.42%
273	AAR Corp. (a)	$10,382
91	American Science & Engineering, Inc.	5,164
250	BE Aerospace, Inc. (a)	13,225
372	Cubic Corp.	14,582
394	Curtiss-Wright Corp.	19,779
787	DynCorp International, Inc. (a)	21,155
650	Hexcel Corp. (a)	15,782
117	Ladish, Inc. (a)	5,053
331	Moog, Inc. (a)	15,163
739	Orbital Sciences Corp. (a)	18,120
795	Spirit Aerosystems Holdings, Inc. (a)	27,428
192	Teledyne Technologies, Inc. (a)	10,239
91	Triumph Group, Inc.	7,494
		183,566
	Air Freight & Logistics - 0.32%
900	HUB Group, Inc. (a)	23,922
	Airlines - 0.09%
179	Copa Holdings, S.A.	6,725
	Auto Components - 0.26%
489	Aftermarket Technology Corp. (a)	13,330
238	Drew Industries, Inc. (a)	6,521
		19,851
	Automobiles - 0.23%
838	Winnebago Industries, Inc.	17,615
	Banks - 0.13%
283	Signature Bank (a)	9,551
	Beverages - 0.41%
162	Boston Beer Company, Inc. (a)	6,099
194	Central European Distribution Corp. (a)	11,268
1,718	National Beverage Corp.	13,813
		31,180
	Biotechnology - 0.83%
249	Affymetrix, Inc. (a)	5,762
547	Celgene Corp. (a)	25,277
244	Cephalon, Inc. (a)	17,509
184	ImClone Systems, Inc. (a)	7,912
438	Millennium Pharmaceuticals, Inc. (a)	6,561
		63,021
	Building Products - 0.76%
155	Ameron International Corp.	14,283
588	Apogee Enterprises, Inc.	10,061
748	Goodman Global, Inc. (a)	18,356
553	Simpson Manufacturing Co., Inc.	14,704
		57,404
	Capital Markets - 2.18%
153	Affiliated Managers Group, Inc. (a)	17,971
447	Calamos Asset Management, Inc.	13,312
270	Cohen & Steers, Inc.	8,092
362	FCStone Group, Inc. (a)	16,663
139	Gamco Investors, Inc.	9,619
151	GFI Group Inc. (a)	14,454
165	Greenhill & Co, Inc.	10,969
185	Investment Technology Group, Inc. (a)	8,804
673	Jefferies Group, Inc.	15,513
398	KBW, Inc. (a)	10,185
317	National Financial Partners Corp.	14,458
482	Penson Worldwide, Inc. (a)	6,917
579	SEI Investments Co.	18,626
		165,583
	Chemicals - 1.37%
435	Airgas, Inc.	22,668
275	CF Industries Holdings, Inc.	30,267
972	HB Fuller Co.	21,821
398	Innophos Holdings, Inc.	5,922
803	Innospec, Inc.	13,780
162	OM Group, Inc. (a)	9,321
		103,779
	Commercial Banks - 2.34%
248	Bank of the Ozarks, Inc.	6,498
419	Cascade Bancorp	5,833
391	CoBiz, Inc.	5,814
789	East West Bancorp, Inc.	19,118
431	First Financial Bankshares, Inc.	16,227
299	First Indiana Corp.	9,568
903	Frontier Financial Corp.	16,769
545	Glacier Bancorp, Inc.	10,213
881	Investors Bancorp, Inc. (a)	12,457
511	Nara Bancorp, Inc.	5,963
275	Old Second Bancorp, Inc.	7,367
237	Suffolk Bancorp	7,278
465	SVB Financial Group (a)	23,436
243	SY Bancorp, Inc.	5,818
452	Texas Capital Bancshares, Inc. (a)	8,249
1,170	UCBH Holdings, Inc.	16,567
		177,175
	Commercial Services & Supplies - 7.59%
504	Administaff, Inc.	14,253
398	American Reprographics Co. (a)	6,559
244	Brady Corp.	8,562
233	Bright Horizons Family Solutions, Inc. (a)	8,048
632	ChoicePoint, Inc. (a)	23,017
278	Clean Harbors, Inc. (a)	14,373
464	Coinstar, Inc. (a)	13,062
559	COMSYS IT Partners, Inc. (a)	8,821
215	Consolidated Graphics, Inc. (a)	10,281
346	Copart, Inc. (a)	14,722
1,524	Corinthian Colleges, Inc. (a)	23,470
278	The Corporate Executive Board Co.	16,708
707	Corrections Corp. of America (a)	20,864
242	CPI Corp.	5,699
208	CRA International Inc. (a)	9,903
355	DeVry, Inc.	18,446
594	First Advantage Corp. (a)	9,783
110	FTI Consulting, Inc. (a)	6,780
349	The Geo Group Inc. (a)	9,772
406	Healthcare Services Group	8,599
302	Heidrick & Struggles International, Inc.	11,207
324	IHS, Inc. (a)	19,621
223	ITT Educational Services, Inc. (a)	19,015
265	Jackson Hewitt Tax Service, Inc.	8,414
897	Korn/Ferry International (a)	16,882
142	Layne Christensen Co. (a)	6,988
174	M&F Worldwide Corp. (a)	9,370
325	McGrath RentCorp	8,369
309	Mobile Mini, Inc. (a)	5,729
529	Navigant Consulting, Inc. (a)	7,231
259	PICO Holdings, Inc. (a)	8,708
528	Pike Electric Corp. (a)	8,849
121	Pre-Paid Legal Services, Inc. (a)	6,697
933	Resources Connection, Inc.	16,943
845	Rollins, Inc.	16,224
1,047	RSC Holdings, Inc. (a)	13,140
369	Sotheby's	14,059
141	Standard Parking Corp. (a)	6,837
195	Stericycle, Inc. (a)	11,583
55	Strayer Education, Inc.	9,382
840	TeleTech Holdings, Inc. (a)	17,867
1,107	Tetra Tech, Inc. (a)	23,800
1,541	TrueBlue, Inc. (a)	22,314
569	Waste Connections, Inc. (a)	17,582
376	Watson Wyatt Worldwide, Inc.	17,450
		575,983
	Communications Equipment - 2.43%
893	ADC Telecommunications, Inc. (a)	13,886
881	ADTRAN, Inc.	18,836
1,205	Arris Group, Inc. (a)	12,026
278	Avocent Corp. (a)	6,480
460	CommScope, Inc. (a)	22,637
176	Comtech Telecommunications Corp. (a)	9,506
1,701	Extreme Networks, Inc. (a)	6,021
201	F5 Networks, Inc. (a)	5,732
880	Foundry Networks, Inc. (a)	15,418
616	InterDigital, Inc. (a)	14,371
328	Netgear, Inc. (a)	11,700
473	Plantronics, Inc.	12,298
999	Polycom, Inc. (a)	27,752
232	ViaSat, Inc. (a)	7,988
		184,651
	Computers & Peripherals - 1.78%
883	Avid Technology, Inc. (a)	25,024
2,884	Brocade Communications Systems, Inc. (a)	21,169
892	Electronics For Imaging, Inc. (a)	20,052
913	Emulex Corp. (a)	14,900
1,106	Intermec, Inc. (a)	22,463
4,137	Iomega Corp. (a)	14,355
1,197	QLogic Corp. (a)	16,998
		134,961
	Construction & Engineering - 0.82%
485	Dycom Industries, Inc. (a)	12,925
748	Great Lakes Dredge & Dock Corp. (a)	6,523
1,580	MasTec, Inc. (a)	16,069
634	Perini Corp. (a)	26,260
		61,777
	Construction Materials - 0.39%
541	Eagle Materials, Inc.	19,195
146	Texas Industries, Inc.	10,234
		29,429
	Consumer Finance - 0.89%
1,096	Advance America, Cash Advance Centers, Inc.	11,135
185	Cash America International, Inc.	5,976
1,739	MoneyGram International, Inc.	26,728
217	Student Loan Corp.	23,870
		67,709
	Containers & Packaging - 0.92%
600	AptarGroup, Inc.	24,546
6,280	Graphic Packaging Corp. (a)	23,173
426	Silgan Holdings, Inc.	22,127
		69,846
	Distributors - 0.28%
544	WESCO International, Inc. (a)	21,564
	Diversified Consumer Services - 0.19%
167	Steiner Leisure Ltd. (a)	7,375
431	Universal Technical Institute, Inc. (a)	7,327
		14,702
	Diversified Financial Services - 1.03%
548	Asset Acceptance Capital Corp.	5,705
781	eSpeed, Inc. - Class A (a)	8,825
675	The First Marblehead Corp.	10,327
35	IntercontinentalExchange, Inc. (a)	6,738
364	Leucadia National Corp.	17,144
289	Nasdaq Stock Market, Inc. (a)	14,303
111	Nymex Holdings, Inc.	14,831
		77,873
	Diversified Telecommunication Services - 0.80%
928	General Communication (a)	8,120
102	Golden Telecom, Inc. (a)	10,297
8,177	Level 3 Communications, Inc. (a)	24,858
392	North Pittsburgh Systems, Inc.	8,894
576	Premiere Global Services, Inc. (a)	8,554
		60,723
	Electric Utilities - 0.29%
866	El Paso Electric Co. (a)	22,144
	Electrical Equipment - 1.42%
361	AMETEK, Inc.	16,909
363	Baldor Electric Co.	12,219
154	Franklin Electric Co., Inc.	5,894
233	Genlyte Group, Inc. (a)	22,182
730	GrafTech International Ltd. (a)	12,957
161	II-VI, Inc. (a)	4,919
200	Roper Industries, Inc.	12,508
350	Vicor Corp.	5,456
213	Woodward Governor Co.	14,473
		107,517
	Electronic Equipment & Instruments - 2.77%
549	Amphenol Corp.	25,457
869	Checkpoint Systems, Inc. (a)	22,577
439	Cognex Corp.	8,846
330	CPI International, Inc. (a)	5,643
384	Dolby Laboratories, Inc. (a)	19,092
331	Electro Scientific Industries, Inc. (a)	6,570
347	FLIR Systems, Inc. (a)	10,861
84	Itron, Inc. (a)	8,061
287	Littelfuse, Inc. (a)	9,460
220	MTS Systems Corp.	9,387
306	National Instruments Corp.	10,199
812	Plexus Corp. (a)	21,323
169	Rofin-Sinar Technologies, Inc. (a)	8,131
147	Rogers Corp. (a)	6,375
1,570	Smart Modular Technologies, Inc. (a)	15,983
454	Trimble Navigation Ltd. (a)	13,729
517	Veeco Instruments, Inc. (a)	8,634
		210,328
	Energy Equipment & Services - 3.23%
61	Atwood Oceanics, Inc. (a)	6,115
219	Bristow Group, Inc. (a)	12,406
159	CARBO Ceramics, Inc.	5,915
571	Complete Production Services (a)	10,261
152	Dril-Quip, Inc. (a)	8,460
422	Grant Prideco, Inc. (a)	23,425
3,529	Grey Wolf, Inc. (a)	18,810
141	GulfMark Offshore, Inc. (a)	6,597
431	Helmerich & Payne, Inc.	17,270
246	Hercules Offshore, Inc. (a)	5,850
225	Hornbeck Offshore Services, Inc. (a)	10,114
130	Lufkin Industries, Inc.	7,448
297	Matrix Service Co. (a)	6,480
164	NATCO Group, Inc. (a)	8,881
1,385	Newpark Resources, Inc. (a)	7,548
245	Oceaneering International, Inc. (a)	16,501
479	Oil States International, Inc. (a)	16,343
1,373	Parker Drilling Co. (a)	10,366
278	Superior Energy Services, Inc. (a)	9,569
465	Tetra Technologies, Inc. (a)	7,240
423	Unit Corp. (a)	19,564
172	W-H Energy Services, Inc. (a)	9,668
		244,831
	Food Products - 1.08%
892	Flowers Foods, Inc.	20,882
191	J&J Snack Foods Corp.	5,974
245	Ralcorp Holdings, Inc. (a)	14,894
16	Seaboard Corp.	23,520
614	Tootsie Roll Industries, Inc.	16,836
		82,106
	Health Care Equipment & Supplies - 3.13%
687	Advanced Medical Optics, Inc. (a)	16,852
872	American Medical Systems Holdings, Inc. (a)	12,609
170	Analogic Corp.	11,513
335	The Cooper Companies, Inc.	12,730
115	Gen-Probe, Inc. (a)	7,237
295	Greatbatch, Inc. (a)	5,897
294	Haemonetics Corporation (a)	18,528
226	IDEXX Laboratories, Inc. (a)	13,250
195	Immucor, Inc. (a)	6,628
198	Matthews International Corp.	9,280
552	Mentor Corp.	21,583
168	Meridian Bioscience, Inc.	5,054
353	Mine Safety Appliances Co.	18,310
236	ResMed, Inc. (a)	12,397
733	Steris Corp.	21,140
371	Varian, Inc. (a)	24,226
315	West Pharmaceutical Services, Inc.	12,786
253	Wright Medical Group, Inc. (a)	7,380
		237,400
	Health Care Providers & Services - 3.77%
99	The Advisory Board Co. (a)	6,355
125	Amedisys, Inc. (a)	6,065
745	AMN Healthcare Services, Inc. (a)	12,792
297	AmSurg Corp. (a)	8,037
1,246	Apria Healthcare Group, Inc. (a)	26,876
370	Cerner Corp. (a)	20,868
309	Chemed Corp.	17,267
255	Corvel Corp. (a)	5,870
557	HealthExtras, Inc. (a)	14,527
112	Healthways, Inc. (a)	6,545
244	inVentiv Health, Inc. (a)	7,554
157	Landauer, Inc.	8,141
248	National Healthcare Corp.	12,822
723	Odyssey HealthCare, Inc. (a)	7,996
271	Parexel International Corp. (a)	13,089
206	Pediatrix Medical Group, Inc. (a)	14,039
527	Pharmaceutical Product Development, Inc.	21,275
204	Psychiatric Solutions, Inc. (a)	6,630
1,002	Skilled Healthcare Group, Inc. (a)	14,659
805	Sun Healthcare Group, Inc. (a)	13,822
902	Sunrise Senior Living, Inc. (a)	27,673
296	VCA Antech, Inc. (a)	13,092
		285,994
	Health Care Technology - 0.44%
232	Eclipsys Corp. (a)	5,872
1,564	HLTH Corporation (a)	20,958
382	Trizetto Group (a)	6,635
		33,465
	Hotels, Restaurants & Leisure - 5.08%
452	Ameristar Casinos, Inc.	12,448
124	Bally Technologies, Inc. (a)	6,165
382	California Pizza Kitchen, Inc. (a)	5,948
993	Carrols Restaurant Group, Inc. (a)	9,513
896	CEC Entertainment, Inc. (a)	23,260
778	The Cheesecake Factory (a)	18,447
65	Chipotle Mexican Grill, Inc. (a)	7,998
525	Choice Hotels International, Inc.	17,430
1,144	CKE Restaurants, Inc.	15,101
449	Gaylord Entertainment Co. (a)	18,171
264	IHOP Corp.	9,657
446	International Speedway Corp. - Class A	18,366
2,095	Krispy Kreme Doughnuts, Inc. (a)	6,620
186	Las Vegas Sands Corp. (a)	19,167
118	Life Time Fitness, Inc. (a)	5,862
322	Marcus Corp.	4,975
581	Panera Bread Co. (a)	20,812
617	Papa John's International, Inc. (a)	14,006
446	Penn National Gaming, Inc. (a)	26,559
389	PF Chang's China Bistro, Inc. (a)	8,885
433	RC2 Corp. (a)	12,154
265	Scientific Games Corp. - Class A (a)	8,811
427	Sonic Corp. (a)	9,351
563	Speedway Motorsports, Inc.	17,498
566	Tim Hortons, Inc.	20,903
1,106	Town Sports International Holdings, Inc. (a)	10,574
504	Vail Resorts, Inc. (a)	27,120
83	Wynn Resorts, Limited	9,307
		385,108
	Household Durables - 1.08%
1,050	Blount International, Inc. (a)	12,926
1,120	Champion Enterprises, Inc. (a)	10,550
267	Garmin Ltd.	25,899
671	Interface, Inc.	10,951
542	Russ Berrie & Company, Inc. (a)	8,867
496	Tempur-Pedic International, Inc.	12,881
		82,074
	Household Products - 0.37%
362	Church & Dwight, Inc.	19,573
216	WD-40 Co.	8,202
		27,775
	Industrial Conglomerates - 0.28%
589	Walter Industries, Inc.	21,163
	Insurance - 1.50%
635	Amtrust Financial Services, Inc.	8,744
1,118	Brown & Brown, Inc.	26,273
687	Covanta Holding Corp. (a)	19,002
1,386	Employers Holdings, Inc.	23,160
631	Hilb, Rogal & Hobbs Co.	25,600
176	National Interstate Corp.	5,826
155	Tower Group, Inc.	5,177
		113,782
	Internet & Catalog Retail - 0.59%
2,373	Coldwater Creek, Inc. (a)	15,875
564	NetFlix, Inc. (a)	15,014
119	Priceline.com, Inc. (a)	13,668
		44,557
	Internet Software & Services - 0.80%
166	Akamai Technologies, Inc. (a)	5,744
440	Digital River, Inc. (a)	14,551
427	Interwoven, Inc. (a)	6,072
270	j2 Global Communications, Inc. (a)	5,716
96	Sohu.com, Inc. (a)	5,234
425	Valueclick, Inc. (a)	9,307
463	Vignette Corp. (a)	6,764
430	Websense, Inc. (a)	7,301
		60,689
	IT Services - 2.74%
1,591	Acxiom Corp.	18,662
421	Cognizant Technology Solutions Corp. (a)	14,289
1,310	CSG Systems International (a)	19,283
390	Euronet Worldwide, Inc. (a)	11,700
657	Gartner, Inc. (a)	11,537
2,224	Global Cash Access Holdings, Inc. (a)	13,477
405	Global Payments, Inc.	18,841
244	Heartland Payment Systems, Inc.	6,539
302	Mantech International Corp. - Class A (a)	13,234
267	MAXIMUS, Inc.	10,309
764	Sapient Corp. (a)	6,731
712	SRA International, Inc. - Class A (a)	20,968
754	SYKES Enterprises, Inc. (a)	13,572
450	Syntel, Inc.	17,334
475	Verifone Holdings, Inc. (a)	11,044
		207,520
	Leisure Equipment & Products - 0.42%
926	Marine Products Corp.	6,491
883	Pool Corporation	17,510
959	Sturm, Ruger & Company, Inc. (a)	7,941
		31,942
	Life Sciences Tools & Services - 0.94%
262	Bio-Rad Laboratories, Inc. (a)	27,148
682	Bruker BioSciences Corp. (a)	9,071
122	Dionex Corp. (a)	10,109
159	Millipore Corp. (a)	11,636
216	PharmaNet Development Group, Inc. (a)	8,469
76	Techne Corp. (a)	5,020
		71,453
	Machinery - 4.68%
259	Actuant Corp. - Class A	8,809
409	Albany International Corp.	15,174
155	Ampco-Pittsburgh Corp.	5,910
219	Astec Industries, Inc. (a)	8,145
138	Badger Meter, Inc.	6,203
338	Barnes Group, Inc.	11,286
74	Bucyrus International, Inc. - Class A	7,355
159	Cascade Corp.	7,387
237	Chart Industries, Inc. (a)	7,323
121	CIRCOR International, Inc.	5,610
380	Clarcor, Inc.	14,429
402	Columbus McKinnon Corporation (a)	13,113
771	EnPro Industries, Inc. (a)	23,631
183	ESCO Technologies, Inc. (a)	7,309
674	Gardner Denver, Inc. (a)	22,242
220	The Gorman-Rupp Co.	6,864
627	Graco, Inc.	23,362
397	IDEX Corp.	14,344
317	Kaydon Corp.	17,289
335	Lincoln Electric Holdings, Inc.	23,845
460	Nordson Corp.	26,662
181	Robbins & Myers, Inc.	13,689
264	Tennant Co.	11,692
774	Trinity Industries, Inc.	21,486
136	Valmont Industries, Inc.	12,120
569	Westinghouse Air Brake Technologies Corp.	19,596
		354,875
	Marine - 0.54%
976	American Commercial Lines, Inc. (a)	15,850
688	Horizon Lines, Inc. - Class A	12,824
264	Kirby Corp. (a)	12,271
		40,945
	Media - 3.90%
244	Arbitron, Inc.	10,143
90	Central European Media Enterprises Ltd. (a)	10,438
264	CTC Media, Inc. (a)	7,973
694	DreamWorks Animation SKG, Inc. (a)	17,725
2,334	Entravision Communications Corp. (a)	18,275
1,240	Gemstar-TV Guide International, Inc. (a)	5,902
1,036	Harte-Hanks, Inc.	17,923
622	Interactive Data Corp.	20,532
222	John Wiley & Sons, Inc.	9,510
373	Lamar Advertising Co.	17,930
729	Marvel Entertainment, Inc. (a)	19,472
493	Meredith Corp.	27,105
132	Morningstar, Inc. (a)	10,263
892	Playboy Enterprises, Inc. (a)	8,135
1,191	PRIMEDIA Inc.	10,124
199	RH Donnelley Corp. (a)	7,260
1,580	Sinclair Broadcast Group, Inc.	12,972
2,255	Valassis Communications, Inc. (a)	26,361
494	Value Line, Inc.	19,888
1,194	World Wrestling Entertainment, Inc.	17,623
		295,554
	Metals & Mining - 1.73%
169	AMCOL International Corp.	6,089
172	Brush Engineered Materials, Inc. (a)	6,367
367	Century Aluminum Co. (a)	19,796
1,517	Coeur d'Alene Mines Corp. (a)	7,494
94	Haynes International, Inc. (a)	6,533
796	Hecla Mining Co. (a)	7,443
217	Kaiser Aluminum Corp.	17,247
104	RTI International Metals, Inc. (a)	7,169
109	Schnitzer Steel Industries, Inc.	7,535
442	Steel Dynamics, Inc.	26,330
791	Stillwater Mining Co. (a)	7,641
443	Titanium Metals Corp. (a)	11,717
		131,361
	Multiline Retail - 0.14%
626	Conn's, Inc. (a)	10,711
	Office Electronics - 0.17%
380	Zebra Technologies Corp. (a)	13,186
	Oil & Gas - 3.26%
469	Alpha Natural Resources, Inc. (a)	15,233
598	Arch Coal, Inc.	26,868
167	Barrett Bill Corp. (a)	6,992
130	Berry Petroleum Co. - Class A	5,779
412	Bois d'Arc Energy, Inc. (a)	8,178
506	Cabot Oil & Gas Corp.	20,427
391	CNX Gas Corp. (a)	12,492
385	Continental Resources, Inc. (a)	10,060
609	Denbury Resources, Inc. (a)	18,118
459	Encore Acquisition Co. (a)	15,317
525	EXCO Resources, Inc. (a)	8,127
591	Harvest Natural Resources, Inc. (a)	7,387
81	Markwest Hydrocarbon, Inc.	5,075
305	Nordic American Tanker Shipping	10,010
168	Penn Virginia Corp.	7,330
150	Petroleum Development Corp. (a)	8,870
114	Quicksilver Resources, Inc. (a)	6,793
219	Range Resources Corp.	11,248
424	Southwestern Energy Co. (a)	23,625
305	St Mary Land & Exploration Co.	11,776
470	VeraSun Energy Corp. (a)	7,182
		246,887
	Paper & Forest Products - 0.08%
202	Neenah Paper, Inc.	5,888
	Personal Products - 0.43%
522	Bare Escentuals, Inc. (a)	12,658
78	Chattem, Inc. (a)	5,892
369	Inter Parfums, Inc.	6,631
198	USANA Health Sciences, Inc. (a)	7,342
		32,523
	Pharmaceuticals - 1.90%
260	Allergan, Inc.	16,702
560	APP Pharmaceuticals, Inc. (a)	5,751
381	Barr Pharmaceuticals, Inc. (a)	20,231
232	KV Pharmaceutical Co. (a)	6,621
2,426	Mylan Laboratories, Inc.	34,110
459	Par Pharmaceutical Cos., Inc. (a)	11,016
438	Perrigo Co.	15,334
454	Warner Chilcott Limited (a)	8,050
964	Watson Pharmaceuticals, Inc. (a)	26,163
		143,978
	Real Estate - 0.69%
929	CB Richard Ellis Group, Inc. (a)	20,020
822	Grubb & Ellis Co. (a)	5,269
769	The St. Joe Co.	27,307
		52,596
	Road & Rail - 0.47%
709	Genesee & Wyoming, Inc. (a)	17,136
586	Knight Transportation, Inc.	8,679
435	Old Dominion Freight Line (a)	10,053
		35,868
	Semiconductor & Semiconductor Equipment - 4.13%
959	Advanced Energy Industries, Inc. (a)	12,544
1,502	AMIS Holdings, Inc. (a)	15,050
2,846	Amkor Technology, Inc. (a)	24,276
4,505	Atmel Corp. (a)	19,462
229	ATMI, Inc. (a)	7,385
199	Cabot Microelectronics Corp. (a)	7,146
405	Cree, Inc. (a)	11,125
378	Cymer, Inc. (a)	14,716
364	Cypress Semiconductor Corp. (a)	13,115
266	FEI Co. (a)	6,605
483	FormFactor, Inc. (a)	15,987
915	Integrated Device Technology, Inc. (a)	10,349
965	Intersil Corp.	23,623
1,398	Kulicke & Soffa Industries, Inc. (a)	9,590
696	Mattson Technology, Inc. (a)	5,958
1,056	Micrel, Inc.	8,923
231	Microsemi Corp. (a)	5,114
614	MKS Instruments, Inc. (a)	11,752
1,120	Omnivision Technologies, Inc. (a)	17,528
668	Semtech Corp. (a)	10,367
237	Silicon Laboratories, Inc. (a)	8,871
237	SiRF Technology Holdings, Inc. (a)	5,956
935	Skyworks Solutions, Inc. (a)	7,948
178	Standard Microsystems Corp. (a)	6,954
228	Tessera Technologies, Inc. (a)	9,485
637	Varian Semiconductor Equipment Associates, Inc. (a)	23,569
		313,398
	Software - 4.20%
642	ACI Worldwide, Inc. (a)	12,224
960	Activision, Inc. (a)	28,512
206	Blackbaud, Inc.	5,776
696	Epicor Software Corp. (a)	8,199
194	Factset Research Systems, Inc.	10,806
408	Fair Isaac Corp.	13,117
704	I2 Technologies, Inc. (a)	8,870
797	Jack Henry & Associates, Inc.	19,399
579	Lawson Software, Inc. (a)	5,929
249	MICRO Systems, Inc. (a)	17,470
100	MicroStrategy, Inc. (a)	9,510
736	MSC.Software Corp. (a)	9,561
146	NAVTEQ Corp. (a)	11,038
304	Net 1 UEPS Technologies, Inc. (a)	8,925
1,096	Parametric Technology Corp. (a)	19,564
309	Progress Software Corp. (a)	10,407
232	Quality Systems, Inc.	7,074
1,028	Quest Software, Inc. (a)	18,956
671	Red Hat, Inc. (a)	13,984
698	Renaissance Learning, Inc.	9,772
199	SPSS, Inc. (a)	7,146
1,359	Take-Two Interactive Software, Inc. (a)	25,073
632	THQ, Inc. (a)	17,816
1,817	TIBCO Software, Inc. (a)	14,663
388	Tyler Technologies, Inc. (a)	5,001
		318,792
	Specialty Retail - 4.91%
796	Aaron Rents, Inc.	15,315
981	Aeropostale, Inc. (a)	25,997
456	bebe stores, inc.	5,864
658	Build-A-Bear Workshop, Inc. (a)	9,179
593	Cache, Inc. (a)	5,539
1,103	Casual Male Retail Group, Inc. (a)	5,714
2,752	Chico's FAS, Inc. (a)	24,851
989	Christopher & Banks Corp.	11,324
4,337	CSK Auto Corp. (a)	21,728
1,084	Dress Barn, Inc. (a)	13,561
1,213	DSW, Inc. (a)	22,756
511	Genesco, Inc. (a)	19,316
566	Guess?, Inc.	21,446
518	Gymboree Corp. (a)	15,778
477	Hibbett Sports, Inc. (a)	9,530
256	J.Crew Group, Inc. (a)	12,342
295	JoS. A. Bank Clothiers, Inc. (a)	8,393
387	Maidenform Brands, Inc. (a)	5,236
1,687	Rent-A-Center, Inc. (a)	24,495
1,645	Select Comfort Corp. (a)	11,531
748	Tractor Supply Co. (a)	26,883
768	Tween Brands, Inc. (a)	20,337
599	Urban Outfitters, Inc. (a)	16,329
275	Weight Watchers International, Inc.	12,424
2,813	The Wet Seal, Inc. (a)	6,554
		372,422
	Textiles, Apparel & Luxury Goods - 1.79%
887	Carter's, Inc. (a)	17,163
224	Cherokee, Inc.	7,229
410	Columbia Sportswear Co.	18,077
803	K-Swiss, Inc.	14,534
459	Movado Group, Inc.	11,608
881	Skechers U.S.A., Inc. (a)	17,188
138	Under Armour, Inc. (a)	6,027
252	Volcom, Inc. (a)	5,552
383	Warnaco Group, Inc. (a)	13,328
1,020	Wolverine World Wide, Inc.	25,010
		135,716
	Thrifts & Mortgage Finance - 0.35%
724	Kearny Financial Corp.	8,623
371	Roma Financial Corp.	5,821
452	Wauwatosa Holdings, Inc. (a)	5,795
132	WSFS Financial Corp.	6,626
		26,865
	Trading Companies & Distributors - 0.87%
550	Electro Rent Corp.	8,167
468	Fastenal Co.	18,917
543	H&E Equipment Services, Inc. (a)	10,252
365	Interline Brands, Inc. (a)	7,997
274	MSC Industrial Direct Co., Inc. - Class A	11,089
211	TransDigm Group, Inc. (a)	9,531
		65,953
	Water Utilities - 0.46%
1,267	Aqua America, Inc.	26,860
225	SJW Corp.	7,801
		34,661
	Wireless Telecommunication Services - 0.68%
1,066	Centennial Communications Corp. (a)	9,903
301	Crown Castle International Corp. (a)	12,521
215	Leap Wireless International, Inc. (a)	10,028
608	MetroPCS Communications, Inc. (a)	11,826
472	Syniverse Holdings, Inc. (a)	7,354
		51,632

	Total Common Stocks (Cost $7,271,255)	7,112,249

	REAL ESTATE INVESTMENT TRUSTS - 3.65%
	Real Estate Investment Trusts - 3.65%
124	Alexandria Real Estate Equities, Inc.	12,607
534	BRE Properties, Inc.	21,643
261	Corporate Office Properties Trust	8,222
159	Eastgroup Properties	6,654
341	Equity Lifestyle Properties, Inc.	15,573
115	Essex Property Trust, Inc.	11,211
208	Federal Realty Investment Trust	17,087
217	Forest City Enterprises, Inc.	9,644
682	Glimcher Realty Trust	9,746
254	LaSalle Hotel Properties	8,103
291	The Macerich Co.	20,678
354	Maguire Properties, Inc.	10,432
483	PS Business Parks, Inc.	25,382
222	Saul Centers, Inc.	11,861
153	SL Green Realty Corp.	14,299
136	Tanger Factory Outlet Centers, Inc.	5,129
195	Taubman Centers, Inc.	9,592
996	UDR, Inc.	19,771
304	Ventas, Inc.	13,756
236	Washington Real Estate Investment Trust	7,413
575	Weingarten Realty Investors	18,078
		276,881

	Total Real Estate Investment Trusts (Cost $302,085)	276,881

	SHORT TERM INVESTMENTS - 3.19%
	Money Market Funds - 3.19%
242,348	Federated Prime Obligations Fund	242,348

	Total Short Term Investments (Cost $242,348)	242,348

	Total Investments (Cost $7,815,688) - 100.61%	7,631,478
	Liabilities in Excess of Other Assets - (0.61)%	-46,343
	TOTAL NET ASSETS - 100.00%	$7,585,135

Percentages are stated as a percent of net assets.
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$7,815,688
	Gross unrealized appreciation	365,574
	Gross unrealized depreciation	(549,784)
	Net unrealized appreciation	($184,210)

	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Open Futures Contracts
December 31, 2007
AssetMark Fundamental Index Small Company Growth Fund

	Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
	Russell 2000 Mini Futures	1	79,453	Mar-08	$ (2,233)

Schedule of Investments
December 31, 2007
AssetMark Fundamental Index Small Company Value Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 90.84%
	Aerospace & Defense - 0.71%
192	DRS Technologies, Inc.	$10,420
80	Esterline Technologies Corp. (a)	4,140
198	Kaman Corp.	7,288
		21,848
	Air Freight & Logistics - 0.70%
2,378	ABX Air, Inc. (a)	9,940
539	Pacer International, Inc.	7,869
146	Park-Ohio Holdings Corp. (a)	3,665
		21,474
	Airlines - 1.00%
328	AirTran Holdings, Inc. (a)	2,348
597	Frontier Airlines Holdings, Inc. (a)	3,140
742	JetBlue Airways Corp. (a)	4,378
1,475	Mesa Air Group, Inc. (a)	4,558
137	Pinnacle Airlines Corp. (a)	2,089
228	Republic Airways Holdings, Inc. (a)	4,467
362	Skywest, Inc.	9,720
		30,700
	Auto Components - 1.39%
1,063	Accuride Corp. (a)	8,355
2,071	Hayes Lemmerz International, Inc. (a)	9,464
257	Sauer-Danfoss, Inc.	6,438
663	Standard Motor Products, Inc.	5,410
542	Stoneridge, Inc. (a)	4,358
56	Strattec Security Corp.	2,320
357	Superior Industries International, Inc.	6,487
		42,832
	Automobiles - 0.33%
972	Fleetwood Enterprises, Inc. (a)	5,813
490	Monaco Coach Corp.	4,351
		10,164
	Beverages - 0.22%
115	Coca-Cola Bottling Co. Consolidated	6,771
	Biotechnology - 0.10%
184	Applera Corp. (a)	2,920
	Building Products - 1.15%
274	American Woodmark Corp.	4,981
1,330	Builders Firstsource, Inc. (a)	9,603
630	Griffon Corp. (a)	7,843
177	NCI Building Systems, Inc. (a)	5,096
267	Universal Forest Products, Inc.	7,866
		35,389
	Capital Markets - 1.04%
17	Capital Southwest Corp.	2,013
325	Cowen Group, Inc. (a)	3,090
360	Knight Capital Group, Inc. (a)	5,184
646	LaBranche & Co., Inc. (a)	3,256
378	MCG Capital Corp.	4,381
252	SWS Group, Inc.	3,193
2,138	WP Stewart & Co Ltd	10,925
		32,042
	Chemicals - 3.59%
506	A. Schulman, Inc.	10,904
169	Arch Chemicals, Inc.	6,211
504	Ferro Corp.	10,448
659	Georgia Gulf Corp.	4,362
616	Headwaters, Inc. (a)	7,232
85	Koppers Holdings, Inc.	3,675
576	Kronos Worldwide, Inc.	10,051
126	Minerals Technologies, Inc.	8,436
119	NewMarket Corp.	6,627
630	NL Industries	7,201
1,004	Omnova Solutions, Inc. (a)	4,428
1,436	PolyOne Corp. (a)	9,449
153	Quaker Chemical Corp.	3,361
257	Sensient Technologies Corp.	7,268
527	Spartech Corp.	7,431
107	Stepan Co.	3,481
		110,565
	Commercial Banks - 13.69%
293	1st Source Corp.	5,072
133	Alabama National Bancorporation	10,349
183	AMCORE Financial, Inc.	4,154
160	Ameris Bancorp	2,696
124	Arrow Financial Corp.	2,665
116	BancFirst Corp.	4,971
202	Banco Latinoamericano de Exportaciones, S.A.	3,295
230	Bank of Granite Corp.	2,431
114	Banner Corp.	3,275
3,878	BFC Financial Corp. (a)	5,856
142	Boston Private Financial Holdings, Inc.	3,845
83	Camden National Corp.	2,357
160	Capital City Bank Group, Inc.	4,515
149	Capitol Bancorp Ltd.	2,998
412	Cathay General Bancorp	10,914
614	Centennial Bank Holdings, Inc. (a)	3,549
471	Central Pacific Financial Corp.	8,695
375	Chemical Financial Corp.	8,921
173	City Holding Co.	5,854
99	Columbia Banking System, Inc.	2,943
368	Community Bank System, Inc.	7,312
183	Community Trust Bancorp, Inc.	5,038
839	CVB Financial Corp.	8,675
519	Eurobancshares, Inc. (a)	2,076
525	F.N.B. Corp.	7,717
146	Financial Institutions, Inc.	2,602
173	First Bancorp	3,268
160	First Charter Corp.	4,778
254	First Community Bancorp	10,475
117	First Community Bancshares, Inc.	3,731
642	First Financial Bancorp	7,319
143	First Financial Corp.	4,053
165	First Merchants Corp.	3,604
100	FNB Corp.	2,323
172	FNB United Corp.	2,092
93	Great Southern Bancorp, Inc.	2,042
126	Greene County Bancshares, Inc.	2,419
232	Hancock Holding Co.	8,862
659	Hanmi Financial Corp.	5,681
283	Harleysville National Corp.	4,123
159	Heartland Financial USA, Inc.	2,953
89	IBERIABANK Corp.	4,161
88	Independent Bank Corp.	2,395
576	Independent Bank Corporation	5,472
185	Integra Bank Corp.	2,610
452	International Bancshares Corp.	9,465
137	Intervest Bancshares Corp.	2,359
1,077	Irwin Financial Corp.	7,916
100	Lakeland Financial Corp.	2,090
128	MainSource Financial Group, Inc.	1,992
303	MB Financial Corp.	9,341
366	MBT Financial Corp.	3,228
287	Midwest Banc Holdings, Inc.	3,565
562	National Penn Bancshares, Inc.	8,509
244	NBT Bancorp, Inc.	5,568
153	Omega Financial Corp.	4,477
238	Oriental Financial Group	3,192
372	Pacific Capital Bancorp	7,488
215	Prosperity Bancshares, Inc.	6,319
308	Provident Bankshares Corp.	6,588
109	Renasant Corp.	2,351
128	Republic Bancorp Inc.	2,116
225	Royal Bancshares of Pennsylvania	2,475
299	S&T Bancorp, Inc.	8,264
161	Sandy Spring Bancorp, Inc.	4,479
74	SCBT Financial Corp.	2,344
315	Seacoast Banking Corp of Florida	3,238
291	Security Bank Corp.	2,660
143	Simmons First National Corp.	3,789
150	Southwest Bancorp, Inc.	2,749
265	Sterling Bancorp	3,615
495	Sterling Bancshares, Inc.	5,524
323	Sterling Financial Corp. - PA	5,304
173	Sun Bancorp, Inc. (a)	2,730
163	Taylor Capital Group, Inc.	3,325
89	Tompkins Financial Corp.	3,453
150	TriCo Bancshares	2,895
275	UMB Financial Corp.	10,549
688	Umpqua Holdings Corp.	10,554
143	Union Bankshares Corp.	3,023
280	United Community Banks, Inc.	4,424
150	Univest Corporation of Pennsylvania	3,166
211	USB Holding Co., Inc.	4,178
158	Virginia Financial Group, Inc.	2,346
198	WesBanco, Inc.	4,079
228	West Bancorporation, Inc.	2,973
155	West Coast Bancorp	2,867
244	Western Alliance Bancorp (a)	4,580
262	Wilshire Bancorp, Inc.	2,057
232	Wintrust Financial Corp.	7,686
		421,026
	Commercial Services & Supplies - 2.20%
88	AMREP Corp.	2,688
350	Bowne & Co, Inc.	6,160
367	CBIZ, Inc. (a)	3,600
270	CDI Corp.	6,550
411	Comfort Systems USA, Inc.	5,253
172	Ennis, Inc.	3,096
161	First Consulting Group, Inc. (a)	2,082
101	G&K Services, Inc.	3,790
752	Hudson Highland Group, Inc. (a)	6,324
183	ICT Group, Inc. (a)	2,187
500	Knoll, Inc.	8,215
343	On Assignment, Inc. (a)	2,404
194	Schawk, Inc.	3,011
111	School Specialty, Inc. (a)	3,835
739	The Standard Register Co.	8,617
		67,812
	Communications Equipment - 1.30%
1,044	3Com Corp. (a)	4,719
190	Audiovox Corp. (a)	2,356
92	Bel Fuse, Inc.	2,693
80	Black Box Corp.	2,894
97	EMS Technologies, Inc. (a)	2,933
99	Loral Space & Communications Ltd. (a)	3,391
295	Superior Essex, Inc. (a)	7,080
537	Sycamore Networks, Inc. (a)	2,062
3,190	UTStarcom, Inc. (a)	8,772
2,151	Westell Technologies, Inc. (a)	3,097
		39,997
	Computers & Peripherals - 0.08%
498	Hypercom Corp. (a)	2,480
	Construction & Engineering - 0.48%
453	Insituform Technologies, Inc. (a)	6,704
233	Integrated Electrical Services, Inc. (a)	4,378
88	Michael Baker Corp. (a)	3,617
		14,699
	Consumer Finance - 0.88%
1,003	Advanta Corp. - Class B	8,094
625	AmeriCredit Corp. (a)	7,994
574	CompuCredit Corp. (a)	5,729
187	Nelnet, Inc.	2,377
556	Rewards Network, Inc. (a)	2,763
		26,957
	Containers & Packaging - 0.97%
73	AEP Industries, Inc. (a)	2,337
1,009	Caraustar Industries, Inc. (a)	3,118
966	Chesapeake Corp.	5,013
1,080	Constar International, Inc. (a)	4,406
461	Myers Industries, Inc.	6,671
322	Rock-Tenn Co.	8,182
		29,727
	Distributors - 0.62%
1,458	Building Material Holding Corp.	8,063
1,755	Handleman Co.	3,001
476	Prestige Brands Holdings, Inc. (a)	3,560
1,578	Source Interlink Companies, Inc. (a)	4,545
		19,169
	Diversified Consumer Services - 0.61%
273	Carriage Services, Inc. (a)	2,403
322	Regis Corp.	9,003
839	Stewart Enterprises, Inc.	7,467
		18,873
	Diversified Financial Services - 0.37%
433	Assured Guaranty Ltd.	11,492
	Diversified Telecommunication Services - 0.93%
235	Alaska Communications Systems Group, Inc.	3,525
156	Consolidated Communications Holdings, Inc.	3,104
176	Fairpoint Communications, Inc.	2,292
613	IDT Corp.	5,180
225	Iowa Telecommunications Services, Inc.	3,658
157	SureWest Communications	2,685
624	Windstream Corp.	8,124
		28,568
	Electric Utilities - 1.49%
247	Black Hills Corp.	10,893
143	Central Vermont Public Service Corp.	4,410
233	The Empire District Electric Co.	5,308
158	MGE Energy, Inc.	5,604
254	Otter Tail Corp.	8,788
291	UIL Holdings Corp.	10,753
		45,756
	Electrical Equipment - 0.80%
208	AO Smith Corp.	7,290
365	EnerSys (a)	9,110
41	Preformed Line Products Co.	2,440
125	Regal-Beloit Corp.	5,619
		24,459
	Electronic Equipment & Instruments - 2.56%
295	Agilysys, Inc.	4,460
713	Brightpoint, Inc. (a)	10,952
529	CTS Corp.	5,253
374	Gerber Scientific, Inc. (a)	4,039
267	GTSI Corp. (a)	2,641
469	Insight Enterprises, Inc. (a)	8,555
334	Kemet Corp. (a)	2,214
495	Merix Corp. (a)	2,302
242	Methode Electronics, Inc.	3,978
183	Newport Corp. (a)	2,341
192	Park Electrochemical Corp.	5,422
661	PC Connection, Inc. (a)	7,502
269	Scansource, Inc. (a)	8,702
167	Technitrol, Inc.	4,773
147	Tessco Technologies, Inc. (a)	2,655
263	Zones, Inc. (a)	2,848
		78,637
	Energy Equipment & Services - 0.66%
96	Basic Energy Services, Inc. (a)	2,107
526	Patterson-UTI Energy, Inc.	10,268
246	Pioneer Drilling Co. (a)	2,922
139	Trico Marine Service, Inc. (a)	5,146
		20,443
	Food & Staples Retailing - 2.11%
96	Andersons, Inc.	4,301
373	Casey's General Stores, Inc.	11,045
327	Ingles Markets, Inc.	8,303
106	PriceSmart, Inc.	3,186
312	Ruddick Corp.	10,817
296	Spartan Stores, Inc.	6,764
245	Susser Holdings Corp. (a)	5,022
91	Village Super Market, Inc.	4,631
275	Weis Markets, Inc.	10,983
		65,052
	Food Products - 1.48%
1,139	Del Monte Foods Co.	10,775
243	Diamond Foods, Inc.	5,207
101	The Hain Celestial Group, Inc. (a)	3,232
296	Imperial Sugar Co.	5,556
271	Lancaster Colony Corp.	10,759
228	Lance, Inc.	4,656
92	Reddy Ice Holdings, Inc.	2,328
126	TreeHouse Foods, Inc. (a)	2,897
		45,410
	Gas Utilities - 0.74%
259	The Laclede Group Inc.	8,868
202	South Jersey Industries, Inc.	7,290
221	Southern Union Co.	6,489
		22,647
	Health Care Equipment & Supplies - 0.55%
203	Conmed Corp. (a)	4,691
64	Datascope Corp.	2,330
904	Healthtronics, Inc. (a)	4,149
225	Invacare Corp.	5,670
		16,840
	Health Care Providers & Services - 2.97%
445	Alliance Imaging, Inc. (a)	4,281
402	America Service Group, Inc. (a)	2,946
103	Brookdale Senior Living, Inc.	2,926
352	Centene Corp. (a)	9,659
228	Cross Country Healthcare, Inc. (a)	3,247
174	Gentiva Health Services, Inc. (a)	3,313
276	Hanger Orthopedic Group, Inc. (a)	3,039
284	Healthsouth Corp. (a)	5,964
579	Healthspring, Inc. (a)	11,030
320	LifePoint Hospitals, Inc. (a)	9,517
224	MedCath Corp. (a)	5,501
267	Molina Healthcare, Inc. (a)	10,333
386	National Medical Health Card Systems, Inc. (a)	3,648
260	PDI, Inc. (a)	2,436
384	PSS World Medical, Inc. (a)	7,515
133	Res-Care, Inc. (a)	3,346
1,242	Rural/Metro Corp. (a)	2,658
		91,359
	Hotels, Restaurants & Leisure - 3.03%
436	Bluegreen Corp. (a)	3,135
297	Bob Evans Farms, Inc.	7,998
392	CBRL Group, Inc.	12,697
72	Churchill Downs, Inc.	3,886
854	Denny's Corp. (a)	3,203
585	Dominos Pizza, Inc.	7,740
931	Interstate Hotels & Resorts, Inc. (a)	3,687
394	Isle of Capri Casinos, Inc. (a)	5,425
223	Landry's Restaurants, Inc.	4,393
286	Luby's, Inc. (a)	2,906
259	Morton's Restaurant Group, Inc. (a)	2,416
338	O'Charleys, Inc.	5,063
189	Pinnacle Entertainment, Inc. (a)	4,453
683	Ruby Tuesday, Inc.	6,659
2,449	Six Flags, Inc. (a)	4,971
245	The Steak n Shake Co. (a)	2,671
115	Sunstone Hotel Investors, Inc.	2,103
589	Triarc Companies, Inc.	5,160
1,081	Trump Entertainment Resorts, Inc. (a)	4,648
		93,214
	Household Durables - 2.49%
135	Avatar Holdings, Inc. (a)	5,646
373	California Coastal Communities, Inc. (a)	2,193
133	CSS Industries, Inc.	4,881
423	Ethan Allen Interiors, Inc.	12,055
233	Helen of Troy Ltd. (a)	3,994
797	Kimball International, Inc.	10,919
1,438	La-Z-Boy, Inc.	11,403
410	M/I Homes, Inc.	4,305
67	National Presto Industries, Inc.	3,528
462	Sealy Corp.	5,170
80	Skyline Corp.	2,348
212	Stanley Furniture Co, Inc.	2,544
1,977	WCI Communities, Inc. (a)	7,473
		76,459
	Household Products - 0.37%
733	Central Garden & Pet Co. (a)	3,929
1,424	Spectrum Brands, Inc. (a)	7,590
		11,519
	Industrial Conglomerates - 0.33%
250	Standex International Corp.	4,363
366	Tredegar Corp.	5,885
		10,248
	Insurance - 7.69%
268	Affirmative Insurance Holdings, Inc.	2,782
251	Amcomp, Inc. (a)	2,347
803	American Equity Investment Life Holding Co.	6,657
77	American Physicians Capital, Inc.	3,192
196	Amerisafe, Inc. (a)	3,040
56	Argo Group International Holdings, Ltd. (a)	2,359
227	Baldwin & Lyons, Inc.	6,234
279	CNA Surety Corp. (a)	5,521
1,123	Crawford & Co. (a)	4,661
84	Darwin Professional Underwriters, Inc. (a)	2,030
245	Donegal Group, Inc.	4,207
214	EMC Insurance Group, Inc.	5,065
315	FBL Financial Group, Inc.	10,877
130	First Mercury Financial Corp. (a)	3,172
97	FPIC Insurance Group, Inc. (a)	4,169
197	Greenlight Capital Re, Ltd. (a)	4,096
305	Harleysville Group, Inc.	10,791
545	Horace Mann Educators Corp.	10,322
213	Independence Holding Co.	2,695
273	Infinity Property & Casualty Corp.	9,864
181	Kansas City Life Insurance Co.	7,890
347	Meadowbrook Insurance Group, Inc. (a)	3,265
115	The Midland Co.	7,439
596	National Atlantic Holdings Corp. (a)	2,640
41	National Western Life Insurance Co.	8,502
106	Navigators Group, Inc. (a)	6,890
130	NYMAGIC, Inc.	3,007
607	PMA Capital Corp. (a)	4,990
436	Presidential Life Corp.	7,634
180	RLI Corp.	10,222
208	Safety Insurance Group, Inc.	7,617
12,229	Scottish Re Group Limited (a)	8,866
194	Seabright Insurance Holdings, Inc. (a)	2,926
1,724	Security Capital Assurance	6,706
404	State Auto Financial Corp.	10,625
761	Triad Guaranty, Inc. (a)	7,458
384	United America Indemnity, Ltd. (a)	7,649
277	United Fire & Casualty Co.	8,058
395	Universal American Financial Corp. (a)	10,108
		236,573
	Internet & Catalog Retail - 0.31%
207	FTD Group, Inc.	2,666
523	PC Mall, Inc. (a)	4,869
334	ValueVision Media, Inc. (a)	2,101
		9,636
	Internet Software & Services - 1.04%
427	CMGI, Inc. (a)	5,590
1,060	EarthLink, Inc. (a)	7,494
238	InfoSpace, Inc.	4,474
1,198	RealNetworks, Inc. (a)	7,296
609	United Online, Inc.	7,198
		32,052
	IT Services - 1.36%
1,908	BearingPoint, Inc. (a)	5,400
153	CACI International, Inc. - Class A (a)	6,850
765	CIBER, Inc. (a)	4,674
840	Gevity HR, Inc.	6,459
684	Lionbridge Technologies (a)	2,428
828	MPS Group, Inc. (a)	9,058
312	Ness Technologies, Inc. (a)	2,880
454	StarTek, Inc.	4,227
		41,976
	Leisure Equipment & Products - 0.80%
445	Arctic Cat, Inc.	5,313
272	Callaway Golf Co.	4,741
237	Jakks Pacific, Inc. (a)	5,596
422	Leapfrog Enterprises, Inc. (a)	2,840
157	MarineMax, Inc. (a)	2,434
757	Nautilus Group, Inc.	3,671
		24,595
	Life Sciences Tools & Services - 0.15%
568	Cambrex Corp.	4,760
	Machinery - 2.30%
256	Commercial Vehicle Group, Inc. (a)	3,712
651	Federal Signal Corp.	7,304
123	Freightcar America, Inc.	4,305
144	Gehl Co. (a)	2,310
131	The Greenbrier Companies, Inc.	2,916
75	Kadant, Inc. (a)	2,225
202	Lydall, Inc. (a)	2,125
171	Miller Industries, Inc. (a)	2,341
631	Mueller Water Products, Inc. - Class A	6,007
158	Reliance Steel & Aluminum Co.	8,563
382	Tecumseh Products Co. (a)	8,943
574	Trimas Corp. (a)	6,079
542	Wabash National Corp.	4,168
182	Watts Water Technologies, Inc.	5,424
851	Xerium Technologies, Inc.	4,425
		70,847
	Marine - 0.08%
47	Genco Shipping & Trading Ltd.	2,574
	Media - 3.98%
243	Cinemark Holdings, Inc.	4,131
3,345	Citadel Broadcasting Corp.	6,891
882	Cox Radio, Inc. (a)	10,716
450	Cumulus Media, Inc. (a)	3,618
2,474	Emmis Communications Corp. (a)	9,525
367	Entercom Communications Corp.	5,024
361	Gray Television, Inc.	2,895
717	Journal Communications, Inc.	6,410
1,110	Journal Register Co.	1,954
653	Lee Enterprises, Inc.	9,567
775	LIN TV Corp. (a)	9,432
468	McClatchy Co.	5,859
272	Media General, Inc.	5,780
1,189	Mediacom Communications Corp. (a)	5,458
1,730	Navarre Corp. (a)	3,598
2,920	Radio One, Inc. (a)	6,921
265	RCN Corp.	4,131
1,631	Spanish Broadcasting System (a)	3,017
4,356	Sun-Times Media Group, Inc. (a)	9,583
3,988	Westwood One, Inc.	7,936
		122,446
	Metals & Mining - 1.00%
141	Compass Minerals International, Inc.	5,781
327	Esmark, Inc. (a)	4,621
352	Gibraltar Industries, Inc.	5,428
116	Metal Management, Inc.	5,281
188	Quanex Corp.	9,757
		30,868
	Multiline Retail - 0.90%
597	99 Cents Only Stores (a)	4,752
982	The Bon-Ton Stores, Inc.	9,319
512	Fred's, Inc.	4,931
893	Gottschalks, Inc. (a)	3,000
1,141	Tuesday Morning Corp.	5,785
		27,787
	Multi-Utilities - 0.26%
2,132	Aquila, Inc. (a)	7,952
	Oil & Gas - 2.72%
252	Alon USA Energy, Inc.	6,849
253	Aventine Renewable Energy (a)	3,228
94	Comstock Resources, Inc. (a)	3,196
63	Crosstex Energy, Inc.	2,346
294	Delek US Holdings, Inc.	5,948
221	Energy Partners Ltd. (a)	2,610
560	International Coal Group, Inc. (a)	3,002
226	Knightsbridge Tankers Ltd.	5,458
172	Mariner Energy, Inc. (a)	3,935
2,641	Meridian Resource Corp. (a)	4,780
296	Petrohawk Energy Corp. (a)	5,124
190	Rosetta Resources, Inc. (a)	3,768
331	Ship Finance International Ltd.	9,172
117	Swift Energy Co. (a)	5,151
148	Teekay Shipping Corp.	7,875
160	W & T Offshore, Inc.	4,794
109	Whiting Petroleum Corp. (a)	6,285
		83,521
	Paper & Forest Products - 0.75%
315	Buckeye Technologies, Inc. (a)	3,937
212	Glatfelter	3,246
259	Schweitzer-Mauduit International, Inc.	6,711
1,014	Wausau-Mosinee Paper Corp.	9,116
		23,010
	Personal Products - 0.25%
249	Elizabeth Arden, Inc. (a)	5,067
432	Mannatech, Inc.	2,730
		7,797
	Road & Rail - 0.89%
353	Covenant Transport, Inc. (a)	2,372
464	Frozen Food Express Industries, Inc.	2,737
266	Heartland Express, Inc.	3,772
224	Marten Transport Ltd. (a)	3,125
187	PAM Transportation Services (a)	2,906
538	Quality Distribution, Inc. (a)	2,389
584	Saia, Inc. (a)	7,767
142	USA Truck, Inc. (a)	2,187
		27,255
	Semiconductor & Semiconductor Equipment - 1.42%
2,859	Conexant Systems, Inc. (a)	2,373
684	Entegris, Inc. (a)	5,903
371	Exar Corp. (a)	2,957
525	Genesis Microchip, Inc. (a)	4,499
327	IXYS Corp. (a)	2,622
214	Photronics, Inc. (a)	2,669
1,070	RF Micro Devices, Inc. (a)	6,110
2,754	Spansion, Inc. (a)	10,823
495	TriQuint Semiconductor, Inc. (a)	3,282
106	Zoran Corp. (a)	2,386
		43,624
	Software - 0.37%
1,063	Borland Software Corp. (a)	3,200
229	Dynamics Research Corp. (a)	2,478
517	Mentor Graphics Corp. (a)	5,573
		11,251
	Specialty Retail - 5.21%
329	AC Moore Arts & Crafts, Inc. (a)	4,524
333	Big 5 Sporting Goods Corp.	4,802
279	Books-A-Million, Inc.	3,326
156	The Buckle, Inc.	5,148
529	The Cato Corp.	8,284
343	Charlotte Russe Holding, Inc. (a)	5,539
403	The Childrens Place Retail Stores, Inc. (a)	10,450
764	Eddie Bauer Holdings, Inc. (a)	4,851
3,744	Finish Line	9,061
425	Group 1 Automotive, Inc.	10,094
436	Haverty Furniture Cos., Inc.	3,920
616	HOT Topic, Inc. (a)	3,585
687	Jo-Ann Stores, Inc. (a)	8,986
534	Lithia Motors, Inc.	7,332
156	Mothers Work, Inc. (a)	2,714
1,427	New York & Co, Inc. (a)	9,104
695	PEP Boys	7,979
1,806	Pier 1 Imports, Inc. (a)	9,445
604	Pomeroy IT Solutions, Inc. (a)	4,186
641	Restoration Hardware, Inc. (a)	4,211
222	Rush Enterprises, Inc. - Class A (a)	4,036
395	Shoe Carnival, Inc. (a)	5,573
405	Stage Stores, Inc.	5,994
2,068	Stein Mart, Inc.	9,802
426	The Talbots, Inc.	5,035
263	West Marine, Inc. (a)	2,362
		160,343
	Textiles, Apparel & Luxury Goods - 1.06%
327	Culp, Inc. (a)	2,279
626	Hartmarx Corp. (a)	2,135
298	Kenneth Cole Productions, Inc.	5,212
328	Oxford Industries, Inc.	8,452
195	Perry Ellis International, Inc. (a)	2,999
927	Quiksilver, Inc. (a)	7,954
93	UniFirst Corp.	3,534
		32,565
	Thrifts & Mortgage Finance - 4.41%
260	Anchor BanCorp Wisconsin, Inc.	6,115
341	Bank Mutual Corp.	3,604
971	BankAtlantic Bancorp, Inc.	3,981
434	BankUnited Financial Corp.	2,995
104	Berkshire Hills Bancorp, Inc.	2,704
566	Brookline Bancorp, Inc.	5,751
271	Capitol Federal Financial	8,401
308	Centerline Holding Co.	2,347
218	City Bank	4,888
485	Dime Community Bancshares	6,194
428	Doral Financial Corp. (a)	7,721
331	Downey Financial Corp.	10,297
178	First Busey Corp.	3,535
108	First Defiance Financial Corp.	2,378
85	First Financial Holdings, Inc.	2,331
290	First Place Financial Corp.	4,057
186	FirstFed Financial Corp. (a)	6,663
554	Franklin Bank Corp. (a)	2,388
564	NewAlliance Bancshares, Inc.	6,497
186	Northwest Bancorp, Inc.	4,942
695	Ocwen Financial Corp. (a)	3,850
581	PFF Bancorp, Inc.	6,995
394	Provident Financial Services, Inc.	5,682
162	Provident New York Bancorp	2,093
266	Sterling Financial Corp. - WA	4,466
109	TierOne Corp.	2,414
1,007	TrustCo Bank Corp NY	9,989
442	United Community Financial Corp.	2,440
		135,718
	Tobacco - 0.31%
2,322	Alliance One International, Inc. (a)	9,451
	Trading Companies & Distributors - 0.95%
299	Aceto Corp.	2,392
374	Applied Industrial Technologies, Inc.	10,853
244	Beacon Roofing Supply, Inc. (a)	2,055
124	Lawson Products	4,702
101	TAL International Group, Inc.	2,300
184	Watsco, Inc.	6,764
		29,066
	Water Utilities - 0.40%
112	American States Water Co.	4,220
215	California Water Service Group	7,959
		12,179
	Wireless Telecommunication Services - 0.29%
625	USA Mobility, Inc.	8,938

	Total Common Stocks (Cost $3,038,201)	2,794,332

	INVESTMENT COMPANIES - 0.07%
	Capital Markets - 0.07%
158	Ares Capital Corp.	2,312

	Total Investment Companies (Cost $2,532)	2,312

	REAL ESTATE INVESTMENT TRUSTS - 6.76%
	Real Estate Investment Trusts - 6.76%
347	Anthracite Capital, Inc.	2,512
435	Anworth Mortgage Asset Corp.	3,593
104	BioMed Realty Trust, Inc.	2,410
284	Brandywine Realty Trust	5,092
348	CBL & Associates Properties, Inc.	8,321
575	CBRE Realty Finance, Inc.	3,071
444	Cousins Properties, Inc.	9,812
259	DCT Industrial Trust, Inc.	2,411
347	Deerfield Capital Corp.	2,776
157	Diamondrock Hospitality Co.	2,352
406	Douglas Emmett, Inc.	9,180
121	Entertainment Properties Trust	5,687
248	Equity One, Inc.	5,711
402	FelCor Lodging Trust, Inc.	6,267
300	Franklin Street Properties Corp.	4,440
122	Getty Realty Corp.	3,255
207	Health Care REIT, Inc.	9,251
274	Healthcare Realty Trust, Inc.	6,957
199	Highwoods Properties, Inc.	5,847
101	Home Properties, Inc.	4,530
1,429	HRPT Properties Trust	11,046
185	Inland Real Estate Corp.	2,620
449	Lexington Corporate Properties Trust	6,528
252	LTC Properties, Inc.	6,313
3,546	Luminent Mortgage Capital, Inc.	2,766
232	MFA Mortgage Investments, Inc.	2,146
61	Mid-America Apartment Communities, Inc.	2,608
211	Mission West Properties	2,007
276	National Retail Properties, Inc.	6,453
152	Nationwide Health Properties, Inc.	4,768
272	Newcastle Investment Corp.	3,525
4,750	NovaStar Financial, Inc. (a)	13,727
140	Pennsylvania Real Estate Investment Trust	4,155
263	PMC Commercial Trust	2,830
128	Post Properties, Inc.	4,495
549	RAIT Investment Trust	4,732
265	Realty Income Corp.	7,160
348	Senior Housing Properties Trust	7,893
73	Sovran Self Storage, Inc.	2,927
142	Strategic Hotels & Resorts, Inc.	2,376
155	Sun Communities, Inc.	3,266
		207,816

	Total Real Estate Investment Trusts (Cost $221,897)	207,816

	SHORT TERM INVESTMENTS - 4.45%
	Money Market Funds - 4.45%
136,971	Federated Prime Obligations Fund	136,971

	Total Short Term Investments (Cost $136,971)	136,971

	Total Investments (Cost $3,399,601) - 102.12%	3,141,431
	Liabilities in Excess of Other Assets - (2.12)%	-65,206
	TOTAL NET ASSETS - 100.00%	$3,076,225

Percentages are stated as a percent of net assets.
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$3,399,601
	Gross unrealized appreciation	99,698
	Gross unrealized depreciation	(357,868)
	Net unrealized appreciation	($258,170)

	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AssetMark Funds

By (Signature and Title)  /s/ Ronald D. Cordes
  Ronald D. Cordes, President

Date    02/19/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Ronald D. Cordes
Ronald D. Cordes,
President (Principal Executive Officer)

Date     02/19/2008

By (Signature and Title)   /s/ Carrie E. Hansen
   Carrie E. Hansen,
   Treasurer (Principal Financial Officer)

Date     02/19/2008

* Print the name and title of each signing officer under his or her signature.